UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 9 of its series:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period: February 28, 2018

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

February 28, 2018

Wells Fargo Adjustable Rate Government Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Adjustable Rate Government Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Adjustable Rate Government Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Adjustable Rate Government Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Michal Stanczyk

Average annual total returns (%) as of February 28, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESAAX)	6-30-2000	(1.78)	(0.12)	0.97	0.19	0.29	1.18	0.80	0.74
Class C (ESACX)	6-30-2000	(1.67)	(0.45)	0.42	(0.67)	(0.45)	0.42	1.55	1.49
Administrator Class (ESADX)	7-30-2010	–	–	–	0.44	0.46	1.33	0.74	0.60
Institutional Class (EKIZX)	10-1-1991	–	–	–	0.47	0.58	1.46	0.47	0.46
Bloomberg Barclays 6-Month Treasury Bill Index[4]	–	–	–	–	1.04	0.48	0.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Adjustable Rate Government Fund	5

Ten largest holdings (%) as of February 28, 2018[5]
FNMA Series 2003-W18 Class 2A, 3.72%, 6-25-2043	1.92
FNMA Series 2002-66 Class A3, 3.83%, 4-25-2042	1.91
FNMA Series 2004-W15 Class 3A, 3.61%, 6-25-2044	1.46
FNMA Series 2006-W01 Class 3A, 3.26%, 10-25-2045	1.25
FHLMC Series T-67 Class 1A1C, 3.41%, 3-25-2036	1.21
GNMA Series 2017-H11 Class FE, 1.95%, 5-20-2067	1.12
FNMA Series 2004-W12 Class 2A, 3.78%, 6-25-2044	1.10
FNMA Series 2001-T12 Class A4, 3.96%, 8-25-2041	1.04
FHLMC Series T-67 Class 2A1C, 3.30%, 3-25-2036	0.98
FHLMC Series T-62 Class 1A1, 2.26%, 10-25-2044	0.89

Portfolio allocation as of February 28, 2018[6]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Bloomberg Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Adjustable Rate Government Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$995.20	$3.66	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class C
Actual	$1,000.00	$991.51	$7.36	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%
Administrator Class
Actual	$1,000.00	$995.91	$2.97	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$996.65	$2.28	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31	0.46%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 97.33%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	2.26%	12-29-2045	$484,138	$484,756
FHLMC (10 Year Treasury Constant Maturity -0.85%) ±	1.74	3-15-2024	462,260	458,872
FHLMC (1 Year Treasury Constant Maturity +0.71%) ±	1.76	4-1-2030	59,147	59,362
FHLMC (11th District Cost of Funds +1.25%) ±	1.88	5-1-2019	2,105	2,096
FHLMC (11th District Cost of Funds +1.25%) ±	1.98	1-1-2030	3,292	3,241
FHLMC (11th District Cost of Funds +1.25%) ±	1.98	1-1-2030	3,319	3,286
FHLMC (11th District Cost of Funds +1.25%) ±	1.98	7-1-2030	152,040	149,995
FHLMC (11th District Cost of Funds +1.25%) ±	1.99	7-1-2018	155	155
FHLMC (11th District Cost of Funds +1.25%) ±	1.99	1-1-2019	456	455
FHLMC (11th District Cost of Funds +1.25%) ±	1.99	2-1-2019	1,550	1,544
FHLMC (11th District Cost of Funds +1.25%) ±	1.99	2-1-2035	190,456	188,233
FHLMC (11th District Cost of Funds +1.25%) ±	2.00	5-1-2018	102	102
FHLMC (11th District Cost of Funds +1.25%) ±	2.00	6-1-2018	992	990
FHLMC (11th District Cost of Funds +1.25%) ±	2.00	9-1-2018	90	89
FHLMC (11th District Cost of Funds +0.00%) ±	2.03	3-1-2018	68	68
FHLMC (11th District Cost of Funds +1.44%) ±	2.08	6-1-2020	13,991	13,912
FHLMC (11th District Cost of Funds +1.36%) ±	2.09	10-1-2030	6,017	5,989
FHLMC (11th District Cost of Funds +1.50%) ±	2.24	8-1-2018	109	109
FHLMC (11th District Cost of Funds +0.00%) ±	2.27	10-1-2018	697	697
FHLMC (11th District Cost of Funds +1.72%) ±	2.45	1-1-2022	5,977	5,969
FHLMC (11th District Cost of Funds +1.25%) ±	2.52	11-1-2030	193,118	193,366
FHLMC (11th District Cost of Funds +1.88%) ±	2.52	6-1-2019	22,620	22,597
FHLMC (11th District Cost of Funds +0.00%) ±	2.53	12-1-2018	246	246
FHLMC (11th District Cost of Funds +1.91%) ±	2.53	12-1-2018	900	898
FHLMC (11th District Cost of Funds +1.88%) ±	2.64	3-1-2025	214,564	213,829
FHLMC (11th District Cost of Funds +2.00%) ±	2.66	6-1-2029	171,037	171,821
FHLMC (12 Month Treasury Average +1.90%) ±	2.68	5-1-2028	228,650	236,813
FHLMC (11th District Cost of Funds +2.25%) ±	2.88	8-1-2019	6,824	6,839
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	2.88	7-1-2019	504	503
FHLMC (11th District Cost of Funds +2.14%) ±	2.89	7-1-2018	1,733	1,730
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	2.94	5-1-2037	201,867	211,097
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.98	4-1-2034	344,426	361,754
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	2.98	5-1-2035	308,982	322,528
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.00	5-1-2034	244,986	258,434
FHLMC (11th District Cost of Funds +2.39%) ±	3.02	6-1-2021	47,581	47,898
FHLMC (11th District Cost of Funds +1.53%) ±	3.03	6-1-2019	5,059	5,068
FHLMC (6 Month LIBOR +1.42%) ±	3.03	2-1-2037	6,705	6,881
FHLMC (1 Year Treasury Constant Maturity +1.55%) ±	3.07	7-1-2030	4,941	4,922
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.08	4-1-2034	447,785	468,295
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	3.10	1-1-2030	17,970	18,526
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	3.11	8-1-2033	1,651,044	1,716,821
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.11	4-1-2038	1,882,273	1,997,278
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	3.11	4-1-2023	199,536	200,855
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	3.13	12-1-2035	561,030	585,550
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.13	5-1-2034	1,735,320	1,827,130
FHLMC (6 Month LIBOR +1.66%) ±	3.16	6-1-2037	414,893	427,684
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.19	3-1-2034	798,121	835,712
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.19	3-1-2036	701,941	735,701
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.19	4-1-2032	89,262	90,592
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.20	9-1-2038	243,438	248,034

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC (6 Month LIBOR +1.70%) ±	3.22%	1-1-2037	$1,205,689	$1,254,999
FHLMC (12 Month Treasury Average +2.46%) ±	3.23	10-1-2029	106,947	109,422
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.23	5-1-2032	43,906	45,511
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.23	9-1-2035	1,540,515	1,627,499
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	3.24	11-1-2034	304,987	318,879
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	3.24	10-1-2037	1,344,006	1,411,178
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.24	3-1-2034	727,415	760,863
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	3.25	5-1-2020	119	120
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.26	8-1-2027	5,503	5,556
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.26	4-1-2038	1,177,407	1,245,804
FHLMC (1 Year Treasury Constant Maturity +2.01%) ±	3.26	6-1-2020	499	497
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.26	5-1-2038	979,050	1,031,789
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.26	6-1-2035	130,824	138,365
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.27	7-1-2029	56,583	58,935
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	3.27	1-1-2023	29,580	30,870
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.29	9-1-2033	865,260	915,572
FHLMC (12 Month Treasury Average +2.37%) ±	3.29	6-1-2028	98,462	100,737
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	3.30	11-1-2036	1,131,446	1,192,565
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.30	4-1-2037	1,562,379	1,651,581
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.31	8-1-2035	533,409	562,919
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.31	3-1-2027	97,423	98,883
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	3.31	6-1-2035	531,492	556,912
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.32	4-1-2029	102,649	103,915
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	3.32	3-1-2025	66,470	68,575
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	3.32	1-1-2037	1,200,213	1,262,200
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.32	7-1-2036	340,941	364,905
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.33	11-1-2036	1,076,551	1,135,173
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.33	5-1-2038	1,318,957	1,391,362
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.33	4-1-2037	579,860	609,682
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.34	8-1-2035	1,962,359	2,069,693
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.34	6-1-2030	99,502	101,548
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.35	8-1-2033	237,726	249,775
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	3.35	6-1-2033	474,562	495,141
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.35	11-1-2035	1,115,944	1,175,360
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	3.35	6-1-2032	141,574	143,342
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.35	10-1-2033	57,101	57,449
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.35	11-1-2026	72,654	74,789
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.35	10-1-2034	1,024,725	1,079,494
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.35	2-1-2036	1,128,710	1,189,298
FHLMC (6 Month LIBOR +1.73%) ±	3.36	6-1-2024	7,526	7,529
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.36	1-1-2036	634,154	670,438
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	3.36	6-1-2036	1,086,817	1,140,797
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	3.37	7-1-2038	1,424,014	1,506,745
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	3.37	9-1-2029	751,108	786,131
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.37	5-1-2034	1,491,156	1,567,321
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.37	10-1-2036	727,553	765,065
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	3.38	2-1-2036	115,425	121,835
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.39	9-1-2030	228,933	239,617
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	3.39	5-1-2020	217	216
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.39	9-1-2032	1,672,607	1,761,155

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	3.39%	7-1-2034	$586,041	$610,166
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.40	7-1-2031	1,130,209	1,164,179
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.40	6-1-2035	1,146,562	1,211,108
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.40	2-1-2030	52,004	52,645
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.40	2-1-2036	598,858	631,190
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.41	2-1-2036	765,627	800,944
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	3.41	2-1-2031	578,470	606,003
FHLMC (12 Month LIBOR +1.67%) ±	3.42	8-1-2035	146,490	150,135
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	3.42	7-1-2034	835,226	877,195
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.42	2-1-2036	1,226,414	1,292,344
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	3.43	12-1-2034	468,570	491,744
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.43	10-1-2036	577,335	608,112
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.43	9-1-2031	69,329	70,277
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.43	11-1-2029	152,079	154,438
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.43	9-1-2033	214,982	226,465
FHLMC (12 Month LIBOR +1.68%) ±	3.43	2-1-2037	320,447	335,256
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.45	7-1-2034	153,112	161,083
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	3.45	8-1-2034	983,641	1,031,283
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.45	3-1-2037	397,740	418,936
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.46	7-1-2038	706,143	743,476
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.46	10-1-2033	322,159	338,870
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.47	4-1-2036	597,348	628,355
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.47	10-1-2033	713,499	750,475
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.47	10-1-2033	1,359,568	1,426,004
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	3.47	7-1-2027	588,551	592,109
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.48	10-1-2025	30,020	30,086
FHLMC (12 Month LIBOR +1.73%) ±	3.48	1-1-2035	424,663	446,725
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.48	10-1-2025	68,036	69,166
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.48	9-1-2033	795,057	839,503
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.48	12-1-2033	719,079	750,463
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.48	1-1-2036	1,573,854	1,651,761
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.48	7-1-2031	184,592	194,447
FHLMC (12 Month LIBOR +1.74%) ±	3.49	12-1-2036	451,632	471,656
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.49	1-1-2034	922,544	965,640
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	3.49	6-1-2035	1,774,575	1,851,695
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.49	2-1-2036	830,872	875,077
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.50	8-1-2029	87,935	89,149
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.50	10-1-2034	1,566,339	1,647,693
FHLMC (12 Month LIBOR +1.75%) ±	3.50	4-1-2035	245,880	258,538
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.50	11-1-2027	492,166	514,982
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.50	1-1-2028	2,539	2,668
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.50	6-1-2025	60,623	61,291
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.51	11-1-2029	672,715	701,581
FHLMC (12 Month LIBOR +1.76%) ±	3.51	5-1-2037	1,325,359	1,390,109
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.52	11-1-2029	161,926	166,345
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	3.52	1-1-2037	1,830,724	1,932,046
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.52	5-1-2025	70,862	71,619
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.52	5-1-2034	94,913	99,891
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	3.52	11-1-2029	108,910	112,271
FHLMC (12 Month LIBOR +1.78%) ±	3.53	11-1-2035	453,292	475,507

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC (11th District Cost of Funds +2.18%) ±	3.53%	12-1-2025	$42,270	$42,597
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.53	6-1-2030	277,670	289,548
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.53	6-1-2035	539,702	570,155
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.54	7-1-2037	567,475	596,730
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.54	10-1-2024	86,688	90,094
FHLMC (12 Month LIBOR +1.77%) ±	3.54	6-1-2035	1,176,684	1,237,082
FHLMC (12 Month LIBOR +1.78%) ±	3.55	10-1-2035	1,092,286	1,147,629
FHLMC (12 Month LIBOR +1.76%) ±	3.55	10-1-2036	604,489	634,660
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.55	6-1-2035	1,678,829	1,779,222
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.55	9-1-2038	704,229	729,861
FHLMC (12 Month LIBOR +1.91%) ±	3.55	3-1-2032	829,763	875,462
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	3.56	7-1-2024	33,551	33,410
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.57	10-1-2033	1,940,498	2,033,247
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.57	1-1-2037	180,906	189,395
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.57	2-1-2034	743,076	785,344
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.58	5-1-2031	118,038	123,350
FHLMC (12 Month LIBOR +1.75%) ±	3.58	6-1-2033	759,955	798,474
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.59	2-1-2034	1,598,371	1,675,789
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.59	1-1-2035	352,097	369,827
FHLMC (12 Month LIBOR +1.84%) ±	3.60	4-1-2035	1,387,116	1,464,965
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.60	1-1-2028	18,510	19,282
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.60	1-1-2033	596,231	623,950
FHLMC (12 Month LIBOR +1.75%) ±	3.60	5-1-2033	194,452	205,428
FHLMC (12 Month LIBOR +1.82%) ±	3.60	5-1-2039	911,617	956,615
FHLMC (6 Month LIBOR +2.12%) ±	3.62	5-1-2037	148,216	155,737
FHLMC (6 Month LIBOR +2.08%) ±	3.62	6-1-2026	884,115	908,734
FHLMC (12 Month LIBOR +1.87%) ±	3.62	4-1-2037	542,151	571,928
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.50%) ±	3.63	11-1-2018	492	490
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.63	11-1-2022	90,831	93,170
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.63	10-1-2030	1,614,831	1,688,194
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	3.64	8-1-2029	105,458	108,278
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.66	11-1-2035	1,127,120	1,186,559
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	3.67	4-1-2034	518,637	539,692
FHLMC (12 Month LIBOR +1.87%) ±	3.68	9-1-2036	735,027	773,405
FHLMC (12 Month LIBOR +1.91%) ±	3.68	4-1-2037	702,659	737,116
FHLMC (12 Month LIBOR +1.87%) ±	3.68	5-1-2035	181,567	191,467
FHLMC (12 Month LIBOR +1.93%) ±	3.69	4-1-2035	975,042	1,030,453
FHLMC (1 Year Treasury Constant Maturity +2.58%) ±	3.70	8-1-2030	2,928,146	3,054,145
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	3.70	8-1-2029	9,390	9,301
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.70	2-1-2036	1,244,604	1,308,696
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.71	2-1-2034	971,245	1,013,185
FHLMC (12 Month LIBOR +1.98%) ±	3.73	11-1-2032	117,115	119,137
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.73	2-1-2034	495,287	520,035
FHLMC (12 Month LIBOR +1.99%) ±	3.75	7-1-2036	721,321	756,801
FHLMC (1 Year Treasury Constant Maturity +2.45%) ±	3.76	12-1-2032	557,702	583,837
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.77	2-1-2035	1,120,737	1,183,144
FHLMC (6 Month LIBOR +2.38%) ±	3.79	2-1-2024	18,160	18,233
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	3.80	9-1-2029	132,295	134,633
FHLMC (11th District Cost of Funds +2.57%) ±	3.80	12-1-2025	378,364	395,307
FHLMC (1 Year Treasury Constant Maturity +2.67%) ±	3.81	5-1-2028	228,652	236,782

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.82%	2-1-2029	$4,407	$4,396
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.82	6-1-2030	33,001	33,529
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	3.82	9-1-2030	105,203	107,013
FHLMC (Federal Cost of Funds +2.72%) ±	3.89	4-1-2023	12,720	12,865
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.89	5-1-2032	221,670	219,477
FHLMC (3 Year Treasury Constant Maturity +2.65%) ±	3.91	6-1-2035	1,000,651	1,039,943
FHLMC	4.00	12-15-2023	11,091	11,110
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	4.02	8-1-2027	63,136	63,288
FHLMC (FHLMC National Average Mortgage Contract +3.27%) ±	4.27	2-1-2021	13,208	13,340
FHLMC (6 Month LIBOR +3.30%) ±	4.86	11-1-2026	99,040	102,219
FHLMC	5.00	10-1-2022	8,996	9,283
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.50	8-1-2024	254,726	257,418
FHLMC	6.50	4-1-2018	1,765	1,764
FHLMC Series 0020 Class F ±±	2.05	7-1-2029	13,583	13,862
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.70	2-15-2024	590,190	601,866
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	1.85	2-15-2024	20,778	21,210
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	1.99	5-15-2024	138,282	138,109
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	2.14	4-15-2027	91,558	92,735
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	2.09	6-15-2031	78,807	79,257
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	6.41	3-15-2032	154,287	28,549
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	2.09	4-15-2028	115,020	115,494
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	2.59	3-15-2032	100,560	103,594
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	2.14	3-15-2032	197,231	200,301
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	2.19	12-15-2032	442,296	448,932
FHLMC Series 3335 Class FT (1 Month LIBOR +0.15%) ±	1.74	8-15-2019	5,941	5,940
FHLMC Series 3436 Class A ±±	3.29	11-15-2036	958,032	1,010,633
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	1.96	11-25-2028	572,379	569,393
FHLMC Series T-16 Class A (1 Month LIBOR +0.35%) ±	1.97	6-25-2029	1,379,207	1,380,912
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.30%) ±	1.92	12-25-2029	2,644,435	2,593,889
FHLMC Series T-21 Class A (1 Month LIBOR +0.36%) ±	1.98	10-25-2029	1,332,940	1,322,949
FHLMC Series T-23 Class A (1 Month LIBOR +0.28%) ±	1.90	5-25-2030	1,636,618	1,632,431
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%) ±	1.92	10-25-2030	1,097,851	1,099,946
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.36%) ±	1.98	12-25-2030	1,150,433	1,113,233
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	1.90	9-25-2031	3,085,718	3,051,741
FHLMC Series T-48 Class 2A ±±	3.78	7-25-2033	2,305,704	2,334,081
FHLMC Series T-54 Class 4A ±±	3.61	2-25-2043	1,539,014	1,543,965
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	66,306	73,444
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	2.62	5-25-2043	1,010,803	1,034,276
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.26	10-25-2044	3,883,186	3,936,829
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.26	2-25-2045	3,481,690	3,506,889
FHLMC Series T-66 Class 2A1 ±±	3.58	1-25-2036	2,277,484	2,305,902
FHLMC Series T-67 Class 1A1C ±±	3.41	3-25-2036	5,215,824	5,363,091
FHLMC Series T-67 Class 2A1C ±±	3.30	3-25-2036	4,238,192	4,323,970
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	1.60	12-25-2036	1,469,797	1,465,122
FNMA (1 Month LIBOR +0.35%) ±	1.91	8-25-2018	604,655	605,157
FNMA (11th District Cost of Funds +1.25%) ±	1.94	4-1-2021	28,440	28,276
FNMA (11th District Cost of Funds +1.25%) ±	1.95	11-1-2024	3,329	3,322
FNMA (11th District Cost of Funds +1.25%) ±	1.98	3-1-2033	139,178	141,193
FNMA (11th District Cost of Funds +1.25%) ±	1.99	11-1-2023	27,474	27,254
FNMA (11th District Cost of Funds +1.25%) ±	1.99	4-1-2019	357	356

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (11th District Cost of Funds +1.26%) ±	1.99%	1-1-2035	$1,003,493	$1,011,098
FNMA (11th District Cost of Funds +1.25%) ±	2.00	4-1-2042	2,133,591	2,158,640
FNMA (11th District Cost of Funds +1.25%) ±	2.00	10-1-2044	1,120,670	1,134,627
FNMA (11th District Cost of Funds +1.25%) ±	2.00	3-1-2021	105	104
FNMA (11th District Cost of Funds +1.42%) ±	2.07	4-1-2018	18	18
FNMA (11th District Cost of Funds +1.25%) ±	2.10	11-1-2020	157,572	156,650
FNMA (11th District Cost of Funds +1.50%) ±	2.13	6-1-2019	86	86
FNMA (11th District Cost of Funds +1.25%) ±	2.14	1-1-2038	148,940	148,560
FNMA (11th District Cost of Funds +1.45%) ±	2.20	4-1-2024	1,866,287	1,871,630
FNMA (11th District Cost of Funds +1.50%) ±	2.25	1-1-2019	6,563	6,547
FNMA (11th District Cost of Funds +1.50%) ±	2.25	5-1-2019	31	31
FNMA (11th District Cost of Funds +1.25%) ±	2.27	9-1-2037	2,317,259	2,341,323
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	2.28	1-1-2021	1,551	1,572
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	2.28	1-1-2021	1,087	1,102
FNMA (11th District Cost of Funds +1.78%) ±	2.33	1-1-2036	337,408	339,585
FNMA (11th District Cost of Funds +1.63%) ±	2.34	5-1-2028	20,756	20,751
FNMA (11th District Cost of Funds +1.25%) ±	2.35	4-1-2018	2,836	2,831
FNMA (6 Month LIBOR +1.00%) ±	2.38	12-1-2020	8,882	8,858
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	2.45	3-1-2030	18,196	18,134
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	2.46	3-1-2034	383,852	402,853
FNMA (1 Year Treasury Constant Maturity +1.67%) ±	2.46	4-1-2033	187,312	196,531
FNMA (11th District Cost of Funds +1.78%) ±	2.46	5-1-2028	59,163	59,289
FNMA (11th District Cost of Funds +1.25%) ±	2.50	10-1-2018	3,095	3,089
FNMA (6 Month LIBOR +1.00%) ±	2.50	6-1-2021	22,691	23,284
FNMA (11th District Cost of Funds +1.78%) ±	2.52	3-1-2033	279,277	279,920
FNMA (11th District Cost of Funds +1.87%) ±	2.52	10-1-2024	1,200	1,201
FNMA (11th District Cost of Funds +1.78%) ±	2.53	11-1-2022	29,206	29,233
FNMA (11th District Cost of Funds +1.83%) ±	2.53	1-1-2036	66,284	66,637
FNMA (12 Month Treasury Average +1.40%) ±	2.53	12-1-2030	92,618	92,517
FNMA (1 Month LIBOR +1.17%) ±	2.55	5-1-2029	45,709	47,344
FNMA (6 Month LIBOR +1.08%) ±	2.58	9-1-2032	55,248	55,174
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	2.59	8-1-2030	1,239,458	1,269,057
FNMA (11th District Cost of Funds +1.89%) ±	2.60	9-1-2030	335,539	339,995
FNMA (11th District Cost of Funds +1.86%) ±	2.61	9-1-2019	5,958	5,958
FNMA (11th District Cost of Funds +1.87%) ±	2.61	10-1-2027	493,319	504,287
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	2.63	8-1-2033	1,244,888	1,284,167
FNMA (11th District Cost of Funds +2.00%) ±	2.65	7-1-2028	1,178	1,195
FNMA (6 Month LIBOR +1.18%) ±	2.68	8-1-2033	180,319	187,365
FNMA (11th District Cost of Funds +1.96%) ±	2.70	1-1-2021	91,123	91,229
FNMA (11th District Cost of Funds +1.97%) ±	2.72	9-1-2021	20,595	20,603
FNMA (11th District Cost of Funds +1.74%) ±	2.72	4-1-2030	2,509	2,502
FNMA (6 Month LIBOR +1.38%) ±	2.75	8-1-2031	132,454	134,875
FNMA (11th District Cost of Funds +1.25%) ±	2.76	5-1-2018	4,867	4,859
FNMA (11th District Cost of Funds +1.25%) ±	2.76	10-1-2018	6,702	6,694
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	2.77	6-1-2032	62,371	62,988
FNMA (11th District Cost of Funds +2.02%) ±	2.77	11-1-2024	32,141	32,419
FNMA (6 Month LIBOR +1.15%) ±	2.77	8-1-2032	228,879	228,906
FNMA (11th District Cost of Funds +1.25%) ±	2.79	7-1-2020	597,160	598,410
FNMA (6 Month LIBOR +1.42%) ±	2.80	9-1-2031	152,937	156,991
FNMA (11th District Cost of Funds +2.12%) ±	2.81	4-1-2020	1,248,263	1,246,777

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	2.85%	8-1-2032	$138,034	$140,699
FNMA (11th District Cost of Funds +1.25%) ±	2.85	3-1-2019	71,250	71,248
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	2.87	3-1-2031	34,498	34,740
FNMA (6 Month LIBOR +1.16%) ±	2.87	8-1-2033	3,499	3,561
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	2.92	7-1-2020	1,807	1,818
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.92	5-1-2033	526,827	555,487
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	2.93	8-1-2031	60,534	63,177
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	2.93	7-1-2038	924,534	963,218
FNMA (6 Month LIBOR +1.44%) ±	2.94	12-1-2031	111,594	113,327
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.94	5-1-2035	226,779	239,945
FNMA (6 Month LIBOR +1.42%) ±	2.96	12-1-2031	227,818	236,542
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.97	4-1-2030	14,730	14,837
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.97	5-1-2033	983,196	1,034,074
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.97	5-1-2037	958,491	1,010,143
FNMA (6 Month LIBOR +1.37%) ±	2.99	1-1-2032	229,271	237,504
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.00	6-1-2025	6,537	6,586
FNMA (6 Month LIBOR +1.38%) ±	3.00	12-1-2031	19,477	19,451
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.00	5-1-2034	573,962	605,309
FNMA (12 Month Treasury Average +1.91%) ±	3.01	6-1-2035	684,013	713,964
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	3.02	10-1-2025	6,686	6,630
FNMA (1 Year Treasury Constant Maturity +2.07%) ±	3.02	4-1-2030	84,828	86,274
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.03	7-1-2024	10,110	10,146
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.03	4-1-2033	1,034,742	1,091,811
FNMA (6 Month LIBOR +1.50%) ±	3.03	10-1-2037	1,120,365	1,159,336
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.03	5-1-2035	429,472	456,000
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.03	4-1-2033	815,671	854,892
FNMA (1 Year Treasury Constant Maturity +2.01%) ±	3.04	11-1-2027	25,395	25,645
FNMA (12 Month Treasury Average +1.90%) ±	3.04	11-1-2035	991,193	1,034,820
FNMA (6 Month LIBOR +1.55%) ±	3.05	12-1-2022	6,914	6,945
FNMA (12 Month Treasury Average +1.90%) ±	3.05	11-1-2035	42,038	43,865
FNMA (11th District Cost of Funds +1.21%) ±	3.06	10-1-2034	133,517	135,196
FNMA (6 Month LIBOR +1.55%) ±	3.06	3-1-2034	319,626	330,840
FNMA (12 Month Treasury Average +1.97%) ±	3.07	7-1-2035	835,795	874,019
FNMA (12 Month Treasury Average +1.91%) ±	3.07	1-1-2036	2,409,848	2,516,220
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.07	5-1-2035	1,161,204	1,232,025
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.07	7-1-2035	400,147	414,883
FNMA (1 Year Treasury Constant Maturity +2.08%) ±	3.07	9-1-2035	1,745,449	1,838,813
FNMA (3 Year Treasury Constant Maturity +1.83%) ±	3.08	4-1-2020	110	110
FNMA (12 Month Treasury Average +1.98%) ±	3.08	7-1-2035	1,162,984	1,216,695
FNMA (12 Month Treasury Average +1.93%) ±	3.08	11-1-2035	169,635	177,667
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.09	8-1-2025	21,163	21,588
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.10	12-1-2032	649,106	670,380
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.11	9-1-2036	582,120	607,058
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	3.12	1-1-2035	89,630	93,662
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.12	7-1-2028	173	180
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.12	6-1-2035	892,633	945,066
FNMA (6 Month LIBOR +1.63%) ±	3.13	1-1-2022	6,802	6,805
FNMA (12 Month Treasury Average +1.97%) ±	3.13	12-1-2035	3,156,547	3,301,791
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.13	6-1-2034	783,045	823,101
FNMA (12 Month Treasury Average +1.98%) ±	3.13	10-1-2035	584,963	610,395

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.13%	1-1-2037	$1,107,054	$1,167,747
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.13	5-1-2033	222,252	234,377
FNMA (12 Month Treasury Average +1.99%) ±	3.14	11-1-2035	1,161,909	1,216,054
FNMA (6 Month LIBOR +1.54%) ±	3.14	1-1-2035	1,551,726	1,605,983
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.14	6-1-2033	275,497	286,107
FNMA (Federal Cost of Funds +2.00%) ±	3.15	8-1-2029	57,552	61,841
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.15	8-1-2031	36,980	37,303
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.15	7-1-2035	733,497	767,920
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.15	6-1-2035	416,987	440,638
FNMA (11th District Cost of Funds +1.25%) ±	3.15	4-1-2034	1,494,246	1,545,355
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	3.15	6-1-2024	38,863	38,840
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.16	3-1-2035	824,881	864,186
FNMA (1 Year Treasury Constant Maturity +1.82%) ±	3.16	4-1-2038	576,196	603,691
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.16	8-1-2026	50,689	51,619
FNMA (12 Month Treasury Average +1.99%) ±	3.16	8-1-2035	95,053	95,988
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	3.16	2-1-2033	344,452	357,292
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.17	7-1-2035	1,050,279	1,106,597
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.17	4-1-2028	259,072	268,018
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.18	6-1-2027	86,699	88,282
FNMA (1 Year Treasury Constant Maturity +2.07%) ±	3.18	12-1-2033	788,419	814,939
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.19	6-1-2033	633,207	663,317
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.19	10-1-2035	1,744,138	1,841,671
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.20	6-1-2035	857,334	903,805
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.13%) ±	3.20	4-1-2018	1,324	1,326
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.00%) ±	3.21	10-1-2018	3,587	3,599
FNMA (12 Month Treasury Average +2.08%) ±	3.21	1-1-2035	493,645	517,758
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	3.22	6-1-2024	18,929	18,872
FNMA (6 Month LIBOR +1.55%) ±	3.22	2-1-2033	204,078	211,139
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.22	7-1-2035	233,544	246,257
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	3.23	10-1-2033	341,599	359,107
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.23	9-1-2035	603,203	635,891
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.23	6-1-2027	74,078	75,154
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.24	2-1-2036	724,841	763,996
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.24	1-1-2032	61,044	61,676
FNMA (6 Month LIBOR +1.74%) ±	3.24	10-1-2024	41,107	41,255
FNMA (6 Month LIBOR +1.74%) ±	3.24	12-1-2024	59,887	60,129
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.24	12-1-2040	1,776,737	1,881,943
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.24	4-1-2038	1,109,925	1,167,546
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.25	6-1-2036	1,435,021	1,512,052
FNMA (Federal Cost of Funds +1.75%) ±	3.25	8-1-2018	7,010	7,023
FNMA (1 Year Treasury Constant Maturity +2.00%) ±	3.25	2-1-2020	282	281
FNMA (Federal Cost of Funds +2.00%) ±	3.25	11-1-2028	1,891	1,902
FNMA (Federal Cost of Funds +1.75%) ±	3.25	12-1-2028	4,763	4,780
FNMA (Federal Cost of Funds +1.75%) ±	3.25	1-1-2029	1,423	1,433
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.25	9-1-2036	647,337	683,163
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.26	5-1-2035	773,557	812,660
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.26	7-1-2033	66,039	69,852
FNMA (6 Month LIBOR +1.68%) ±	3.27	11-1-2034	434,889	453,123
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.13%) ±	3.27	7-1-2018	5,160	5,166
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.27	6-1-2036	167,663	176,522

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.27%	1-1-2035	$620,676	$656,657
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.28	8-1-2026	329,903	346,605
FNMA (12 Month LIBOR +1.53%) ±	3.28	9-1-2035	1,396,129	1,454,641
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.28	1-1-2036	973,953	1,028,301
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.28	7-1-2040	2,202,591	2,324,018
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.28	4-1-2038	683,191	713,366
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.28	4-1-2040	164,189	172,837
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.29	5-1-2034	692,919	727,906
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.29	3-1-2038	1,763,027	1,858,046
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.29	9-1-2037	747,970	794,572
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.29	4-1-2033	658,059	695,762
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.29	6-1-2037	779,798	821,731
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.29	7-1-2037	574,562	605,621
FNMA (12 Month Treasury Average +2.15%) ±	3.29	8-1-2036	2,040,187	2,147,967
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.29	1-1-2027	355,162	358,001
FNMA (Federal Cost of Funds +2.00%) ±	3.30	2-1-2029	14,515	14,595
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.31	10-1-2025	94,882	96,995
FNMA (12 Month Treasury Average +2.49%) ±	3.31	6-1-2040	854,879	890,605
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.31	5-1-2036	1,025,677	1,080,460
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.31	5-1-2034	360,429	378,517
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.31	4-1-2024	12,934	13,269
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.32	8-1-2033	1,471,085	1,553,247
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.32	5-1-2033	331,155	346,852
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.32	10-1-2036	917,007	967,895
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.32	2-1-2035	846,716	890,805
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.32	7-1-2035	891,310	942,138
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.32	8-1-2035	1,567,084	1,653,263
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.32	12-1-2040	362,041	381,407
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.32	6-1-2036	1,551,051	1,636,331
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.32	5-1-2033	1,637,509	1,703,171
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.32	12-1-2034	958,086	1,010,823
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.33	1-1-2033	2,250,957	2,322,120
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.33	12-1-2040	1,021,361	1,078,739
FNMA (Federal Cost of Funds +2.00%) ±	3.33	1-1-2029	1,130	1,147
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.33	9-1-2030	117,165	119,492
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.34	7-1-2035	725,647	765,080
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.34	12-1-2035	374,206	393,783
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.34	11-1-2037	777,254	820,511
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.34	12-1-2030	712,136	745,922
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.34	6-1-2034	1,952,945	2,059,822
FNMA (1 Year Treasury Constant Maturity +2.08%) ±	3.34	11-1-2035	774,974	810,106
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.35	12-1-2036	546,069	576,111
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.35	1-1-2037	1,345,589	1,420,954
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.35	6-1-2030	53,317	54,476
FNMA (6 Month LIBOR +1.98%) ±	3.35	9-1-2033	55,911	56,135
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	3.35	12-1-2034	995,966	1,047,756
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	3.35	7-1-2037	1,765,415	1,869,669
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.36	9-1-2035	1,399,763	1,474,843
FNMA (6 Month LIBOR +1.84%) ±	3.36	4-1-2033	381,845	400,409
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.36	9-1-2033	623,609	650,062

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.36%	10-1-2034	$778,192	$825,464
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	3.36	7-1-2029	499,967	525,020
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.36	10-1-2036	754,768	797,385
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.37	5-1-2036	1,778,509	1,857,101
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	3.37	7-1-2037	640,285	673,298
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.25%) ±	3.37	7-1-2020	20,281	20,297
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.37	11-1-2038	664,540	697,367
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.37	11-1-2035	1,390,620	1,466,467
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.38	10-1-2035	168,992	176,798
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.38	9-1-2035	203,679	213,565
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.38	4-1-2024	42,045	42,279
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.38	10-1-2035	1,012,228	1,067,709
FNMA (12 Month Treasury Average +2.24%) ±	3.38	9-1-2036	513,993	542,745
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.39	2-1-2034	1,691,019	1,766,958
FNMA (12 Month LIBOR +1.58%) ±	3.39	6-1-2035	1,861,747	1,950,591
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.40	7-1-2038	1,355,918	1,420,028
FNMA (12 Month LIBOR +1.61%) ±	3.40	1-1-2040	274,475	286,041
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.40	9-1-2022	122,516	123,225
FNMA (12 Month LIBOR +1.65%) ±	3.40	9-1-2037	587,773	615,265
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.40	9-1-2026	35,462	36,248
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.40	2-1-2033	146,850	150,278
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	3.40	3-1-2033	1,151,671	1,217,779
FNMA (12 Month LIBOR +1.65%) ±	3.41	9-1-2036	715,525	746,116
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.41	10-1-2029	73,242	74,627
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.41	1-1-2036	181,722	190,504
FNMA (12 Month LIBOR +1.66%) ±	3.41	11-1-2038	789,939	826,438
FNMA (12 Month Treasury Average +2.24%) ±	3.41	8-1-2035	940,200	985,354
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.41	12-1-2032	594,358	625,602
FNMA (12 Month LIBOR +1.67%) ±	3.42	9-1-2034	1,174,178	1,231,192
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.42	12-1-2039	204,376	210,860
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.42	5-1-2035	1,524,982	1,608,200
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.42	12-1-2040	2,683,021	2,831,010
FNMA (12 Month LIBOR +1.67%) ±	3.42	7-1-2035	1,718,534	1,803,655
FNMA (6 Month LIBOR +1.93%) ±	3.43	6-1-2032	70,868	71,723
FNMA (1 Year Treasury Constant Maturity +2.51%) ±	3.43	12-1-2021	15,371	15,432
FNMA (12 Month LIBOR +1.67%) ±	3.45	9-1-2038	907,555	952,559
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.45	7-1-2028	591,337	611,052
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.45	1-1-2038	724,068	760,620
FNMA (12 Month LIBOR +1.64%) ±	3.46	12-1-2033	1,248,283	1,307,069
FNMA (12 Month Treasury Average +2.33%) ±	3.47	5-1-2036	382,292	404,232
FNMA (12 Month LIBOR +1.74%) ±	3.47	4-1-2033	448,954	467,448
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.47	5-1-2027	61,694	63,789
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.47	10-1-2034	438,886	463,312
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.47	1-1-2037	926,231	974,193
FNMA (12 Month Treasury Average +2.61%) ±	3.47	7-1-2039	1,846,949	1,948,228
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.47	6-1-2026	56,578	57,980
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	3.48	9-1-2035	64,543	68,655
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.48	7-1-2030	528,636	553,565
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	3.49	4-1-2036	904,294	956,779
FNMA (12 Month Treasury Average +2.36%) ±	3.49	8-1-2040	612,332	632,140

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (12 Month LIBOR +1.74%) ±	3.49%	5-1-2032	$173,095	$176,837
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.49	11-1-2029	7,815	7,821
FNMA (12 Month LIBOR +1.72%) ±	3.50	2-1-2038	704,203	740,245
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.50	1-1-2029	249,810	257,571
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.50	1-1-2027	16,300	16,351
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	3.50	7-1-2027	99,983	102,113
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.50	12-1-2030	69,620	70,994
FNMA (12 Month LIBOR +1.75%) ±	3.50	4-1-2034	473,083	496,779
FNMA (12 Month LIBOR +1.75%) ±	3.50	5-1-2035	1,006,648	1,059,419
FNMA (1 Year Treasury Constant Maturity +2.57%) ±	3.50	5-1-2035	1,227,240	1,303,496
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	3.51	11-1-2024	71,732	74,210
FNMA (12 Month LIBOR +1.71%) ±	3.51	4-1-2034	695,509	731,743
FNMA (12 Month LIBOR +1.71%) ±	3.51	3-1-2037	469,069	492,988
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.52	9-1-2030	298,928	316,756
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.52	3-1-2030	10,053	10,276
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.52	1-1-2026	241,834	250,473
FNMA (12 Month LIBOR +1.73%) ±	3.52	6-1-2041	686,544	716,066
FNMA (12 Month LIBOR +1.75%) ±	3.53	7-1-2035	638,094	672,462
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.53	10-1-2029	364,127	378,343
FNMA (12 Month LIBOR +1.75%) ±	3.55	1-1-2035	729,876	765,326
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.55	11-1-2034	482,700	511,772
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.55	12-1-2024	25,726	25,827
FNMA (6 Month LIBOR +2.00%) ±	3.55	10-1-2024	118,407	122,399
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.56	12-1-2034	781,474	824,771
FNMA (12 Month LIBOR +1.73%) ±	3.56	12-1-2033	1,075,530	1,131,879
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	3.56	7-1-2025	2,308	2,412
FNMA (12 Month Treasury Average +2.81%) ±	3.56	9-1-2032	1,442,595	1,530,198
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.57	5-1-2025	35,781	35,881
FNMA (12 Month LIBOR +1.76%) ±	3.57	6-1-2036	392,371	412,260
FNMA (12 Month LIBOR +1.83%) ±	3.58	1-1-2033	921,645	969,905
FNMA (12 Month LIBOR +1.82%) ±	3.58	4-1-2035	1,181,487	1,246,832
FNMA (12 Month LIBOR +1.72%) ±	3.58	6-1-2035	206,257	217,136
FNMA (12 Month LIBOR +1.80%) ±	3.58	7-1-2033	721,709	761,318
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.59	9-1-2031	219,242	223,082
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	3.59	9-1-2028	89,952	91,397
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.60	8-1-2031	111,618	113,373
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.60	2-1-2035	252,099	265,154
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.60	1-1-2031	396,305	416,786
FNMA (12 Month Treasury Average +2.48%) ±	3.61	4-1-2036	3,396,970	3,617,278
FNMA (Federal Cost of Funds +2.38%) ±	3.62	2-1-2029	1,178,541	1,217,148
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.62	6-1-2027	879	899
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.62	7-1-2027	22,965	23,042
FNMA (12 Month LIBOR +1.80%) ±	3.64	5-1-2033	614,186	648,150
FNMA (12 Month LIBOR +1.82%) ±	3.64	12-1-2046	640,301	676,786
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	3.64	8-1-2035	687,346	722,866
FNMA (12 Month Treasury Average +2.81%) ±	3.64	4-1-2040	1,912,098	2,027,025
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.65	9-1-2030	687,902	728,350
FNMA (12 Month LIBOR +1.90%) ±	3.65	10-1-2034	519,189	553,839
FNMA (6 Month LIBOR +2.09%) ±	3.66	2-1-2033	366,330	384,490
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	3.66	9-1-2033	551,811	584,601

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (12 Month LIBOR +1.91%) ±	3.66%	8-1-2034	$1,777,925	$1,883,510
FNMA (12 Month LIBOR +1.83%) ±	3.67	6-1-2041	758,299	791,787
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.68	1-1-2035	89,280	93,274
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.68	9-1-2030	550,463	576,442
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.70	1-1-2028	3,318	3,314
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.70	6-1-2032	27,283	27,369
FNMA (6 Month LIBOR +2.43%) ±	3.71	1-1-2033	94,222	96,054
FNMA (12 Month LIBOR +1.96%) ±	3.71	9-1-2035	497,728	527,758
FNMA (11th District Cost of Funds +2.04%) ±	3.74	7-1-2021	28,677	28,741
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	3.75	8-1-2030	82,577	84,145
FNMA (12 Month LIBOR +1.89%) ±	3.75	5-1-2037	1,804,481	1,903,347
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.38%) ±	3.75	2-1-2019	145	145
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.75	3-1-2027	86,605	89,339
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	3.77	11-1-2024	63,476	64,014
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77	10-1-2024	34,355	34,524
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.78	2-1-2037	1,351,290	1,431,278
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.78	7-1-2028	158,535	163,729
FNMA (6 Month LIBOR +2.25%) ±	3.79	3-1-2034	1,086,481	1,151,314
FNMA (1 Year Treasury Constant Maturity +2.51%) ±	3.80	5-1-2035	1,664,837	1,770,382
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	3.85	10-1-2025	8,180	8,318
FNMA (5 Year Treasury Constant Maturity +2.43%) ±	3.85	6-1-2028	30,622	30,831
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	3.89	3-1-2032	118,815	121,647
FNMA (3 Year Treasury Constant Maturity +3.20%) ±	3.95	9-1-2023	771	769
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	3.97	2-1-2028	37,646	37,780
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.98	10-1-2028	119,481	122,561
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.00	6-1-2032	90,795	92,587
FNMA (11th District Cost of Funds +1.86%) ±	4.06	5-1-2034	203,501	210,857
FNMA (5 Year Treasury Constant Maturity +2.46%) ±	4.06	6-1-2019	683	684
FNMA (3 Year Treasury Constant Maturity +2.20%) ±	4.08	5-1-2025	55	55
FNMA (6 Month LIBOR +2.64%) ±	4.10	4-1-2033	265,706	279,414
FNMA (6 Month LIBOR +2.48%) ±	4.11	7-1-2033	35,540	35,810
FNMA (1 Year Treasury Constant Maturity +2.89%) ±	4.14	1-1-2031	56,730	57,215
FNMA (6 Month LIBOR +2.65%) ±	4.15	4-1-2024	194,641	205,241
FNMA (3 Year Treasury Constant Maturity +2.38%) ±	4.25	10-1-2021	2,522	2,509
FNMA (11th District Cost of Funds +1.93%) ±	4.26	12-1-2036	113,901	120,229
FNMA (6 Month LIBOR +3.11%) ±	4.29	9-1-2033	39,310	39,728
FNMA (11th District Cost of Funds +1.83%) ±	4.29	6-1-2034	171,986	178,873
FNMA (6 Month LIBOR +2.70%) ±	4.30	1-1-2033	63,001	64,027
FNMA ±±	4.31	11-1-2019	116	111
FNMA (6 Month LIBOR +2.72%) ±	4.42	5-1-2033	1,004,759	1,080,347
FNMA (11th District Cost of Funds +1.25%) ±	4.68	1-1-2019	34,908	34,965
FNMA (11th District Cost of Funds +1.25%) ±	4.73	2-1-2019	39,940	40,342
FNMA (6 Month LIBOR +3.45%) ±	4.95	4-1-2032	164,207	162,984
FNMA (11th District Cost of Funds +1.75%) ±	5.00	6-1-2028	2,298	2,300
FNMA (11th District Cost of Funds +1.25%) ±	5.01	4-1-2018	514	514
FNMA (6 Month LIBOR +3.47%) ±	5.01	12-1-2032	152,120	156,836
FNMA (6 Month LIBOR +3.42%) ±	5.05	4-1-2033	183,990	189,332
FNMA (6 Month LIBOR +3.68%) ±	5.32	11-1-2031	95,743	95,170
FNMA (6 Month LIBOR +3.57%) ±	5.32	11-1-2031	14,244	14,136
FNMA	5.50	9-1-2019	252	253

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (11th District Cost of Funds +1.25%) ±	5.69%	1-1-2019	$12,339	$12,412
FNMA (1 Year Treasury Constant Maturity +1.75%) ±	6.00	1-1-2020	2,825	2,782
FNMA (11th District Cost of Funds +1.90%) ±	6.45	2-1-2034	33,504	33,268
FNMA	6.50	8-1-2028	53,644	55,299
FNMA	6.50	5-1-2031	139,548	155,418
FNMA	7.06	11-1-2024	10,170	10,198
FNMA	7.06	12-1-2024	25,360	25,474
FNMA	7.06	3-1-2025	46,305	47,179
FNMA	7.06	3-1-2025	4,335	4,347
FNMA	7.06	1-1-2027	26,022	26,064
FNMA	7.50	1-1-2031	63,692	68,398
FNMA	7.50	1-1-2033	225,376	246,639
FNMA	7.50	5-1-2033	176,696	193,730
FNMA	7.50	5-1-2033	169,399	183,451
FNMA	7.50	6-1-2033	29,085	29,290
FNMA	7.50	7-1-2033	45,150	46,384
FNMA	7.50	8-1-2033	96,076	100,929
FNMA	8.00	12-1-2026	79,233	86,490
FNMA	8.00	2-1-2030	184	185
FNMA	8.00	3-1-2030	269	291
FNMA	8.00	7-1-2031	27,707	27,922
FNMA	8.00	5-1-2033	92,163	98,680
FNMA	8.50	10-1-2026	3,411	3,458
FNMA	8.50	6-1-2030	46,657	48,228
FNMA	8.51	8-15-2024	42,472	44,873
FNMA	10.00	1-20-2021	5,155	5,223
FNMA Series 1989-74 Class J	9.80	10-25-2019	4,731	4,924
FNMA Series 1989-96 Class H	9.00	12-25-2019	1,793	1,859
FNMA Series 1992-39 Class FA (7-Year Treasury Constant Maturity +0.00%) ±	2.53	3-25-2022	98,188	98,123
FNMA Series 1992-45 Class F (7-Year Treasury Constant Maturity +0.00%) ±	2.80	4-25-2022	16,734	16,571
FNMA Series 1992-87 Class Z	8.00	5-25-2022	9,621	10,332
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	2.22	7-25-2023	64,882	64,761
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	1.95	12-25-2023	295,496	301,540
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.35	10-25-2023	174,646	179,952
FNMA Series 2001-50 Class BA	7.00	10-25-2041	154,573	172,329
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	2.19	12-18-2031	156,195	158,570
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	2.17	1-25-2032	62,222	63,262
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	135,957	154,351
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	2,529,085	2,883,550
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	192,272	220,195
FNMA Series 2001-T12 Class A4 ±±	3.96	8-25-2041	4,411,079	4,582,026
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	1.86	8-25-2031	66,231	64,519
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	543,261	575,829
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	2.52	2-25-2032	131,978	135,120
FNMA Series 2002-33 Class A4 ±±	5.13	11-25-2030	136,730	142,490
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	2.02	9-25-2032	426,152	426,479
FNMA Series 2002-66 Class A3 ±±	3.83	4-25-2042	8,101,674	8,441,902
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,347,773	1,565,758
FNMA Series 2002-T12 Class A5 ±±	4.36	10-25-2041	1,818,150	1,874,322
FNMA Series 2002-T18 Class A5 ±±	4.19	5-25-2042	3,405,583	3,520,279

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2002-T19 Class A4 ±±	4.09%	3-25-2042	$199,791	$210,519
FNMA Series 2002-W01 Class 3A ±±	3.74	4-25-2042	1,111,049	1,121,667
FNMA Series 2002-W04 Class A6 ±±	3.99	5-25-2042	1,851,815	1,907,207
FNMA Series 2003-07 Class A2 ±±	3.37	5-25-2042	817,189	828,794
FNMA Series 2003-17 Class FN (1 Month LIBOR +0.30%) ±	1.92	3-25-2018	29	29
FNMA Series 2003-63 Class A8 ±±	3.68	1-25-2043	1,343,054	1,388,894
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	397,322	460,114
FNMA Series 2003-W04 Class 5A ±±	3.64	10-25-2042	1,063,063	1,075,080
FNMA Series 2003-W08 Class 4A ±±	3.87	11-25-2042	1,380,028	1,425,923
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	1.74	6-25-2033	1,965,087	1,928,327
FNMA Series 2003-W10 Class 2A ±±	3.62	6-25-2043	2,707,667	2,724,497
FNMA Series 2003-W18 Class 2A ±±	3.72	6-25-2043	8,360,662	8,499,402
FNMA Series 2004-31 Class FG (1 Month LIBOR +0.40%) ±	2.02	8-25-2033	82,564	82,634
FNMA Series 2004-38 Class FT (1 Month LIBOR +0.43%) ±	2.05	10-25-2033	63,130	63,250
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	499,925	566,945
FNMA Series 2004-T03 Class 2A ±±	3.65	8-25-2043	1,533,687	1,615,835
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	273,399	310,028
FNMA Series 2004-W01 Class 3A ±±	3.80	1-25-2043	79,348	80,799
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	127,246	141,164
FNMA Series 2004-W12 Class 2A ±±	3.78	6-25-2044	4,709,531	4,887,018
FNMA Series 2004-W15 Class 3A ±±	3.61	6-25-2044	6,330,508	6,445,217
FNMA Series 2005-57 Class EG (1 Month LIBOR +0.30%) ±	1.92	3-25-2035	62,027	62,046
FNMA Series 2005-W03 Class 3A ±±	3.46	4-25-2045	1,249,105	1,263,682
FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	1.92	1-25-2036	154,893	155,475
FNMA Series 2006-W01 Class 3A ±±	3.26	10-25-2045	5,315,041	5,541,300
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	1.87	8-27-2036	436,029	434,392
FNMA Series 2012-47 Class FW ±±	3.32	5-25-2027	491,947	511,727
FNMA Series G92-20 Class FB (7-Year Treasury Constant Maturity +0.00%) ±	2.80	4-25-2022	11,572	11,535
FNMA Series G93-1 Class K	6.68	1-25-2023	276,069	291,481
FNMA Series G93-19 Class FD (10 Year Treasury Constant Maturity -0.65%) ±	2.22	4-25-2023	179,331	179,307
GNMA	6.45	4-20-2025	37,099	41,764
GNMA	6.45	9-20-2025	37,129	43,247
GNMA	6.50	6-20-2034	75,096	76,567
GNMA	6.50	8-20-2034	504,151	545,214
GNMA	6.50	8-20-2034	104,431	107,622
GNMA	6.75	2-15-2029	78,606	87,460
GNMA	7.00	7-20-2034	54,669	55,565
GNMA	9.00	3-15-2020	809	812
GNMA	9.00	8-15-2021	155	155
GNMA	9.00	8-20-2024	112	114
GNMA	9.00	9-20-2024	988	1,015
GNMA	9.00	11-20-2024	134	135
GNMA	9.00	1-20-2025	5,418	5,961
GNMA	9.00	2-20-2025	16,862	18,421
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	2.05	2-20-2061	2,741,095	2,745,113
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	2.09	6-20-2061	1,137,451	1,140,471
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	1.95	5-20-2067	4,979,253	4,964,012

Total Agency Securities (Cost $425,550,516)				430,781,901

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	21

Security name	Yield	Shares	Value

Short-Term Investments: 1.97%

Investment Companies: 1.97%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29%	8,712,877	$8,712,877

Total Short-Term Investments (Cost $8,712,877)			8,712,877

Total investments in securities (Cost $434,263,393)	99.30%	439,494,778
Other assets and liabilities, net	0.70	3,086,358

Total net assets	100.00%	$442,581,136

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The prinicipal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	8,353,190	112,311,275	111,951,588	8,712,877	$0	$0	$42,199	$8,712,877	1.97%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Adjustable Rate Government Fund	Statement of assets and liabilities—February 28, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $425,550,516)	$430,781,901
Investments in affiliated securities, at value (cost $8,712,877)	8,712,877
Principal paydown receivable	2,315,519
Receivable for Fund shares sold	90,716
Receivable for interest	1,427,114
Prepaid expenses and other assets	140,250

Total assets	443,468,377

Liabilities
Payable for Fund shares redeemed	326,795
Dividends payable	200,169
Management fee payable	97,570
Custodian and accounting fees payable	75,264
Administration fees payable	38,893
Distribution fee payable	30,624
Trustees’ fees and expenses payable	1,805
Accrued expenses and other liabilities	116,121

Total liabilities	887,241

Total net assets	$442,581,136

NET ASSETS CONSIST OF
Paid-in capital	$439,236,550
Overdistributed net investment income	(100,005)
Accumulated net realized losses on investments	(1,786,794)
Net unrealized gains on investments	5,231,385

Total net assets	$442,581,136

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$129,371,170
Shares outstanding – Class A1	14,463,228
Net asset value per share – Class A	$8.94
Maximum offering price per share – Class A2	$9.12
Net assets – Class C	$52,685,252
Shares outstanding – Class C1	5,890,445
Net asset value per share – Class C	$8.94
Net assets – Administrator Class	$13,580,226
Shares outstanding – Administrator Class[1]	1,518,140
Net asset value per share – Administrator Class	$8.95
Net assets – Institutional Class	$246,944,488
Shares outstanding – Institutional Class[1]	27,606,396
Net asset value per share – Institutional Class	$8.95

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2018 (unaudited)	Wells Fargo Adjustable Rate Government Fund	23

Investment income
Interest	$4,762,996
Income from affiliated securities	42,199

Total investment income	4,805,195

Expenses
Management fee	888,594
Administration fees
Class A	110,112
Class C	45,139
Administrator Class	7,608
Institutional Class	119,395
Shareholder servicing fees
Class A	172,050
Class C	70,530
Administrator Class	18,812
Distribution fee
Class C	211,589
Custody and accounting fees	38,526
Professional fees	32,857
Registration fees	48,740
Shareholder report expenses	15,582
Trustees’ fees and expenses	14,987
Other fees and expenses	5,960

Total expenses	1,800,481
Less: Fee waivers and/or expense reimbursements	(138,685)

Net expenses	1,661,796

Net investment income	3,143,399

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	515,562
Net change in unrealized gains (losses) on investments	(1,339,527)

Net realized and unrealized gains (losses) on investments	(823,965)

Net increase in net assets resulting from operations	$2,319,434

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Adjustable Rate Government Fund	Statement of changes in net assets

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$3,143,399		$6,832,710
Net realized gains on investments		515,562		1,558,231
Net change in unrealized gains (losses) on investments		(1,339,527)		(5,258,425)

Net increase in net assets resulting from operations		2,319,434		3,132,516

Distributions to shareholders from
Net investment income
Class A		(786,900)		(1,238,794)
Class B		N/A		(5)[1]
Class C		(110,896)		(27,529)
Administrator Class		(97,621)		(324,646)
Institutional Class		(2,055,740)		(5,899,360)

Total distributions to shareholders		(3,051,157)		(7,490,334)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	300,775	2,696,840	3,084,824	27,722,527
Class C	82,980	744,110	174,032	1,564,611
Administrator Class	104,450	936,516	1,084,425	9,765,946
Institutional Class	3,789,497	33,991,595	17,873,034	160,859,388

		38,369,061		199,912,472

Reinvestment of distributions
Class A	63,257	566,693	111,286	1,000,787
Class B	N/A	N/A	1 [1]	5 [1]
Class C	11,961	107,026	2,348	21,130
Administrator Class	10,720	96,071	33,857	304,570
Institutional Class	174,509	1,564,162	499,163	4,490,201

		2,333,952		5,816,693

Payment for shares redeemed
Class A	(3,080,508)	(27,614,567)	(5,118,157)	(46,046,224)
Class B	N/A	N/A	(7,783)[1]	(70,136)[1]
Class C	(985,592)	(8,836,498)	(4,209,467)	(37,840,666)
Administrator Class	(695,407)	(6,234,003)	(5,862,305)	(52,736,098)
Institutional Class	(20,713,357)	(185,757,739)	(51,978,754)	(467,553,596)

		(228,442,807)		(604,246,720)

Net decrease in net assets resulting from capital share transactions		(187,739,794)		(398,517,555)

Total decrease in net assets		(188,471,517)		(402,875,373)

Net assets
Beginning of period		631,052,653		1,033,928,026

End of period		$442,581,136		$631,052,653

Overdistributed net investment income		$(100,005)		$(192,247)

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Adjustable Rate Government Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.96	$9.01	$9.10	$9.15	$9.14	$9.19
Net investment income	0.05	0.06	0.04	0.05	0.06	0.06
Net realized and unrealized gains (losses) on investments	(0.02)	(0.04)	(0.06)	(0.03)	0.02	(0.04)

Total from investment operations	0.03	0.02	(0.02)	0.02	0.08	0.02
Distributions to shareholders from
Net investment income	(0.05)	(0.07)	(0.05)	(0.05)	(0.06)	(0.07)
Tax basis return of capital	0.00	0.00	(0.02)	(0.02)	(0.01)	(0.00)[1]

Total distributions to shareholders	(0.05)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)
Net asset value, end of period	$8.94	$8.96	$9.01	$9.10	$9.15	$9.14
Total return[2]	0.35%	0.23%	(0.19)%	0.24%	0.90%	0.23%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.80%	0.78%	0.79%	0.80%	0.84%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.17%	0.72%	0.56%	0.58%	0.64%	0.71%
Supplemental data
Portfolio turnover rate	0%	2%	13%	10%	18%	10%
Net assets, end of period (000s omitted)	$129,371	$153,953	$172,131	$215,830	$251,686	$281,028

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.96	$9.01	$9.10	$9.15	$9.14	$9.19
Net investment income (loss)	0.02 [1]	(0.00)[1,2]	(0.02)[1]	(0.01)[1]	(0.01)[1]	(0.00)[1,2]
Net realized and unrealized gains (losses) on investments	(0.02)	(0.05)	(0.07)	(0.04)	0.02	(0.05)

Total from investment operations	0.00	(0.05)	(0.09)	(0.05)	0.01	(0.05)
Distributions to shareholders from
Net investment income	(0.02)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Tax basis return of capital	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.02)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$8.94	$8.96	$9.01	$9.10	$9.15	$9.14
Total return[3]	(0.02)%	(0.52)%	(0.94)%	(0.51)%	0.15%	(0.52)%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.55%	1.53%	1.54%	1.55%	1.59%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	0.42%	(0.04)%	(0.19)%	(0.16)%	(0.11)%	(0.04)%
Supplemental data
Portfolio turnover rate	0%	2%	13%	10%	18%	10%
Net assets, end of period (000s omitted)	$52,685	$60,766	$97,452	$121,117	$148,523	$190,110

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Adjustable Rate Government Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.96	$9.01	$9.10	$9.15	$9.14	$9.19
Net investment income	0.06 [1]	0.07 [1]	0.06	0.06	0.07	0.08
Net realized and unrealized gains (losses) on investments	(0.01)	(0.04)	(0.06)	(0.03)	0.03	(0.05)

Total from investment operations	0.05	0.03	0.00	0.03	0.10	0.03
Distributions to shareholders from
Net investment income	(0.06)	(0.08)	(0.07)	(0.06)	(0.07)	(0.08)
Tax basis return of capital	0.00	0.00	(0.02)	(0.02)	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.06)	(0.08)	(0.09)	(0.08)	(0.09)	(0.08)
Net asset value, end of period	$8.95	$8.96	$9.01	$9.10	$9.15	$9.14
Total return[3]	0.54%	0.37%	(0.05)%	0.38%	1.05%	0.37%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.74%	0.72%	0.72%	0.73%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.31%	0.82%	0.71%	0.72%	0.78%	0.85%
Supplemental data
Portfolio turnover rate	0%	2%	13%	10%	18%	10%
Net assets, end of period (000s omitted)	$13,580	$18,805	$61,658	$66,037	$124,345	$102,284

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Adjustable Rate Government Fund	Financial highlights
(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.96	$9.01	$9.10	$9.15	$9.14	$9.19
Net investment income	0.08	0.09	0.08	0.08	0.08	0.09 [1]
Net realized and unrealized gains (losses) on investments	(0.03)	(0.04)	(0.07)	(0.03)	0.03	(0.04)

Total from investment operations	0.05	0.05	0.01	0.05	0.11	0.05
Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.07)	(0.08)	(0.08)	(0.10)
Tax basis return of capital	0.00	0.00	(0.03)	(0.02)	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.06)	(0.10)	(0.10)	(0.10)	(0.10)	(0.10)
Net asset value, end of period	$8.95	$8.96	$9.01	$9.10	$9.15	$9.14
Total return[3]	0.61%	0.51%	0.09%	0.52%	1.19%	0.50%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.47%	0.45%	0.46%	0.47%	0.51%
Net expenses	0.46%	0.46%	0.45%	0.46%	0.46%	0.47%
Net investment income	1.42%	0.98%	0.84%	0.87%	0.93%	0.98%
Supplemental data
Portfolio turnover rate	0%	2%	13%	10%	18%	10%
Net assets, end of period (000s omitted)	$246,944	$397,529	$702,617	$906,536	$844,221	$906,698

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Adjustable Rate Government Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $434,306,318 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$6,090,505
Gross unrealized losses	(902,045)
Net unrealized gains	$5,188,460

As of August 31, 2017, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,705,150 expiring in 2018 and $66,443 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Adjustable Rate Government Fund	31

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$430,781,901	$0	$430,781,901

Short-term investments
Investment companies	8,712,877	0	0	8,712,877
Total assets	$8,712,877	$430,781,901	$0	$439,494,778

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares, 0.60% for Administrator Class shares, and 0.46% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

32	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six month ended February 28, 2018, Funds Distributor received $35 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of U.S. government securities, excluding short-term securities, for the six month ended February 28, 2018 were $36,232 and $125,719,844, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six month ended February 28, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Adjustable Rate Government Fund	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Adjustable Rate Government Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Adjustable Rate Government Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

36	Wells Fargo Adjustable Rate Government Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Adjustable Rate Government Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309366 04-18 SA215/SAR215 02-18

Semi-Annual Report

February 28, 2018

Wells Fargo Conservative Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Conservative Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered

positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Conservative Income Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Conservative Income Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Conservative Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Andrew M. Greenberg, CFA®

Anthony J. Melville, CFA®

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of February 28, 2018

					Expense ratios[1] (%)
	Inception date	1 year	Since inception		Gross	Net[2]
Institutional Class (WCIIX)	5-31-2013	1.22	0.75		0.36	0.27
Bloomberg Barclays 6-9 Month Treasury Bill Index[3]	–	0.76	0.35	*	–	–
*	Based on inception date of the Institutional Class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Conservative Income Fund	5

Ten largest holdings (%) as of February 28, 2018[4]
American Express Credit Corporation, 2.15%, 3-18-2019	1.97
New York Life Global Funding, 1.97%, 4-9-2020	1.83
Japan Tobacco Incorporated, 2.10%, 7-23-2018	1.61
Santander Retail Auto Lease Trust Series 2017-A Class A2A, 2.02%, 3-20-2020	1.51
Anheuser-Busch InBev Finance Company, 1.90%, 2-1-2019	1.42
Berkshire Hathaway Finance Corporation, 2.07%, 3-7-2018	1.38
Hyundai Auto Lease Securitization Trust Series 2018-A Class A2A, 2.55%, 8-17-2020	1.38
Gilead Sciences Incorporated, 1.85%, 9-4-2018	1.38
Cards II Trust Series 2017-1A Class A, 1.96%, 4-18-2022	1.36
MMAF Equipment Finance LLC Series 2017-B Class A2, 1.93%, 10-15-2020	1.31

Portfolio allocation as of February 28, 2018[5]

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[2]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[3]	The Bloomberg Barclays 6-9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Conservative Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs including management fees and other Fund expenses, This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Institutional Class
Actual	$1,000.00	$1,005.56	$1.34	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35	0.27%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Conservative Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 24.54%
Bank of the West Auto Trust Series 2017-1 Class A2 144A	1.78%	2-15-2021	$2,000,000	$1,991,198
BMW Vehicle Lease Trust Series 2016-2 Class A3	1.43	9-20-2019	6,000,000	5,968,580
Canadian Pacer Auto Receivables Trust Series 2017-1A Class A2A 144A	1.77	12-19-2019	1,575,000	1,570,255
Cards II Trust Series 2017-1A Class A (1 Month LIBOR +0.37%) 144A±	1.96	4-18-2022	6,900,000	6,912,948
CarMax Auto Owner Trust Series 2017-1 Class A2	1.54	2-18-2020	3,173,720	3,167,743
CCG Receivables Trust Series 2018-1 Class A1 144A	1.85	2-14-2019	3,355,000	3,355,073
Dell Equipment Finance Trust Series 2017-1 Class A2 144A	1.86	6-24-2019	1,365,013	1,362,470
Dell Equipment Finance Trust Series 2017-2 Class A2A 144A	1.97	2-24-2020	2,450,000	2,439,937
Evergreen Credit Card Trust Series 2016-1 Class A (1 Month LIBOR +0.72%) 144A±	2.31	4-15-2020	5,000,000	5,004,070
Evergreen Credit Card Trust Series 2017-1 Class A (1 Month LIBOR +0.26%) 144A±	1.85	10-15-2021	3,500,000	3,504,995
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	4,430,000	4,411,114
Ford Credit Auto Owner Trust Series 2016-B Class A3	1.33	10-15-2020	1,538,930	1,528,833
GM Financial Automobile Leasing Trust Series 2011-1 Class A2A	2.39	4-20-2020	2,900,000	2,895,529
GM Financial Automobile Leasing Trust Series 2016-2 Class A3	1.62	9-20-2019	4,639,362	4,626,290
GM Financial Automobile Leasing Trust Series 2017-2 Class A2A	1.72	1-21-2020	920,332	916,644
GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A	2.08	1-19-2021	1,000,000	997,348
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	2.23	4-10-2031	2,000,000	2,001,151
Honda Auto Receivables Owner Trust Series 2018-1 Class A2	2.36	6-15-2020	2,000,000	1,999,995
Hyundai Auto Lease Securitization Trust Series 2017-C Class A2A 144A	1.89	3-16-2020	3,150,000	3,131,347
Hyundai Auto Lease Securitization Trust Series 2018-A Class A2A 144A	2.55	8-17-2020	7,000,000	6,999,313
John Deere Owner Trust Series 2016-B Class A3	1.25	6-15-2020	5,290,000	5,252,278
John Deere Owner Trust Series 2018-1A Class A2	1.95	3-15-2019	5,000,000	5,000,000
Kubota Credit Owner Trust Series 2017-1A Class A2 144A	1.66	5-15-2020	4,725,000	4,700,111
MMAF Equipment Finance LLC Series 2017-B Class A2 144A	1.93	10-15-2020	6,700,000	6,662,255
Nissan Auto Receivables Owner Trust Series 2015-A Class A4	1.50	9-15-2021	3,000,000	2,978,761
Nissan Auto Receivables Owner Trust Series 2016-A Class A3	1.34	10-15-2020	4,908,131	4,873,751
Oscar US Funding Trust Series 2016-2A Class A2A 144A	2.31	11-15-2019	487,238	486,110
Oscar US Funding Trust Series 2017-1A Class A2B (1 Month LIBOR +0.80%) 144A±	2.38	5-11-2020	1,995,390	1,997,286
Oscar US Funding Trust Series 2017-2A Class A2A 144A	2.13	11-10-2020	565,000	562,103
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	7,700,000	7,668,967
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	2,938,893	2,914,491
Tesla Auto Lease Trust Series 2018-A Class A 144A	2.32	12-20-2019	1,415,321	1,413,918
Tesla Auto Lease Trust Series 2018-A Class C 144A	2.97	4-20-2020	1,870,000	1,867,335
Trillium Credit Card Trust II Series 2016-1A Class A (1 Month LIBOR +0.72%) 144A±	2.34	5-26-2021	6,650,000	6,659,353
Verizon Owner Trust Series 2017-3A Class A1B (1 Month LIBOR +0.27%) 144A±	1.86	4-20-2022	3,500,000	3,507,331
Volvo Financial Equipment LLC Series 2018-1A Class A2 144A	2.26	9-15-2020	3,335,000	3,327,742

Total Asset-Backed Securities (Cost $124,910,536)				124,656,625

Corporate Bonds and Notes: 31.71%

Consumer Discretionary: 0.84%

Media: 0.84%
NBCUniversal Enterprise Incorporated (3 Month LIBOR +0.69%) 144A±	2.41	4-15-2018	4,250,000	4,252,852

Consumer Staples: 1.42%

Beverages: 1.42%
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	7,250,000	7,200,900

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Conservative Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 24.04%

Banks: 6.44%
Bank of America Corporation	6.88%	11-15-2018	$1,260,000	$1,300,510
Branch Banking & Trust Corporation (3 Month LIBOR +0.57%) ±	2.16	6-15-2020	2,000,000	2,011,947
Branch Banking & Trust Corporation (3 Month LIBOR +0.45%) ±	2.17	1-15-2020	2,000,000	2,008,837
Branch Banking & Trust Corporation (3 Month LIBOR +0.72%) ±	2.44	1-15-2020	1,830,000	1,844,955
Citibank NA (3 Month LIBOR +0.34%) ±	1.97	3-20-2019	3,000,000	3,003,840
Citibank NA (3 Month LIBOR +0.35%) ±	2.19	2-12-2021	4,000,000	3,997,796
HSBC USA Incorporated	2.63	9-24-2018	2,730,000	2,733,477
JPMorgan Chase & Company (3 Month LIBOR +0.29%) ±	2.06	2-1-2021	3,500,000	3,499,755
JPMorgan Chase & Company (3 Month LIBOR +0.84%) ±	2.50	3-22-2019	4,000,000	4,030,518
Manufacturers & Traders Trust Company	2.30	1-30-2019	2,000,000	1,996,924
MUFG Union Bank NA	2.25	5-6-2019	2,000,000	1,987,548
US Bancorp	1.95	11-15-2018	4,300,000	4,291,422

				32,707,529

Capital Markets: 2.11%
Goldman Sachs Group Incorporated (3 Month LIBOR +1.04%) ±	2.79	4-25-2019	4,000,000	4,031,720
Goldman Sachs Group Incorporated (3 Month LIBOR +1.20%) ±	2.97	4-30-2018	624,000	624,945
Morgan Stanley (3 Month LIBOR +0.85%) ±	2.59	1-24-2019	1,000,000	1,005,560
Morgan Stanley (3 Month LIBOR +1.38%) ±	3.15	2-1-2019	5,000,000	5,047,554

				10,709,779

Consumer Finance: 7.03%
American Express Credit Corporation (3 Month LIBOR +0.33%) ±	2.12	5-3-2019	1,000,000	1,001,930
American Express Credit Corporation (3 Month LIBOR +0.55%) ±	2.15	3-18-2019	9,950,000	9,985,627
BMW US Capital LLC (3 Month LIBOR +0.41%) 144A±	2.00	9-13-2019	4,000,000	4,019,080
Caterpillar Financial Services Corporation (3 Month LIBOR +0.13%) ±	1.61	11-29-2019	5,000,000	5,000,773
Caterpillar Financial Services Corporation	1.70	6-16-2018	2,478,000	2,474,363
Daimler Finance North America LLC 144A	1.65	3-2-2018	1,190,000	1,190,000
Daimler Finance North America LLC (3 Month LIBOR +0.53%) 144A±	2.32	5-5-2020	4,000,000	4,015,365
Daimler Finance North America LLC (3 Month LIBOR +0.62%) 144A±	2.39	10-30-2019	2,000,000	2,009,359
Nissan Motor Acceptance Corporation (3 Month LIBOR +0.39%) 144A±	2.11	7-13-2020	3,000,000	3,006,842
Nissan Motor Acceptance Corporation (3 Month LIBOR +1.01%) 144A±	2.53	3-8-2019	3,000,000	3,022,941

				35,726,280

Insurance: 8.46%
Berkshire Hathaway Finance Corporation (3 Month LIBOR +0.55%) ±	2.07	3-7-2018	7,000,000	7,000,569
Jackson National Life Insurance Company 144A	4.70	6-1-2018	4,800,000	4,828,681
Metropolitan Life Global Funding I (3 Month LIBOR +0.22%) 144A±	1.83	9-19-2019	3,000,000	3,005,988
Metropolitan Life Global Funding I (3 Month LIBOR +0.23%) 144A±	1.94	1-8-2021	1,500,000	1,496,028
Metropolitan Life Global Funding I (3 Month LIBOR +0.40%) 144A±	1.95	6-12-2020	3,000,000	3,014,925
Metropolitan Life Global Funding I 144A	3.65	6-14-2018	575,000	577,529
New York Life Global Funding (3 Month LIBOR +0.27%) 144A±	1.97	4-9-2020	9,250,000	9,275,916
Pricoa Global Funding 1 144A	1.90	9-21-2018	1,795,000	1,789,525
Protective Life Global Funding (3 Month LIBOR +0.55%) 144A±	2.07	6-8-2018	6,000,000	6,007,155
Reliance Standard Life Insurance 144A	2.15	10-15-2018	6,000,000	5,993,791

				42,990,107

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Conservative Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 2.16%

Biotechnology: 1.37%
Gilead Sciences Incorporated	1.85%	9-4-2018	$7,000,000	$6,985,416

Health Care Equipment & Supplies: 0.79%
Medtronic Incorporated	1.50	3-15-2018	4,000,000	3,999,184

Information Technology: 0.91%

Semiconductors & Semiconductor Equipment: 0.91%
Qualcomm Incorporated (3 Month LIBOR +0.55%) ±	2.43	5-20-2020	4,600,000	4,611,536

Materials: 0.68%

Chemicals: 0.68%
Praxair Incorporated	1.25	11-7-2018	3,500,000	3,474,569

Utilities: 1.66%

Electric Utilities: 1.66%
Duke Energy Florida LLC	2.10	12-15-2019	1,425,000	1,418,008
Duke Energy Progress LLC (3 Month LIBOR +0.18%) ±	1.70	9-8-2020	4,000,000	4,004,883
PacifiCorp	5.65	7-15-2018	3,000,000	3,035,873

				8,458,764

Total Corporate Bonds and Notes (Cost $161,099,139)				161,116,916

Municipal Obligations: 2.40%

Colorado: 1.18%
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144Aø	2.09	10-29-2027	6,000,000	6,000,000

Kentucky: 0.92%
Louisville Jefferson County KY Metropolitan Government Series A (GO Revenue)	1.95	12-1-2018	4,690,000	4,677,431

Texas: 0.30%
Houston Texas Taxable Pension Obligation (GO Revenue)	2.20	3-1-2019	1,500,000	1,495,380

Total Municipal Obligations (Cost $12,190,000)				12,172,811

Yankee Corporate Bonds and Notes: 19.04%

Consumer Staples: 1.61%

Tobacco: 1.61%
Japan Tobacco Incorporated 144A	2.10	7-23-2018	8,200,000	8,196,548

Energy: 1.83%

Oil, Gas & Consumable Fuels: 1.83%
BP Capital Markets plc (3 Month LIBOR +0.35%) ±	2.18	8-14-2018	6,650,000	6,657,474
BP Capital Markets plc	2.50	12-10-2018	2,640,000	2,642,651

				9,300,125

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Conservative Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 15.60%

Banks: 12.60%
ABN AMRO Bank NV 144A	2.10%	1-18-2019	$5,000,000	$4,978,575
ABN AMRO Bank NV 144A	2.50	10-30-2018	2,000,000	2,000,694
Australia & New Zealand Banking Group (3 Month LIBOR +0.32%) 144A±	2.12	11-9-2020	1,000,000	1,000,625
Bank of Tokyo-Mitsubishi UFJ Limited (3 Month LIBOR +1.02%) 144A±	2.59	9-14-2018	1,250,000	1,255,722
Banque Federative du Credit Mutuel SA (3 Month LIBOR +0.49%) 144A±	2.23	7-20-2020	1,500,000	1,507,696
Barclays Bank plc (3 Month LIBOR +0.46%) ±	2.16	1-11-2021	5,000,000	5,009,835
BNZ International Funding of London (3 Month LIBOR +0.70%) 144A±	2.59	2-21-2020	1,750,000	1,761,606
Canadian Imperial Bank of Commerce (3 Month LIBOR +0.32%) ±	2.09	2-2-2021	2,000,000	2,001,648
Commonwealth Bank of Australia (3 Month LIBOR +0.40%) 144A±	2.00	9-18-2020	3,000,000	3,007,530
ING Bank NV (3 Month LIBOR +0.61%) 144A±	2.45	8-15-2019	3,600,000	3,617,139
National Australia Bank (3 Month LIBOR +0.35%) 144A±	2.06	1-12-2021	2,000,000	2,000,885
National Australia Bank (3 Month LIBOR +0.69%) 144A±	2.23	12-9-2019	2,200,000	2,216,153
National Australia Bank (3 Month LIBOR +0.51%) 144A±	2.41	5-22-2020	1,000,000	1,004,436
Nordea Bank AB (3 Month LIBOR +0.47%) 144A±	1.95	5-29-2020	5,000,000	5,021,922
Rabobank Nederland NV (3 Month LIBOR +0.51%) ±	2.31	8-9-2019	3,000,000	3,013,961
Santander UK Group Holdings plc (3 Month LIBOR +0.30%) ±	2.09	11-3-2020	3,000,000	2,998,328
Santander UK Group Holdings plc	2.00	8-24-2018	3,000,000	2,995,544
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.31%) ±	2.04	10-18-2019	4,600,000	4,604,416
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.54%) ±	2.24	1-11-2019	2,000,000	2,006,158
Sumitomo Mitsui Trust Bank Limited (3 Month LIBOR +0.91%) 144A±	2.64	10-18-2019	6,000,000	6,048,760
The Bank of Nova Scotia (3 Month LIBOR +0.29%) ±	1.99	1-8-2021	1,000,000	999,747
Westpac Banking Corporation (3 Month LIBOR +0.34%) ±	2.09	1-25-2021	5,000,000	5,008,202

				64,059,582

Capital Markets: 1.42%
Siemens Financieringsmaatschappij NV (3 Month LIBOR +0.32%) 144A±	1.88	9-13-2019	4,610,000	4,626,732
Siemens Financieringsmaatschappij NV (3 Month LIBOR +0.34%) 144A±	1.94	3-16-2020	2,560,000	2,571,857

				7,198,589

Diversified Financial Services: 1.58%
UBS AG (3 Month LIBOR +0.48%) 144A±	1.96	12-1-2020	4,000,000	4,006,488
UBS AG (3 Month LIBOR +0.58%) 144A±	2.10	6-8-2020	4,000,000	4,018,224

				8,024,712

Total Yankee Corporate Bonds and Notes (Cost $96,608,280)				96,779,556

Yankee Government Bonds: 1.03%
Export-Import Bank of Korea (3 Month LIBOR +0.70%) ±	2.64	5-26-2019	4,000,000	4,007,720
Export-Import Bank of Korea	2.88	9-17-2018	1,200,000	1,200,802

Total Yankee Government Bonds (Cost $5,206,759)				5,208,522

Short-Term Investments: 20.68%

Certificates of Deposit: 1.28%
Barclays Bank plc (1 Month LIBOR +0.50%) ±	2.08	4-3-2018	3,000,000	3,001,815
Credit Suisse	2.82	3-8-2018	3,500,000	3,500,338

				6,502,153

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Conservative Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper: 19.39%
Anglesea Funding LLC 144A(p)(z)	1.50%	4-3-2018	$11,000,000	$10,982,681
Atlantic Asset Securitization LLC (p)(z)	1.66	4-9-2018	6,000,000	5,988,087
Atlantic Asset Securitization LLC 144A(p)(z)	1.78	5-15-2018	2,600,000	2,589,127
Atlantic Asset Securitization LLC 144A(p)(z)	1.89	5-14-2018	2,000,000	1,991,771
AXA Financial Incorporated 144A(z)	1.69	3-15-2018	5,650,000	5,645,787
CNPC Finance Hong Kong Limited 144A(z)	1.85	3-13-2018	9,750,000	9,744,613
CRC Funding LLC 144A(p)(z)	1.42	3-12-2018	2,000,000	1,998,990
CRC Funding LLC 144A(p)(z)	1.76	5-10-2018	3,500,000	3,486,726
Fairway Finance Corporation 144A(p)(z)	1.79	4-24-2018	3,000,000	2,991,553
Gotham Funding Corporation 144A(p)(z)	1.54	3-20-2018	1,900,000	1,898,330
La Fayette Asset Securitization LLC 144A(p)(z)	1.57	3-22-2018	4,000,000	3,996,052
La Fayette Asset Securitization LLC 144A(p)(z)	1.76	5-3-2018	7,600,000	7,574,661
LMA Americas LLC 144A(p)(z)	1.64	5-3-2018	5,000,000	4,982,969
LMA Americas LLC 144A(p)(z)	1.67	4-11-2018	1,000,000	997,954
Old Line Funding LLC (1 Month LIBOR +0.20%) 144A(p)(z)	1.78	11-9-2018	7,000,000	6,998,124
Old Line Funding LLC 144A(p)(z)	1.83	5-16-2018	1,900,000	1,891,974
Starbird Funding Corporation 144A(p)(z)	1.62	4-16-2018	1,400,000	1,396,745
Thunder Bay Funding LLC 144A(p)(z)	2.04	6-22-2018	5,000,000	4,966,940
Toyota Industries Commercial Finance Incorporated 144A(z)	2.12	11-1-2018	7,000,000	6,894,719
Versailles Cds LLC 144A(p)(z)	1.71	4-11-2018	3,500,000	3,492,675
Victory Receivables 144A(p)(z)	1.78	4-30-2018	7,000,000	6,977,974
White Plains Capital 144A(z)	1.71	3-13-2018	1,000,000	999,335

				98,487,787

	Yield		Shares
Investment Companies: 0.01%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29		56,620	56,620

Total Short-Term Investments (Cost $105,064,069)				105,046,560

Total investments in securities (Cost $505,078,783)	99.40%	504,980,990
Other assets and liabilities, net	0.60	3,033,682

Total net assets	100.00%	$508,014,672

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the current yield to maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Conservative Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	275,037	141,238,283	141,456,700	56,620	$0	$0	$8,156	$56,620	0.01%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2018 (unaudited)	Wells Fargo Conservative Income Fund	13

Assets
Investments in unaffiliated securities, at value (cost $505,022,163)	$504,924,370
Investments in affiliated securities, at value (cost $56,620)	56,620
Receivable for investments sold	1,051,013
Receivable for Fund shares sold	4,149,000
Receivable for interest	1,162,303
Prepaid expenses and other assets	49,122

Total assets	511,392,428

Liabilities
Payable for investments purchased	3,059,128
Payable for Fund shares redeemed	133,527
Dividends payable	73,984
Management fee payable	63,767
Administration fee payable	31,954
Trustees’ fees and expenses payable	1,715
Accrued expenses and other liabilities	13,681

Total liabilities	3,377,756

Total net assets	$508,014,672

NET ASSETS CONSIST OF
Paid-in capital	$508,560,490
Undistributed net investment income	4,600
Accumulated net realized losses on investments	(452,625)
Net unrealized losses on investments	(97,793)

Total net assets	$508,014,672

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Institutional Class	$508,014,672
Shares outstanding – Institutional Class[1]	50,858,642
Net asset value per share – Institutional Class	$9.99

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Conservative Income Fund	Statement of operations—six months ended February 28, 2018 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $913)	$4,430,916
Income from affiliated securities	8,156

Total investment income	4,439,072

Expenses
Management fee	632,651
Administration fee
Institutional Class	202,448
Custody and accounting fees	14,478
Professional fees	20,086
Registration fees	31,916
Shareholder report expenses	1,082
Trustees’ fees and expenses	7,972
Other fees and expenses	2,836

Total expenses	913,469
Less: Fee waivers and/or expense reimbursements	(230,206)

Net expenses	683,263

Net investment income	3,755,809

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(452,208)
Net change in unrealized gains (losses) on investments	(780,307)

Net realized and unrealized gains (losses) on investments	(1,232,515)

Net increase in net assets resulting from operations	$2,523,294

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Conservative Income Fund	15

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$3,755,809		$5,763,414
Net realized gains (losses) on investments		(452,208)		376,009
Net change in unrealized gains (losses) on investments		(780,307)		(76,758)

Net increase in net assets resulting from operations		2,523,294		6,062,665

Distributions to shareholders from
Net investment income – Institutional Class		(3,756,303)		(5,765,706)
Net realized gains – Institutional Class		(148,163)		0

Total distributions to shareholders		(3,904,466)		(5,765,706)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Institutional Class	37,136,629	371,621,639	32,361,100	323,882,718
Reinvestment of distributions – Institutional Class	329,189	3,292,027	500,446	5,007,754
Payment for shares redeemed – Institutional Class	(28,468,633)	(284,756,862)	(45,740,798)	(457,777,428)

Net increase (decrease) in net assets resulting from capital share transactions		90,156,804		(128,886,956)

Total increase (decrease) in net assets		88,775,632		(128,589,997)

Net assets
Beginning of period		419,239,040		547,829,037

End of period		$508,014,672		$419,239,040

Undistributed net investment income		$4,600		$5,094

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Conservative Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.01	$10.01	$10.00	$10.02	$9.99	$10.00
Net investment income	0.07	0.12	0.07	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	(0.02)	0.00 [2]	0.01	(0.02)	0.03	(0.01)

Total from investment operations	0.05	0.12	0.08	0.03	0.07	0.00
Distributions to shareholders from
Net investment income	(0.07)	(0.12)	(0.07)	(0.05)	(0.04)	(0.01)
Net realized gains	(0.00)[2]	0.00	0.00	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.07)	(0.12)	(0.07)	(0.05)	(0.04)	(0.01)
Net asset value, end of period	$9.99	$10.01	$10.01	$10.00	$10.02	$9.99
Total return[3]	0.56%	1.20%	0.79%	0.28%	0.74%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.38%	0.43%	0.74%
Net expenses	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Net investment income	1.48%	1.17%	0.72%	0.48%	0.44%	0.44%
Supplemental data
Portfolio turnover rate	97%	197%	269%	80%	55%	10%
Net assets, end of period (000s omitted)	$508,015	$419,239	$547,829	$336,608	$143,418	$49,983

[1]	For the period from May 31, 2013 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Conservative Income Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

18	Wells Fargo Conservative Income Fund	Notes to financial statements (unaudited)

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $505,078,682 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$491,849
Gross unrealized losses	(589,541)
Net unrealized losses	$(97,692)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Conservative Income Fund	19

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Asset-backed securities	$0	$124,656,625	$0	$124,656,625

Corporate bonds and notes	0	161,116,916	0	161,116,916

Municipal obligations	0	12,172,811	0	12,172,811

Yankee corporate bonds and notes	0	96,779,556	0	96,779,556

Yankee government bonds	0	5,208,522	0	5,208,522

Short-term investments
Certificates of deposit	0	6,502,153	0	6,502,153
Commercial paper	0	98,487,787	0	98,487,787
Investment companies	56,620	0	0	56,620
Total assets	$56,620	$504,924,370	$0	$504,980,990

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.25% and declining to 0.18% as the average daily net assets of the Fund increase. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of the Institutional Class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.27% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

20	Wells Fargo Conservative Income Fund	Notes to financial statements (unaudited)

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $4,963,085 in interfund purchases during the six months ended February 28, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2018 were $420,339,086 and $401,150,896, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Conservative Income Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Conservative Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Conservative Income Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

24	Wells Fargo Conservative Income Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Conservative Income Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

302023 04-18 SA265/SAR265 02-18

Semi-Annual Report

February 28, 2018

Wells Fargo Government Securities Fund

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The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Government Securities Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Securities Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Government Securities Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Government Securities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Michal Stanczyk

Average annual total returns (%) as of February 28, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGVDX)	8-31-1999	(4.88)	(0.06)	2.24	(0.40)	0.86	2.71	0.87	0.85
Class C (WGSCX)	12-26-2002	(2.14)	0.13	1.95	(1.14)	0.13	1.95	1.62	1.60
Administrator Class (WGSDX)	4-8-2005	–	–	–	(0.19)	1.09	2.93	0.81	0.64
Institutional Class (SGVIX)	8-31-1999	–	–	–	(0.03)	1.24	3.10	0.54	0.48
Bloomberg Barclays U.S. Aggregate ex Credit Index[4]	–	–	–	–	(0.20)	1.25	3.09	–	–
Bloomberg Barclays Intermediate U.S. Government Bond Index[5]	–	–	–	–	(0.61)	0.66	2.22	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Government Securities Fund	5

Ten largest holdings (%) as of February 28, 2018[6]
FNMA, 4.50%, 3-13-2048	4.73
U.S. Treasury Note, 1.75%, 5-15-2023	4.29
GNMA, 3.50%, 3-28-2048	3.89
U.S. Treasury Bond, 3.75%, 11-15-2043	3.65
FNMA, 3.00%, 9-1-2036	3.32
Resolution Funding Corporation STRIPS, 0.00%, 7-15-2020	3.06
Resolution Funding Corporation STRIPS, 0.00%, 10-15-2019	2.67
FNMA, 4.00%, 4-1-2046	2.39
FNMA, 3.50%, 3-15-2033	2.21
GNMA, 4.00%, 12-20-2047	2.13

Portfolio allocation as of February 28, 2018[7]

[1]	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays U.S. Aggregate ex Credit Index is composed of the Bloomberg Barclays U.S. Government Bond Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Government Securities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$976.81	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class C
Actual	$1,000.00	$973.18	$7.83	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Administrator Class
Actual	$1,000.00	$977.83	$3.14	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class
Actual	$1,000.00	$978.58	$2.35	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Government Securities Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 88.93%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$359,843	$360,450
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	2,011,123	1,980,475
FHLB	5.63	3-14-2036	6,020,000	7,927,311
FHLMC	1.42	5-25-2021	3,468,224	3,405,187
FHLMC (1 Month LIBOR +0.50%) ±	2.09	8-15-2037	3,751,860	3,782,494
FHLMC (1 Month LIBOR +0.67%) ±	2.25	2-25-2023	734,066	737,514
FHLMC	2.38	4-25-2023	2,663,103	2,616,758
FHLMC	2.46	3-25-2022	3,909,098	3,863,972
FHLMC	2.62	12-25-2026	4,098,866	3,994,173
FHLMC	2.75	3-25-2027	6,640,844	6,546,361
FHLMC (1 Month LIBOR +1.18%) ±	2.77	12-15-2036	408,730	423,705
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	2.89	10-1-2026	152,596	157,385
FHLMC	2.90	4-25-2026	6,545,795	6,485,868
FHLMC	3.00	5-15-2026	900,257	904,933
FHLMC	3.00	1-15-2054	195,057	193,380
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	6-1-2032	39,907	41,463
FHLMC ±±	3.31	5-25-2023	2,800,000	2,850,158
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.35	7-1-2029	99,745	103,077
FHLMC (11th District Cost of Funds +1.25%) ±	3.37	7-1-2032	526,908	529,453
FHLMC	3.50	8-1-2045	6,266,777	6,273,175
FHLMC	3.50	11-1-2045	11,232,726	11,244,201
FHLMC	3.50	12-1-2045	7,966,851	7,974,989
FHLMC	3.50	12-1-2045	2,593,485	2,596,128
FHLMC (3 Year Treasury Constant Maturity +2.25%) ±	3.52	5-1-2026	44,168	43,933
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	3,499	3,529
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	46,347	46,481
FHLMC (12 Month LIBOR +2.00%) ±	3.75	1-1-2038	1,090,856	1,150,398
FHLMC	4.00	12-15-2024	1,850,000	1,915,463
FHLMC	4.00	6-1-2044	5,645,553	5,808,934
FHLMC	4.50	3-1-2042	487,578	515,186
FHLMC	4.50	9-1-2044	4,373,901	4,596,511
FHLMC	5.00	5-1-2018	2,351	2,386
FHLMC	5.00	4-1-2019	9,333	9,469
FHLMC	5.00	4-1-2019	15,449	15,675
FHLMC	5.00	6-1-2019	69,597	70,613
FHLMC	5.00	8-1-2019	201,821	204,864
FHLMC	5.00	10-1-2019	83,300	84,516
FHLMC	5.00	2-1-2020	281,667	288,092
FHLMC	5.00	8-1-2040	1,344,203	1,452,476
FHLMC	5.11	5-25-2019	1,140,000	1,164,425
FHLMC	5.50	7-1-2035	3,942,922	4,342,366
FHLMC	5.50	12-1-2038	2,357,472	2,584,766
FHLMC	6.00	10-1-2032	33,222	37,361
FHLMC	6.00	5-25-2043	4,741,921	5,168,736
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	60,649	58,617
FHLMC	6.50	4-1-2018	10	10
FHLMC	6.50	4-1-2021	2,451	2,511
FHLMC	6.50	4-1-2022	45,708	51,469
FHLMC	6.50	9-1-2028	18,859	21,237
FHLMC	6.50	9-1-2028	19,687	22,168

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.50%	7-1-2031	$3	$3
FHLMC	7.00	12-1-2023	2,907	3,146
FHLMC	7.00	5-1-2024	8,215	8,277
FHLMC	7.00	12-1-2026	2,029	2,071
FHLMC	7.00	12-1-2026	450	482
FHLMC	7.00	4-1-2029	1,738	1,930
FHLMC	7.00	5-1-2029	9,511	10,487
FHLMC	7.00	4-1-2032	108,807	121,410
FHLMC	7.50	11-1-2031	194,578	221,984
FHLMC	7.50	4-1-2032	173,258	195,878
FHLMC	8.00	8-1-2023	8,711	9,224
FHLMC	8.00	6-1-2024	4,603	4,982
FHLMC	8.00	6-1-2024	2,934	2,982
FHLMC	8.00	6-1-2024	7,238	7,613
FHLMC	8.00	8-1-2026	16,363	18,691
FHLMC	8.00	11-1-2026	15,298	17,258
FHLMC	8.00	11-1-2028	10,973	12,001
FHLMC	8.50	7-1-2022	1,208	1,226
FHLMC	8.50	12-1-2025	10,609	11,643
FHLMC	8.50	5-1-2026	1,598	1,730
FHLMC	8.50	8-1-2026	5,256	5,334
FHLMC	8.50	8-1-2026	19,089	19,156
FHLMC	9.00	8-1-2019	6	6
FHLMC	9.00	12-1-2019	47	48
FHLMC	9.00	1-1-2020	5	5
FHLMC	9.00	2-1-2020	58	60
FHLMC	9.00	3-1-2020	371	372
FHLMC	9.00	9-1-2020	59	61
FHLMC	9.00	9-1-2020	349	352
FHLMC	9.00	12-1-2020	12	12
FHLMC	9.00	3-1-2021	1,108	1,118
FHLMC	9.00	4-1-2021	2,663	2,677
FHLMC	9.00	4-1-2021	1,911	1,924
FHLMC	9.00	4-1-2021	113	119
FHLMC	9.00	7-1-2021	2,214	2,222
FHLMC	9.00	7-1-2021	2,433	2,461
FHLMC	9.00	8-1-2021	218	231
FHLMC	9.00	7-1-2022	283	286
FHLMC	9.00	9-1-2024	369	373
FHLMC	9.50	8-1-2018	2	2
FHLMC	9.50	8-1-2019	16	17
FHLMC	9.50	2-1-2020	1	1
FHLMC	9.50	6-1-2020	22	22
FHLMC	9.50	8-1-2020	91	95
FHLMC	9.50	9-1-2020	446	450
FHLMC	9.50	9-1-2020	15	15
FHLMC	9.50	9-1-2020	10	10
FHLMC	9.50	10-1-2020	16	16
FHLMC	9.50	10-1-2020	25	26
FHLMC	9.50	11-1-2020	36	38

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	9.50%	5-1-2021	$105	$111
FHLMC	9.50	9-17-2022	93,926	93,327
FHLMC	9.50	4-1-2025	17,288	17,547
FHLMC	10.00	1-1-2019	2	2
FHLMC	10.00	12-1-2019	82	84
FHLMC	10.00	3-1-2020	2	2
FHLMC	10.00	6-1-2020	9	9
FHLMC	10.00	8-1-2020	17	17
FHLMC	10.00	10-1-2021	14,794	14,926
FHLMC	10.00	8-17-2022	4,443	4,423
FHLMC	10.00	2-17-2025	154,924	158,298
FHLMC	10.50	5-1-2019	2	2
FHLMC	10.50	6-1-2019	2	2
FHLMC	10.50	8-1-2019	3,138	3,161
FHLMC	10.50	12-1-2019	7,459	7,478
FHLMC	10.50	5-1-2020	3,752	3,789
FHLMC	10.50	8-1-2020	5,286	5,322
FHLMC	10.50	8-1-2020	18,052	18,052
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	2,578,074	2,529,880
FHLMC Series 2758 Class FH (1 Month LIBOR +0.35%) ±	1.94	3-15-2019	268,321	268,541
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	1.84	10-15-2034	497,568	498,617
FHLMC Series 3767 Class PD	4.00	7-15-2040	54,489	54,727
FHLMC Series 3948 Class DA	3.00	12-15-2024	288,432	290,107
FHLMC Series K020 Class X1 ±±(c)	1.42	5-25-2022	45,093,062	2,209,686
FHLMC Series KJ14 Class A1	2.20	11-25-2023	5,325,233	5,163,220
FHLMC Series M036 Class A	4.16	12-15-2029	3,870,000	3,797,167
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	1.96	11-25-2028	266,786	265,394
FHLMC Series T-23 Class A (1 Month LIBOR +0.28%) ±	1.90	5-25-2030	677,892	676,158
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	1.90	9-25-2031	879,586	869,901
FHLMC Series T-42 Class A6	9.50	2-25-2042	860,220	1,034,501
FHLMC Series T-55 Class 2A1 ±±	3.17	3-25-2043	488,403	484,536
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,148,918	1,298,029
FHLMC Series T-57 Class 2A1 ±±	3.70	7-25-2043	2,179,539	2,304,225
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.26	10-25-2044	1,303,706	1,321,716
FHLMC Series T-67 Class 1A1C ±±	3.41	3-25-2036	915,011	940,846
FHLMC Series T-67 Class 2A1C ±±	3.30	3-25-2036	1,643,356	1,676,616
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	1.60	12-25-2036	1,674,833	1,669,506
FNMA ¤	0.00	10-9-2019	9,590,000	9,229,553
FNMA ¤	0.00	5-15-2030	7,700,000	5,091,799
FNMA ¤(a)	0.00	4-2-2018	12,000,000	11,988,947
FNMA	1.71	12-1-2022	3,875,418	3,770,674
FNMA	1.78	5-1-2020	913,465	894,705
FNMA (1 Month LIBOR +0.25%) ±	1.80	6-27-2036	122,931	120,652
FNMA (1 Month LIBOR +0.35%) ±	1.97	2-25-2032	715,672	720,932
FNMA (1 Month LIBOR +0.48%) ±	2.10	9-25-2037	3,181,219	3,182,999
FNMA (11th District Cost of Funds +1.27%) ±	2.11	5-1-2036	1,691,659	1,712,475
FNMA	2.13	4-24-2026	1,800,000	1,687,423
FNMA (1 Month LIBOR +0.55%) ±	2.17	4-25-2050	2,321,121	2,325,298
FNMA (11th District Cost of Funds +1.66%) ±	2.40	5-1-2023	265,054	264,767
FNMA (11th District Cost of Funds +1.25%) ±	2.46	9-1-2027	224,214	225,713

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA %%	2.50%	3-15-2033	$4,960,000	$4,838,131
FNMA	2.50	4-25-2039	95,621	94,572
FNMA (12 Month LIBOR +1.61%) ±	2.50	5-1-2046	5,450,569	5,419,212
FNMA	2.55	3-1-2022	1,631,776	1,610,294
FNMA	2.56	3-1-2021	951,549	941,354
FNMA	2.73	1-1-2024	488,042	479,338
FNMA ±±	2.78	2-25-2027	10,000,000	9,643,328
FNMA	2.86	11-1-2021	2,604,135	2,597,531
FNMA	3.00	5-1-2027	1,713,700	1,716,213
FNMA %%	3.00	3-15-2033	13,275,000	13,220,034
FNMA	3.00	4-1-2045	141,087	137,314
FNMA	3.00	11-1-2045	11,192,781	10,865,137
FNMA ##	3.00	12-1-2045	25,751,411	24,980,963
FNMA	3.00	11-1-2046	7,620,187	7,392,201
FNMA	3.00	12-1-2046	844,736	819,463
FNMA	3.02	2-1-2026	6,284,629	6,211,757
FNMA (11th District Cost of Funds +1.25%) ±	3.14	5-1-2036	573,728	598,618
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.16	6-1-2032	120,665	126,080
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.19	9-1-2031	32,924	34,645
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.29	12-1-2040	26,933	28,287
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.30	6-1-2034	480,551	504,379
FNMA (12 Month LIBOR +1.54%) ±	3.30	1-1-2043	409,443	420,254
FNMA	3.31	9-25-2020	4,324,773	4,366,255
FNMA	3.36	1-1-2024	6,267,357	6,310,175
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.36	9-1-2031	301,560	314,591
FNMA	3.38	9-1-2020	1,910,775	1,939,305
FNMA (12 Month LIBOR +1.64%) ±	3.39	4-1-2032	89,808	91,233
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	132,967	139,135
FNMA (12 Month LIBOR +1.73%) ±	3.48	9-1-2036	700,349	734,064
FNMA	3.49	12-1-2020	3,448,012	3,509,978
FNMA %%	3.50	3-15-2033	16,320,000	16,594,005
FNMA	3.50	2-1-2043	71,861	72,175
FNMA	3.50	2-1-2045	2,236,221	2,237,798
FNMA	3.50	4-1-2045	6,300,437	6,295,485
FNMA	3.50	8-1-2045	783,059	782,683
FNMA	3.50	12-1-2045	3,065,325	3,064,486
FNMA	3.50	2-1-2046	4,672,474	4,671,433
FNMA	3.50	5-1-2046	6,828,662	6,827,144
FNMA %%	3.50	3-13-2048	9,950,000	9,932,898
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.50	12-1-2034	889,740	929,810
FNMA (12 Month LIBOR +1.82%) ±	3.57	8-1-2036	1,003,829	1,055,471
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	3.57	10-1-2027	166,435	172,167
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.89	2-1-2027	49,484	49,672
FNMA	4.00	5-1-2021	323,078	330,922
FNMA	4.00	10-25-2025	991,080	23,879
FNMA ##	4.00	4-1-2046	17,565,399	18,012,300
FNMA	4.00	3-1-2047	1,697,123	1,756,246
FNMA %%	4.00	3-13-2048	6,475,000	6,632,954
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.22	7-1-2026	153,557	160,121
FNMA	4.50	12-1-2018	80,411	80,934

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Government Securities Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	1-1-2026	$879,179	$884,904
FNMA	4.50	10-1-2046	557,811	584,784
FNMA %%	4.50	3-13-2048	34,002,000	35,610,454
FNMA	4.68	2-1-2020	3,078,801	3,191,309
FNMA	4.79	5-1-2019	2,031,974	2,065,993
FNMA	5.00	12-1-2018	50,782	51,424
FNMA	5.00	6-1-2019	18,147	18,376
FNMA	5.00	4-1-2023	308,234	321,298
FNMA	5.00	6-1-2023	534,561	561,232
FNMA (6 Month LIBOR +2.86%) ±	5.00	4-1-2033	21,192	21,953
FNMA	5.00	3-1-2034	551,929	595,690
FNMA	5.00	8-1-2040	7,052,488	7,657,589
FNMA	5.00	10-1-2040	778,040	840,861
FNMA	5.00	1-1-2042	660,839	714,132
FNMA (6 Month LIBOR +3.13%) ±	5.36	7-1-2033	145,171	148,841
FNMA	5.39	1-1-2024	1,822,258	1,928,746
FNMA	5.50	6-1-2020	227,332	231,660
FNMA	5.50	11-1-2023	85,398	89,521
FNMA	5.50	1-1-2025	46,611	48,523
FNMA	5.50	1-1-2025	215,602	225,105
FNMA	5.50	9-1-2033	2,106,201	2,315,095
FNMA	5.50	9-1-2033	904,140	992,944
FNMA	5.50	8-1-2035	637,131	699,737
FNMA	5.50	1-1-2037	664,915	730,436
FNMA	5.50	4-1-2040	1,723,350	1,893,823
FNMA	5.55	9-1-2019	51,573	51,504
FNMA	5.61	2-1-2021	1,378,750	1,421,037
FNMA	5.67	11-1-2021	5,120,291	5,384,155
FNMA	5.75	5-1-2021	3,213,652	3,379,192
FNMA	5.95	6-1-2024	1,629,978	1,750,619
FNMA	6.00	3-1-2024	74,392	82,539
FNMA	6.00	1-1-2028	1,060,464	1,177,362
FNMA	6.00	2-1-2035	1,434,057	1,557,101
FNMA	6.00	11-1-2037	498,449	555,699
FNMA	6.00	7-1-2038	206,466	230,409
FNMA %%	6.00	3-13-2048	11,085,000	12,310,845
FNMA	6.08	1-1-2019	200,216	199,949
FNMA	6.50	1-1-2024	25,953	28,905
FNMA	6.50	3-1-2028	29,757	31,468
FNMA	6.50	12-1-2029	245,910	273,876
FNMA	6.50	11-1-2031	57,133	63,631
FNMA	6.50	7-1-2036	419,630	469,168
FNMA	6.50	7-1-2036	378,629	424,841
FNMA	6.50	7-25-2042	1,579,593	1,767,587
FNMA	7.00	11-1-2026	8,359	9,028
FNMA	7.00	9-1-2031	4,335	4,342
FNMA	7.00	1-1-2032	5,384	5,930
FNMA	7.00	2-1-2032	96,208	109,336
FNMA	7.00	10-1-2032	209,230	238,584
FNMA	7.00	2-1-2034	2,040	2,230

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	7.00%	4-1-2034	$156,209	$178,378
FNMA	7.00	1-1-2036	6,436	6,793
FNMA	7.00	9-1-2036	45,573	46,719
FNMA	7.50	9-1-2031	99,535	114,925
FNMA	7.50	11-25-2031	429,604	489,565
FNMA	7.50	2-1-2032	34,064	39,075
FNMA	7.50	10-1-2037	1,008,266	1,168,521
FNMA	8.00	5-1-2027	35,145	35,540
FNMA	8.00	10-1-2027	3,021	3,035
FNMA	8.00	6-1-2028	5,502	6,009
FNMA	8.00	2-1-2030	57,183	62,100
FNMA	8.00	7-1-2031	1,251,929	1,434,481
FNMA	8.50	8-1-2024	22,003	23,655
FNMA	8.50	5-1-2026	114,905	124,628
FNMA	8.50	7-1-2026	24,391	25,268
FNMA	8.50	8-1-2026	12,445	12,566
FNMA	8.50	10-1-2026	62	62
FNMA	8.50	10-1-2026	5,039	5,053
FNMA	8.50	11-1-2026	28,820	29,302
FNMA	8.50	11-1-2026	8,157	8,432
FNMA	8.50	12-1-2026	149,444	167,877
FNMA	8.50	12-1-2026	16,645	18,319
FNMA	8.50	12-1-2026	272	273
FNMA	8.50	2-1-2027	235	259
FNMA	8.50	2-1-2027	6,821	6,840
FNMA	8.50	3-1-2027	809	859
FNMA	8.50	6-1-2027	69,602	72,156
FNMA	8.50	7-1-2029	834	837
FNMA	9.00	3-1-2021	7,911	7,979
FNMA	9.00	6-1-2021	86	91
FNMA	9.00	7-1-2021	7,000	7,046
FNMA	9.00	8-1-2021	108	114
FNMA	9.00	10-1-2021	1,133	1,142
FNMA	9.00	1-1-2025	17,206	18,770
FNMA	9.00	3-1-2025	1,991	2,008
FNMA	9.00	3-1-2025	1,081	1,084
FNMA	9.00	4-1-2025	1,233	1,236
FNMA	9.00	7-1-2028	5,186	5,243
FNMA	9.50	11-1-2020	67	71
FNMA	9.50	12-15-2020	12,310	12,474
FNMA	9.50	1-1-2021	9,992	10,132
FNMA	9.50	6-1-2022	674	680
FNMA	9.50	7-1-2028	6,161	6,182
FNMA	10.00	12-1-2020	8,271	8,343
FNMA	11.00	10-15-2020	519	528
FNMA Series 1988-7 Class Z	9.25	4-25-2018	71	72
FNMA Series 1989-10 Class Z	9.50	3-25-2019	16,189	16,549
FNMA Series 1989-100 Class Z	8.75	12-25-2019	10,118	10,461
FNMA Series 1989-12 Class Y	10.00	3-25-2019	16,106	16,486
FNMA Series 1989-22 Class G	10.00	5-25-2019	36,786	37,775

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Government Securities Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 1989-63 Class Z	9.40%	10-25-2019	$1,841	$1,900
FNMA Series 1989-98 Class E	9.20	12-25-2019	12,380	12,657
FNMA Series 1990-144 Class W	9.50	12-25-2020	28,548	30,585
FNMA Series 1990-75 Class Z	9.50	7-25-2020	52,390	55,444
FNMA Series 1990-84 Class Y	9.00	7-25-2020	5,556	5,822
FNMA Series 1990-96 Class Z	9.67	8-25-2020	80,283	85,276
FNMA Series 1991-5 Class Z	8.75	1-25-2021	13,177	13,721
FNMA Series 1991-85 Class Z	8.00	6-25-2021	22,598	23,957
FNMA Series 1992-45 Class Z	8.00	4-25-2022	61,250	65,649
FNMA Series 1999-W6 Class A ±±	9.16	9-25-2028	2,090	2,093
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	786,868	894,970
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,059,503	1,219,247
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	277,049	330,592
FNMA Series 2002-T12 Class A5 ±±	4.36	10-25-2041	1,025,367	1,057,046
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	4,356,767	4,931,050
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.12%) ±	1.80	5-25-2032	243,253	242,679
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	674,932	744,172
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	1.90	3-25-2033	1,121,452	1,099,204
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	1.74	6-25-2033	107,988	105,968
FNMA Series 2003-W1 Class 1A1 ±±	5.44	12-25-2042	651,500	684,807
FNMA Series 2003-W11 Class A1 ±±	4.55	6-25-2033	90,282	94,180
FNMA Series 2003-W3 Class 1A4 ±±	3.74	8-25-2042	2,705,484	2,835,603
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	1.73	4-25-2033	354,299	340,999
FNMA Series 2003-W6 Class 6A ±±	3.85	8-25-2042	1,685,693	1,730,820
FNMA Series 2003-W6 Class PT4 ±±	8.32	10-25-2042	1,642,398	1,990,900
FNMA Series 2003-W8 Class PT1 ±±	10.49	12-25-2042	619,495	694,036
FNMA Series 2004-79 Class FA (1 Month LIBOR +0.29%) ±	1.91	8-25-2032	332,666	333,202
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	621,484	690,723
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	1,335,933	1,514,917
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	837,409	951,141
FNMA Series 2005-71 Class DB	4.50	8-25-2025	772,871	792,893
FNMA Series 2007-W10 Class 2A ±±	6.34	8-25-2047	448,685	481,817
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	665,164	34,366
FNMA Series 2011-42 Class A	3.00	2-25-2024	92,940	93,057
FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	1.81	3-25-2019	918,354	917,879
FNMA Series 265 Class 2	9.00	3-25-2024	85,745	97,391
FNMA Series G-8 Class E	9.00	4-25-2021	42,063	43,990
FNMA Series G92-30 Class Z	7.00	6-25-2022	58,979	61,300
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	1,263,581	1,343,183
GNMA (1 Year Treasury Constant Maturity +0.45%) ±	2.07	5-20-2066	6,450,539	6,472,429
GNMA (1 Month LIBOR +0.70%) ±	2.26	8-20-2065	3,795,750	3,839,501
GNMA (1 Month LIBOR +0.73%) ±	2.29	9-20-2063	4,425,572	4,461,215
GNMA (1 Month LIBOR +0.90%) ±	2.46	8-20-2065	4,018,752	4,082,286
GNMA (1 Month LIBOR +0.90%) ±	2.46	4-20-2066	5,211,589	5,299,309
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.00	8-20-2020	57,997	58,139
GNMA	3.00	11-20-2045	15,421,767	15,097,140
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.13	11-20-2020	35,442	35,622
GNMA %%	3.50	3-20-2048	29,105,000	29,267,578
GNMA	4.00	12-20-2047	15,579,819	16,009,054
GNMA	5.00	7-20-2040	1,445,715	1,550,994

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	4-20-2034	$1,059,628	$1,125,643
GNMA	6.00	8-20-2034	109,537	114,247
GNMA	6.50	12-15-2025	26,487	29,470
GNMA	6.50	5-15-2029	708	787
GNMA	6.50	5-15-2031	1,310	1,457
GNMA	6.50	9-20-2033	52,110	58,674
GNMA	7.00	12-15-2022	24,120	25,181
GNMA	7.00	5-15-2026	2,478	2,624
GNMA	7.00	3-15-2028	40,417	42,891
GNMA	7.00	4-15-2031	1,011	1,029
GNMA	7.00	8-15-2031	19,800	20,566
GNMA	7.00	3-15-2032	14,810	15,090
GNMA	7.34	10-20-2021	32,107	32,429
GNMA	7.34	2-20-2022	5,221	5,232
GNMA	7.34	9-20-2022	9,428	9,450
GNMA	8.00	6-15-2023	3,592	3,825
GNMA	8.00	12-15-2023	220,710	240,353
GNMA	8.00	2-15-2024	722	772
GNMA	8.00	9-15-2024	3,434	3,506
GNMA	8.00	6-15-2025	66	66
GNMA	8.35	4-15-2020	69,075	70,699
GNMA	8.40	5-15-2020	51,657	52,979
GNMA	9.50	10-20-2019	5,808	5,826
GNMA Series 2002-53 Class IO ±±(c)	0.60	4-16-2042	428,604	21
GNMA Series 2005-23 Class IO ±±(c)	0.01	6-17-2045	3,103,339	1,036
GNMA Series 2006-32 Class C ±±	5.37	11-16-2038	1,727,696	1,741,956
GNMA Series 2006-32 Class XM ±±(c)	0.02	11-16-2045	9,203,073	6,210
GNMA Series 2006-68 Class D ±±	5.31	12-16-2037	1,181,492	1,190,970
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	677,361	696,830
GNMA Series 2008-22 Class XM ±±(c)	0.90	2-16-2050	18,249,548	425,550
GNMA Series 2012-12 Class HD	2.00	5-20-2062	1,844,430	1,831,872
GNMA Series 2016-H07 Class FE (1 Month LIBOR +1.15%) ±	2.71	3-20-2066	4,535,382	4,662,758
GNMA Series 2016-H07 Class FH (1 Month LIBOR +1.00%) ±	2.56	2-20-2066	4,098,526	4,185,438
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	20,805,000	20,050,090
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	24,300,000	23,019,994
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,079,867
TVA ¤	0.00	11-1-2025	10,000,000	7,799,882
TVA	2.88	2-1-2027	7,080,000	6,963,215
TVA	4.63	9-15-2060	7,550,000	8,917,464
TVA	5.38	4-1-2056	4,900,000	6,498,385

Total Agency Securities (Cost $672,953,430)				668,964,212

Asset-Backed Securities: 1.49%
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	6,900,000	6,842,936
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,369,214

Total Asset-Backed Securities (Cost $11,343,758)				11,212,150

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Government Securities Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 1.07%

Utilities: 1.07

Electric Utilities: 1.07%
Cleveland Thermal LLC	6.25%	11-1-2018	$205,000	$209,721
Cleveland Thermal LLC	7.75	11-1-2025	2,665,000	2,831,868
Cleveland Thermal LLC	8.00	11-1-2028	1,800,000	1,915,645
Cleveland Thermal LLC	8.25	11-1-2037	2,880,000	3,069,734

Total Corporate Bonds and Notes (Cost $8,830,368)				8,026,968

Municipal Obligations: 1.91%

Iowa: 1.04%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.27	4-1-2022	7,815,000	7,815,000

Texas: 0.87%
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	6,597,181

Total Municipal Obligations (Cost $13,875,118)				14,412,181

Non-Agency Mortgage-Backed Securities: 4.22%
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,319,025
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	4,989,591
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	4,195,000	4,213,534
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A ±±	3.56	4-10-2031	5,349,842	5,172,735
JPMBB Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,929,457
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,900,000	5,106,727
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,556,530
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.31	2-15-2025	177,620	197,604
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	256,049	290,344
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,946,049	1,977,021

Total Non-Agency Mortgage-Backed Securities (Cost $32,563,367)				31,752,568

U.S. Treasury Securities: 9.97%
U.S. Treasury Bond ##	3.38	5-15-2044	3,295,000	3,445,463
U.S. Treasury Bond ##	3.63	8-15-2043	5,170,000	5,633,482
U.S. Treasury Bond ##	3.75	11-15-2043	24,730,000	27,493,771
U.S. Treasury Bond ##	4.25	11-15-2040	1,590,000	1,895,392
U.S. Treasury Bond ##	4.38	2-15-2038	3,500,000	4,212,441
U.S. Treasury Note ##	1.75	5-15-2023	33,810,000	32,288,550

Total U.S. Treasury Securities (Cost $76,831,604)				74,969,099

Yankee Corporate Bonds and Notes: 1.47%

Financials: 0.85%

Banks: 0.85%
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,360,714

Industrials: 0.62%

Transportation Infrastructure: 0.62%
Boldini Limited	3.85	1-19-2036	4,875,000	4,696,964

Total Yankee Corporate Bonds and Notes (Cost $11,695,346)				11,057,678

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds: 5.36%
Hashemite Kingdom of Jordan	3.00%	6-30-2025	$9,800,000	$9,835,051
State of Israel	5.50	12-4-2023	9,030,000	10,304,149
State of Israel	5.50	9-18-2033	7,390,000	9,526,087
Ukraine	1.47	9-29-2021	11,090,000	10,663,878

Total Yankee Government Bonds (Cost $42,015,001)				40,329,165

	Yield		Shares
Short-Term Investments: 2.31%

Investment Companies: 2.01%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.29		15,145,655	15,145,655

			Principal

U.S. Treasury Securities: 0.30%
U.S. Treasury Bill (z)#	1.23	3-15-2018	$2,225,000	2,223,879

Total Short-Term Investments (Cost $17,369,513)				17,369,534

Total investments in securities (Cost $887,477,505)	116.73%	878,093,555
Other assets and liabilities, net	(16.73)	(125,850,831)

Total net assets	100.00%	$752,242,724

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	68	6-20-2018	$8,159,678	$8,163,188	$3,510	$0
Ultra U.S. Treasury Bonds	15	6-20-2018	2,306,543	2,338,125	31,582	0
Short
U.S. Long Term Bonds	(29)	6-20-2018	$(4,165,901)	$(4,159,688)	$6,213	$0
2-Year U.S. Treasury Notes	(216)	6-29-2018	(45,926,630)	(45,893,250)	33,380	0
5-Year U.S. Treasury Notes	(36)	6-29-2018	(4,110,411)	(4,101,469)	8,942	0

					$83,627	$0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Government Securities Fund	17

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,067,691	160,494,723	152,416,759	15,145,655	$0	$0	$83,212	$15,145,655	2.01%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Government Securities Fund	Statement of assets and liabilities—February 28, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $872,331,850)	$862,947,900
Investments in affiliated securities, at value (cost $15,145,655)	15,145,655
Segregated cash	1,199,000
Principal paydown receivable	61,181
Receivable for Fund shares sold	590,239
Receivable for interest	3,387,511
Receivable for daily variation margin on open futures contracts	26,668
Prepaid expenses and other assets	61,311

Total assets	883,419,465

Liabilities
Payable for investments purchased	128,953,501
Payable for Fund shares redeemed	1,128,026
Due to custodian bank	490,000
Management fee payable	203,166
Distributions payable	142,743
Administration fees payable	73,145
Payable for daily variation margin on open futures contracts	28,750
Distribution fee payable	10,217
Trustees’ fees and expenses payable	2,289
Accrued expenses and other liabilities	144,904

Total liabilities	131,176,741

Total net assets	$752,242,724

NET ASSETS CONSIST OF
Paid-in capital	$791,075,629
Overdistributed net investment income	(12,996,304)
Accumulated net realized losses on investments	(16,536,278)
Net unrealized losses on investments	(9,300,323)

Total net assets	$752,242,724

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$317,165,443
Shares outstanding – Class A1	29,756,649
Net asset value per share – Class A	$10.66
Maximum offering price per share – Class A2	$11.16
Net assets – Class C	$17,527,607
Shares outstanding – Class C1	1,644,692
Net asset value per share – Class C	$10.66
Net assets – Administrator Class	$220,897,719
Shares outstanding – Administrator Class[1]	20,731,523
Net asset value per share – Administrator Class	$10.66
Net assets – Institutional Class	$196,651,955
Shares outstanding – Institutional Class[1]	18,460,828
Net asset value per share – Institutional Class	$10.65

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2018 (unaudited)	Wells Fargo Government Securities Fund	19

Investment income
Interest	$11,463,874
Income from affiliated securities	83,212

Total investment income	11,547,086

Expenses
Management fee	1,942,398
Administration fees
Class A	298,270
Class C	15,116
Administrator Class	105,472
Institutional Class	113,136
Shareholder servicing fees
Class A	466,047
Class C	23,618
Administrator Class	263,681
Distribution fee
Class C	70,854
Custody and accounting fees	37,813
Professional fees	38,405
Registration fees	53,084
Shareholder report expenses	33,054
Trustees’ fees and expenses	11,608
Other fees and expenses	4,501

Total expenses	3,477,057
Less: Fee waivers and/or expense reimbursements	(387,501)

Net expenses	3,089,556

Net investment income	8,457,530

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(3,919,768)
Futures transactions	543,137

Net realized losses on investments	(3,376,631)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(24,633,797)
Futures transactions	8,817

Net change in unrealized gains (losses) on investments	(24,624,980)

Net realized and unrealized gains (losses) on investments	(28,001,611)

Net decrease in net assets resulting from operations	$(19,544,081)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Government Securities Fund	Statement of changes in net assets

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$8,457,530		$17,271,849
Net realized losses on investments		(3,376,631)		(10,219,835)
Net change in unrealized gains (losses) on investments		(24,624,980)		(14,516,843)

Net decrease in net assets resulting from operations		(19,544,081)		(7,464,829)

Distributions to shareholders from
Net investment income
Class A		(3,309,386)		(6,111,858)
Class B		N/A		(161)[1]
Class C		(97,049)		(153,118)
Administrator Class		(2,099,013)		(3,440,050)
Institutional Class		(3,040,180)		(7,854,351)
Net realized gains
Class A		0		(11,051,306)
Class C		0		(620,183)
Administrator Class		0		(5,318,345)
Institutional Class		0		(11,260,803)

Total distributions to shareholders		(8,545,628)		(45,810,175)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,720,178	18,677,105	5,048,546	55,448,268
Class C	34,788	379,005	136,498	1,516,128
Administrator Class	4,845,898	52,594,254	4,525,225	49,877,489
Institutional Class	4,614,446	49,964,511	7,840,553	86,219,813

		121,614,875		193,061,698

Reinvestment of distributions
Class A	273,300	2,962,373	1,449,536	15,775,799
Class B	N/A	N/A	13 [1]	140 [1]
Class C	3,750	40,622	29,801	323,374
Administrator Class	190,898	2,066,815	793,271	8,634,028
Institutional Class	227,559	2,469,632	1,609,211	17,516,581

		7,539,442		42,249,922

Payment for shares redeemed
Class A	(8,079,146)	(86,979,192)	(12,626,464)	(138,762,406)
Class B	N/A	N/A	(16,453)[1]	(185,560)[1]
Class C	(222,505)	(2,415,537)	(691,050)	(7,592,167)
Administrator Class	(2,341,059)	(25,417,102)	(7,198,458)	(79,199,255)
Institutional Class	(24,272,896)	(264,141,459)	(13,914,348)	(152,833,222)

		(378,953,290)		(378,572,610)

Net decrease in net assets resulting from capital share transactions		(249,798,973)		(143,260,990)

Total decrease in net assets		(277,888,682)		(196,535,994)

Net assets
Beginning of period		1,030,131,406		1,226,667,400

End of period		$752,242,724		$1,030,131,406

Overdistributed net investment income		$(12,996,304)		$(12,908,206)

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.01	$11.51	$11.22	$11.11	$10.77	$11.48
Net investment income	0.10 [1]	0.15	0.11 [1]	0.07 [1]	0.05	0.07
Net realized and unrealized gains (losses) on investments	(0.35)	(0.22)	0.34	0.13	0.40	(0.42)

Total from investment operations	(0.25)	(0.07)	0.45	0.20	0.45	(0.35)
Distributions to shareholders from
Net investment income	(0.10)	(0.16)	(0.10)	(0.09)	(0.11)	(0.09)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.27)

Total distributions to shareholders	(0.10)	(0.43)	(0.16)	(0.09)	(0.11)	(0.36)
Net asset value, end of period	$10.66	$11.01	$11.51	$11.22	$11.11	$10.77
Total return[2]	(2.32)%	(0.52)%	4.03%	1.84%	4.19%	(3.22)%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.88%	0.87%	0.87%	0.88%	0.85%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.86%	0.85%
Net investment income	1.77%	1.38%	0.94%	0.59%	0.56%	0.67%
Supplemental data
Portfolio turnover rate	104%	299%	397%	349%	349%	341%
Net assets, end of period (000s omitted)	$317,165	$394,645	$483,112	$232,545	$173,772	$202,955

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.01	$11.51	$11.21	$11.11	$10.77	$11.48
Net investment income (loss)	0.05 [1]	0.07 [1]	0.02 [1]	(0.01)[1]	(0.02)[1]	(0.02)
Net realized and unrealized gains (losses) on investments	(0.34)	(0.23)	0.36	0.12	0.39	(0.42)

Total from investment operations	(0.29)	(0.16)	0.38	0.11	0.37	(0.44)
Distributions to shareholders from
Net investment income	(0.06)	(0.07)	(0.02)	(0.01)	(0.03)	(0.00)[2]
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.27)

Total distributions to shareholders	(0.06)	(0.34)	(0.08)	(0.01)	(0.03)	(0.27)
Net asset value, end of period	$10.66	$11.01	$11.51	$11.21	$11.11	$10.77
Total return[3]	(2.68)%	(1.26)%	3.25%	1.08%	3.42%	(3.94)%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.63%	1.62%	1.62%	1.63%	1.60%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.61%	1.60%
Net investment income (loss)	1.02%	0.63%	0.16%	(0.13)%	(0.20)%	(0.08)%
Supplemental data
Portfolio turnover rate	104%	299%	397%	349%	349%	341%
Net assets, end of period (000s omitted)	$17,528	$20,132	$27,085	$26,981	$31,908	$44,647

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.01	$11.51	$11.21	$11.11	$10.76	$11.48
Net investment income	0.11 [1]	0.18 [1]	0.13	0.10	0.06	0.09
Net realized and unrealized gains (losses) on investments	(0.35)	(0.23)	0.36	0.12	0.42	(0.43)

Total from investment operations	(0.24)	(0.05)	0.49	0.22	0.48	(0.34)
Distributions to shareholders from
Net investment income	(0.11)	(0.18)	(0.13)	(0.12)	(0.13)	(0.11)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.27)

Total distributions to shareholders	(0.11)	(0.45)	(0.19)	(0.12)	(0.13)	(0.38)
Net asset value, end of period	$10.66	$11.01	$11.51	$11.21	$11.11	$10.76
Total return[2]	(2.22)%	(0.31)%	4.34%	1.97%	4.51%	(3.10)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.81%	0.80%	0.81%	0.79%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	1.98%	1.60%	1.13%	0.82%	0.79%	0.88%
Supplemental data
Portfolio turnover rate	104%	299%	397%	349%	349%	341%
Net assets, end of period (000s omitted)	$220,898	$198,520	$229,169	$216,428	$211,589	$339,446

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.00	$11.50	$11.21	$11.10	$10.76	$11.47
Net investment income	0.11 [1]	0.19 [1]	0.15	0.11 [1]	0.10	0.11
Net realized and unrealized gains (losses) on investments	(0.34)	(0.22)	0.35	0.14	0.39	(0.42)

Total from investment operations	(0.23)	(0.03)	0.50	0.25	0.49	(0.31)
Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.15)	(0.14)	(0.15)	(0.13)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.27)

Total distributions to shareholders	(0.12)	(0.47)	(0.21)	(0.14)	(0.15)	(0.40)
Net asset value, end of period	$10.65	$11.00	$11.50	$11.21	$11.10	$10.76
Total return[2]	(2.14)%	(0.15)%	4.42%	2.22%	4.59%	(2.86)%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.55%	0.54%	0.54%	0.55%	0.52%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.10%	1.75%	1.28%	0.99%	0.94%	1.05%
Supplemental data
Portfolio turnover rate	104%	299%	397%	349%	349%	341%
Net assets, end of period (000s omitted)	$196,652	$416,834	$487,113	$468,859	$540,684	$565,573

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through February 28, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

26	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $887,622,228 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$8,242,972
Gross unrealized losses	(17,688,018)
Net unrealized losses	$(9,445,046)

As of August 31, 2017, the Fund had current year net deferred post-October capital losses consisting of $12,278,768 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	27

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$668,964,212	$0	$668,964,212

Asset-backed securities	0	11,212,150	0	11,212,150

Corporate bonds and notes	0	8,026,968	0	8,026,968

Municipal obligations	0	14,412,181	0	14,412,181

Non-agency mortgage-backed securities	0	31,752,568	0	31,752,568

U.S. Treasury securities	74,969,099	0	0	74,969,099

Yankee corporate bonds and notes	0	11,057,678	0	11,057,678

Yankee government bonds	0	40,329,165	0	40,329,165

Short-term investments
Investment companies	15,145,655	0	0	15,145,655
U.S. Treasury securities	2,223,879	0	0	2,223,879
	92,338,633	785,754,922	0	878,093,555
Futures contracts	83,627	0	0	83,627
Total assets	$92,422,260	$785,754,922	$0	$878,177,182

Futures contracts are reported at the cumulative unrealized gains or losses at measurement date. The current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level

28	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.45% and declining to 0.32% as the average daily net assets of the Fund increase. Prior to January 1, 2018, Funds Management received an annual management fee which started at 0.45% and declined to 0.33% as the average daily net assets of the Fund increased. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.44% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.64% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2018, Funds Distributor received $870 from the sale of Class A shares and $20 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended February 28, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $43,447,421 in interfund sales during the six months ended February 28, 2018.

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	29

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2018 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,018,114,631	$13,752,911	$1,198,057,087	$75,158,008

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2018, the Fund entered into futures contracts to speculate on interest rates. The Fund had an average notional amount of $13,987,891 and $48,008,195 in long futures contracts and short futures contracts, respectively, during the six months ended February 28, 2018.

On February 28, 2018, the cumulative unrealized gains on futures contracts in the amount of $83,627 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
JPMorgan	$83,627	*	$0	$0	$83,627

*	Amount represents unrealized gains on futures contracts which are reported in Net unrealized losses on investments. Only the current day’s variation margin as of February 28, 2018 is reported separately on the Statement of Assets and Liabilities.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2018, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Government Securities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Government Securities Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo Government Securities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Government Securities Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

34	Wells Fargo Government Securities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309368 04-18 SA216/SAR216 02-18

Semi-Annual Report

February 28, 2018

Wells Fargo High Yield Bond Fund

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The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo High Yield Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Bond Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI Emerging Markets (EM) Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo High Yield Bond Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret D. Patel

Average annual total returns (%) as of February 28, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKHAX)	1-20-1998	(1.29)	3.73	6.61	3.41	4.66	7.09	1.02	0.93
Class C (EKHCX)	1-21-1998	1.64	3.88	6.29	2.64	3.88	6.29	1.77	1.68
Administrator Class (EKHYX)	4-14-1998	–	–	–	3.55	4.87	7.32	0.96	0.80
Institutional Class (EKHIX)	10-31-2014	–	–	–	3.82	4.99	7.38	0.69	0.53
ICE BofAML U.S. High Yield Constrained Index[4]	–	–	–	–	4.12	5.36	8.21	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Yield Bond Fund	5

Ten largest holdings (%) as of February 28, 2018[5]
Wesco Distribution Incorporated, 5.38%, 6-15-2024	2.87
Cheniere Corpus Christi Holdings LLC, 5.13%, 6-30-2027	2.75
Mallinckrodt plc, 5.50%, 4-15-2025	2.66
TransDigm Group Incorporated, 6.38%, 6-15-2026	2.61
SPX FLOW Incorporated, 5.88%, 8-15-2016	2.58
Iron Mountain Incorporated, 5.38%, 6-1-2026	2.53
AMN Healthcare Incorporated, 5.13%, 10-1-2024	2.50
Diebold Incorporated, 8.50%, 4-15-2024	2.27
Post Holdings Incorporated, 5.00%, 8-15-2026	1.91
Teleflex Incorporated, 4.88%, 6-1-2026	1.87

Credit quality as of February 28, 2018[6]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The ICE BofAML U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE BofAML U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$989.09	$4.59	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Class C
Actual	$1,000.00	$985.42	$8.27	1.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.46	$8.40	1.68%
Administrator Class
Actual	$1,000.00	$993.42	$3.95	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class
Actual	$1,000.00	$987.57	$2.61	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66	0.53%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo High Yield Bond Fund	7

Security name	Shares	Value

Common Stocks: 8.92%

Consumer Staples: 0.11%

Food Products: 0.11%
Lamb Weston Holdings Incorporated	10,000	$540,900

Energy: 2.63%

Oil, Gas & Consumable Fuels: 2.63%
Andeavor Logistics LP	85,000	3,950,800
Enterprise Products Partners	50,000	1,271,000
Kinder Morgan Incorporated	225,000	3,645,000
Plains All American Pipeline LP	200,000	4,220,000

		13,086,800

Financials: 0.16%

Banks: 0.16%
PNC Financial Services Group Incorporated	5,000	788,300

Health Care: 0.57%

Health Care Equipment & Supplies: 0.57%
Abbott Laboratories	35,000	2,111,550
Becton Dickinson & Company	2,000	444,040
West Pharmaceutical Services Incorporated	3,000	261,660

		2,817,250

Industrials: 1.26%

Aerospace & Defense: 0.70%
Huntington Ingalls Industries Incorporated	5,000	1,310,050
Raytheon Company	10,000	2,175,100

		3,485,150

Industrial Conglomerates: 0.33%
Roper Industries Incorporated	6,000	1,650,540

Machinery: 0.23%
John Bean Technologies Corporation	10,000	1,107,500

Information Technology: 3.06%

Electronic Equipment, Instruments & Components: 0.18%
Amphenol Corporation Class A	10,000	913,900

Internet Software & Services: 0.22%
Alphabet Incorporated Class A †	1,000	1,103,920

IT Services: 0.26%
Leidos Holdings Incorporated	20,000	1,266,200

Semiconductors & Semiconductor Equipment: 2.40%
Applied Materials Incorporated	10,000	575,900
Broadcom Limited	30,000	7,393,800

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name			Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microsemi Corporation †			15,000	$973,500
QUALCOMM Incorporated			5,000	325,000
Texas Instruments Incorporated			5,000	541,750
Xilinx Incorporated			30,000	2,137,500

				11,947,450

Materials: 0.74%

Chemicals: 0.74%
Celanese Corporation Series A			15,000	1,512,900
LyondellBasell Industries NV Class A			20,000	2,164,400

				3,677,300

Real Estate: 0.15%

Equity REITs: 0.15%
Saul Centers Incorporated			15,000	733,950

Utilities: 0.24%

Gas Utilities: 0.24%
Atmos Energy Corporation			15,000	1,207,350

Total Common Stocks (Cost $38,890,636)				44,326,510

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 75.59%

Consumer Discretionary: 7.70%

Auto Components: 2.21%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$1,000,000	1,013,748
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,530,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	2,500,000	2,559,375
Tenneco Incorporated	5.00	7-15-2026	6,000,000	5,895,000

				10,998,123

Hotels, Restaurants & Leisure: 0.63%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,115,000

Household Durables: 0.93%
KB Home	7.50	9-15-2022	3,000,000	3,341,250
Lennar Corporation	4.75	5-30-2025	1,300,000	1,293,500

				4,634,750

Media: 2.92%
CCO Holdings LLC 144A	5.75	2-15-2026	3,000,000	3,041,250
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	3,076,500
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	5,500,000	5,321,250
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,045,000

				14,484,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 1.01%
Sally Holdings LLC «	5.63%	12-1-2025	$5,000,000	$5,025,000

Consumer Staples: 3.51%

Food Products: 3.10%
Dean Foods Company 144A«	6.50	3-15-2023	5,000,000	4,887,500
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,005,000
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	9,500,000

				15,392,500

Household Products: 0.41%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,060,000

Energy: 4.01%

Energy Equipment & Services: 0.20%
NGPL PipeCo LLC 144A	4.88	8-15-2027	1,000,000	1,008,750

Oil, Gas & Consumable Fuels: 3.81%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	13,500,000	13,651,875
Tennessee Gas Pipeline Company	7.00	3-15-2027	4,534,000	5,296,731

				18,948,606

Financials: 2.03%

Banks: 0.64%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,180,000

Consumer Finance: 0.70%
Navient Corporation	5.88	10-25-2024	1,000,000	990,000
SLM Corporation	5.50	1-25-2023	2,500,000	2,475,000

				3,465,000

Insurance: 0.69%
Genworth Holdings Incorporated	4.80	2-15-2024	4,000,000	3,420,000

Health Care: 15.51%

Health Care Equipment & Supplies: 2.08%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,028,750
Teleflex Incorporated	4.88	6-1-2026	9,415,000	9,320,850

				10,349,600

Health Care Providers & Services: 10.81%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	12,298,000	12,420,980
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	9,000,000	8,820,000
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	1,986,250
Encompass Health Corporation	5.75	11-1-2024	4,000,000	4,055,000
HCA Incorporated	5.38	2-1-2025	9,000,000	9,149,130
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,087,500
Kindred Healthcare Incorporated «	8.75	1-15-2023	4,000,000	4,280,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Select Medical Corporation	6.38%	6-1-2021	$3,500,000	$3,568,145
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	4,400,000	4,378,000

				53,745,005

Health Care Technology: 1.03%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	3,000,000	3,082,500
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	2,006,000

				5,088,500

Pharmaceuticals: 1.59%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	7,920,000

Industrials: 15.08%

Aerospace & Defense: 4.61%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	4,500,000	4,772,790
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,150,000
TransDigm Group Incorporated	6.38	6-15-2026	12,700,000	12,985,750

				22,908,540

Commercial Services & Supplies: 1.50%
Acco Brands Corporation 144A	5.25	12-15-2024	7,417,000	7,454,085

Construction & Engineering: 0.58%
Aecom Company	5.13	3-15-2027	3,000,000	2,905,350

Machinery: 4.89%
Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,341,176
SPX FLOW Incorporated 144A	5.63	8-15-2024	7,000,000	7,122,500
SPX FLOW Incorporated 144A	5.88	8-15-2026	12,500,000	12,843,750

				24,307,426

Trading Companies & Distributors: 3.50%
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	3,105,000
Wesco Distribution Incorporated	5.38	6-15-2024	14,245,000	14,280,613

				17,385,613

Information Technology: 12.27%

Communications Equipment: 2.51%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,353,750
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	4,131,200

				12,484,950

Electronic Equipment, Instruments & Components: 1.80%
TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	8,955,000

IT Services: 0.41%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,050,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment: 3.65%
Micron Technology Incorporated	5.50%	2-1-2025	$7,900,000	$8,196,250
Micron Technology Incorporated 144A	5.63	1-15-2026	6,750,000	6,986,250
Versum Materials Incorporated 144A	5.50	9-30-2024	2,810,000	2,936,450

				18,118,950

Software: 1.63%
Nuance Communications Company	6.00	7-1-2024	6,760,000	7,074,678
Symantec Corporation 144A	5.00	4-15-2025	1,000,000	1,020,103

				8,094,781

Technology Hardware, Storage & Peripherals: 2.27%
Diebold Incorporated	8.50	4-15-2024	10,700,000	11,288,500

Materials: 8.81%

Chemicals: 6.32%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,480,705
Olin Corporation	5.50	8-15-2022	8,275,000	8,606,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	7,736,125
Scotts Miracle-Gro Company	6.00	10-15-2023	1,000,000	1,045,000
Valvoline Incorporated	4.38	8-15-2025	8,000,000	7,820,000
Valvoline Incorporated	5.50	7-15-2024	2,630,000	2,712,188

				31,400,018

Containers & Packaging: 1.84%
Ball Corporation	4.00	11-15-2023	1,500,000	1,485,000
Berry Plastics Corporation	5.13	7-15-2023	2,000,000	2,042,500
Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	2,020,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,085,000
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,533,750

				9,166,250

Metals & Mining: 0.53%
Steel Dynamics Incorporated	5.50	10-1-2024	2,550,000	2,639,250

Paper & Forest Products: 0.12%
P.H. Glatfelter Company	5.38	10-15-2020	600,000	607,920

Real Estate: 6.24%

Equity REITs: 6.24%
Equinix Incorporated	5.38	5-15-2027	6,430,000	6,558,600
Equinix Incorporated	5.75	1-1-2025	5,193,000	5,426,685
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	471,250
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	12,558,750
Iron Mountain Incorporated	5.75	8-15-2024	2,000,000	1,990,000
Sabra Health Care REIT Incorporated	5.38	6-1-2023	4,000,000	4,020,000

				31,025,285

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.43%

Wireless Telecommunication Services: 0.43%
T-Mobile USA Incorporated	6.50%	1-15-2026	$2,000,000	$2,145,000

Total Corporate Bonds and Notes (Cost $375,071,529)				375,771,752

Yankee Corporate Bonds and Notes: 12.29%

Consumer Discretionary: 3.49%

Auto Components: 1.80%
Adient Global Holdings Company 144A	4.88	8-15-2026	9,210,000	8,979,750

Automobiles: 0.62%
Fiat Chrysler Automobiles NV «	5.25	4-15-2023	3,000,000	3,090,000

Hotels, Restaurants & Leisure: 0.65%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,217,500

Media: 0.42%
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,075,000

Financials: 1.40%

Diversified Financial Services: 1.40%
Tronox Finance plc 144A	5.75	10-1-2025	7,000,000	6,947,500

Health Care: 2.65%

Pharmaceuticals: 2.65%
Mallinckrodt plc 144A	5.50	4-15-2025	16,500,000	13,200,000

Industrials: 1.69%

Electrical Equipment: 1.69%
Sensata Technologies BV 144A	4.88	10-15-2023	3,000,000	3,045,000
Sensata Technologies BV 144A	5.63	11-1-2024	5,000,000	5,345,250

				8,390,250

Information Technology: 2.67%

Technology Hardware, Storage & Peripherals: 2.67%
Seagate HDD	4.75	6-1-2023	4,140,000	4,182,953
Seagate HDD	4.88	6-1-2027	9,500,000	9,080,272

				13,263,225

Telecommunication Services: 0.39%

Diversified Telecommunication Services: 0.39%
Virgin Media Finance plc 144A	5.75	1-15-2025	2,000,000	1,965,000

Total Yankee Corporate Bonds and Notes (Cost $63,740,228)				61,128,225

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo High Yield Bond Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 4.83%

Investment Companies: 4.83%
Securities Lending Cash Investment LLC (l)(r)(u)	1.62%	12,567,489	$12,568,746
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29	11,457,654	11,457,654

Total Short-Term Investments (Cost $24,026,400)			24,026,400

Total investments in securities (Cost $501,728,793)	101.63%	505,252,887
Other assets and liabilities, net	(1.63)	(8,107,630)

Total net assets	100.00%	$497,145,257

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,052,787	18,742,677	19,227,975	12,567,489	$615	$(615)	$35,142	$12,568,746
Wells Fargo Government Money Market Fund Select Class	8,238,288	105,975,775	102,756,409	11,457,654	0	0	26,915	11,457,654

					$615	$(615)	$62,057	$24,026,400	4.83%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Yield Bond Fund	Statement of assets and liabilities—February 28, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $12,315,170 of securities on loan), at value (cost $477,702,393)	$481,226,487
Investments in affiliated securities, at value (cost $24,026,400)	24,026,400
Receivable for Fund shares sold	204,426
Receivable for dividends and interest	5,913,308
Receivable for securities lending income	5,319
Prepaid expenses and other assets	194,655

Total assets	511,570,595

Liabilities
Payable upon receipt of securities loaned	12,567,678
Payable for Fund shares redeemed	1,289,311
Management fee payable	169,909
Dividends payable	159,608
Administration fees payable	53,097
Distribution fee payable	32,944
Trustees’ fees and expenses payable	2,142
Accrued expenses and other liabilities	150,649

Total liabilities	14,425,338

Total net assets	$497,145,257

NET ASSETS CONSIST OF
Paid-in capital	$537,651,865
Overdistributed net investment income	(162,655)
Accumulated net realized losses on investments	(43,868,047)
Net unrealized gains on investments	3,524,094

Total net assets	$497,145,257

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$291,142,321
Shares outstanding – Class A1	87,537,909
Net asset value per share – Class A	$3.33
Maximum offering price per share – Class A2	$3.49
Net assets – Class C	$56,980,524
Shares outstanding – Class C1	17,129,076
Net asset value per share – Class C	$3.33
Net assets – Administrator Class	$27,009,329
Shares outstanding – Administrator Class[1]	8,114,144
Net asset value per share – Administrator Class	$3.33
Net assets – Institutional Class	$122,013,083
Shares outstanding – Institutional Class[1]	36,668,104
Net asset value per share – Institutional Class	$3.33

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2018 (unaudited)	Wells Fargo High Yield Bond Fund	15

Investment income
Interest	$13,009,494
Dividends	569,770
Income from affiliated securities	62,057

Total investment income	13,641,321

Expenses
Management fee	1,440,912
Administration fees
Class A	242,249
Class C	47,238
Administrator Class	14,607
Institutional Class	53,696
Shareholder servicing fees
Class A	378,514
Class C	73,810
Administrator Class	36,517
Distribution fee
Class C	221,429
Custody and accounting fees	16,076
Professional fees	30,345
Registration fees	40,493
Shareholder report expenses	22,891
Trustees’ fees and expenses	31,804
Other fees and expenses	14,873

Total expenses	2,665,454
Less: Fee waivers and/or expense reimbursements	(288,793)

Net expenses	2,376,661

Net investment income	11,264,660

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	3,462,983
Affiliated securities	615

Net realized gains on investments	3,463,598

Net change in unrealized gains (losses) on:
Unaffiliated securities	(15,709,075)
Affiliated securities	(615)

Net change in unrealized gains (losses) on investments	(15,709,690)

Net realized and unrealized gains (losses) on investments	(12,246,092)

Net decrease in net assets resulting from operations	$(981,432)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Yield Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$11,264,660		$24,919,734
Net realized gains on investments		3,463,598		6,347,524
Net change in unrealized gains (losses) on investments		(15,709,690)		7,886,932

Net increase (decrease) in net assets resulting from operations		(981,432)		39,154,190

Distributions to shareholders from
Net investment income
Class A		(6,449,073)		(14,210,998)
Class B		N/A		(14,959)[1]
Class C		(1,036,428)		(2,374,586)
Administrator Class		(640,552)		(1,969,904)
Institutional Class		(3,124,106)		(5,524,870)
Tax basis return of capital
Class A		0		(410,144)
Class B		N/A		(432)[1]
Class C		0		(68,533)
Administrator Class		0		(56,853)
Institutional Class		0		(159,453)

Total distributions to shareholders		(11,250,159)		(24,790,732)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,147,199	7,282,978	8,416,164	28,003,186
Class B	N/A	N/A	12 [1]	39 [1]
Class C	519,775	1,750,698	946,458	3,143,229
Administrator Class	609,422	2,067,428	6,750,591	22,463,004
Institutional Class	15,946,357	54,291,338	26,266,703	87,446,183

		65,392,442		141,055,641

Reinvestment of distributions
Class A	1,709,652	5,786,689	3,942,159	13,168,904
Class B	N/A	N/A	4,383 [1]	14,450 [1]
Class C	297,982	1,008,491	693,090	2,315,974
Administrator Class	180,208	610,345	589,815	1,965,669
Institutional Class	896,186	3,034,838	1,653,998	5,539,894

		10,440,363		23,004,891

Payment for shares redeemed
Class A	(8,620,798)	(29,209,398)	(32,018,320)	(106,244,993)
Class B	N/A	N/A	(268,372)[1]	(896,622)[1]
Class C	(1,823,050)	(6,182,937)	(5,530,431)	(18,463,311)
Administrator Class	(1,949,767)	(6,605,878)	(21,206,310)	(69,867,066)
Institutional Class	(17,172,790)	(57,930,784)	(21,129,365)	(70,531,940)

		(99,928,997)		(266,003,932)

Net decrease in net assets resulting from capital share transactions		(24,096,192)		(101,943,400)

Total decrease in net assets		(36,327,783)		(87,579,942)

Net assets
Beginning of period		533,473,040		621,052,982

End of period		$497,145,257		$533,473,040

Overdistributed net investment income		$(162,655)		$(177,156)

[1]	For the period from September 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$3.40	$3.31	$3.16	$3.35	$3.15	$3.18
Net investment income	0.07	0.14	0.13	0.13	0.14	0.15
Net realized and unrealized gains (losses) on investments	(0.07)	0.10	0.15	(0.19)	0.20	(0.03)

Total from investment operations	0.00 [1]	0.24	0.28	(0.06)	0.34	0.12
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.13)	(0.13)	(0.14)	(0.15)
Tax basis return of capital	0.00	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.15)	(0.13)	(0.13)	(0.14)	(0.15)
Net asset value, end of period	$3.33	$3.40	$3.31	$3.16	$3.35	$3.15
Total return[2]	0.03%	7.28%	9.25%	(1.79)%	11.02%	3.78%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.01%	1.04%	1.04%	1.03%	1.04%
Net expenses	0.93%	0.93%	1.01%	1.03%	1.03%	1.03%
Net investment income	4.26%	4.39%	4.24%	4.04%	4.35%	4.65%
Supplemental data
Portfolio turnover rate[2]	11%	20%	75%	55%	40%	95%
Net assets, end of period (000s omitted)	$291,142	$314,156	$370,560	$179,357	$210,005	$225,743

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$3.40	$3.31	$3.16	$3.35	$3.15	$3.18
Net investment income	0.06	0.12	0.11	0.11	0.12	0.13
Net realized and unrealized gains (losses) on investments	(0.07)	0.09	0.15	(0.19)	0.20	(0.03)

Total from investment operations	(0.01)	0.21	0.26	(0.08)	0.32	0.10
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.11)	(0.11)	(0.12)	(0.13)
Tax basis return of capital	0.00	(0.00)[1]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.12)	(0.11)	(0.11)	(0.12)	(0.13)
Net asset value, end of period	$3.33	$3.40	$3.31	$3.16	$3.35	$3.15
Total return[2]	(0.34)%	6.49%	8.44%	(2.52)%	10.20%	3.01%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.76%	1.80%	1.79%	1.78%	1.79%
Net expenses	1.68%	1.68%	1.77%	1.78%	1.78%	1.78%
Net investment income	3.51%	3.65%	3.48%	3.29%	3.60%	3.90%
Supplemental data
Portfolio turnover rate	11%	20%	75%	55%	40%	95%
Net assets, end of period (000s omitted)	$56,981	$61,734	$72,908	$60,753	$72,728	$83,548

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$3.41	$3.31	$3.16	$3.36	$3.15	$3.18
Net investment income	0.07	0.15	0.14 [1]	0.14	0.15	0.16
Net realized and unrealized gains (losses) on investments	(0.08)	0.10	0.15	(0.20)	0.21	(0.03)

Total from investment operations	(0.01)	0.25	0.29	(0.06)	0.36	0.13
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.14)	(0.14)	(0.15)	(0.16)
Tax basis return of capital	0.00	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.15)	(0.14)	(0.14)	(0.15)	(0.16)
Net asset value, end of period	$3.33	$3.41	$3.31	$3.16	$3.36	$3.15
Total return[3]	(0.20)%	7.74%	9.48%	(1.86)%	11.61%	4.02%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.95%	0.98%	0.98%	0.96%	0.96%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.39%	4.55%	4.43%	4.27%	4.57%	4.91%
Supplemental data
Portfolio turnover rate	11%	20%	75%	55%	40%	95%
Net assets, end of period (000s omitted)	$27,009	$31,592	$76,688	$13,129	$20,177	$21,376

[1]	Calculated based upon average shares outstanding.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015[1]
Net asset value, beginning of period	$3.41	$3.31	$3.17	$3.33
Net investment income	0.08	0.16	0.14	0.12
Net realized and unrealized gains (losses) on investments	(0.08)	0.10	0.14	(0.16)

Total from investment operations	0.00 [2]	0.26	0.28	(0.04)
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.14)	(0.12)
Tax basis return of capital	0.00	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.08)	(0.16)	(0.14)	(0.12)
Net asset value, end of period	$3.33	$3.41	$3.31	$3.17
Total return[3]	(0.06)%	8.03%	9.27%	(1.31)%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.70%	0.71%
Net expenses	0.53%	0.53%	0.61%	0.70%
Net investment income	4.67%	4.79%	4.65%	4.33%
Supplemental data
Portfolio turnover rate	11%	20%	75%	55%
Net assets, end of period (000s omitted)	$122,013	$125,991	$100,023	$4,847

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

22	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $501,694,603 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$14,403,014
Gross unrealized losses	(10,844,730)
Net unrealized gains	$3,558,284

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	23

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common Stocks
Consumer staples	$540,900	$0	$0	$540,900
Energy	13,086,800	0	0	13,086,800
Financials	788,300	0	0	788,300
Health care	2,817,250	0	0	2,817,250
Industrials	6,243,190	0	0	6,243,190
Information technology	15,231,470	0	0	15,231,470
Materials	3,677,300	0	0	3,677,300
Real estate	733,950	0	0	733,950
Utilities	1,207,350	0	0	1,207,350

Corporate bonds and notes	0	375,771,752	0	375,771,752

Yankee corporate bonds and notes	0	61,128,225	0	61,128,225

Short-term investments
Investment companies	11,457,654	0	0	11,457,654
Investments measured at net asset value*				12,568,746
Total assets	$55,784,164	$436,899,977	$0	$505,252,887

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $12,568,746 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the

24	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.93% for Class A shares, 1.68% for Class C shares, 0.80% for Administrator Class shares and 0.53% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2018, Funds Distributor received $7,408 from the sale of Class A shares and $14 in contingent deferred sales charges from redemptions of Class C shares No contingent deferred sales charges were incurred by Class A shares for the six months ended February 28, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $5,552,900 in interfund sales during the six months ended February 28, 2018.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	25

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2018 were $59,119,481 and $82,893,118, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo High Yield Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo High Yield Bond Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo High Yield Bond Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

30	Wells Fargo High Yield Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309369 04-18 SA218/SAR218 02-18

Semi-Annual Report

February 28, 2018

Wells Fargo Core Plus Bond Fund

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The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Core Plus Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Core Plus Bond Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Core Plus Bond Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Core Plus Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®‡

Thomas M. Price, CFA®

Janet S. Rilling, CFA®, CPA

Michael J. Schueller, CFA®

Noah M. Wise, CFA®

Average annual total returns (%) as of February 28, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STYAX)	7-13-1998	(2.63)	1.87	4.26	1.99	2.81	4.74	0.94	0.74
Class C (WFIPX)	7-13-1998	0.24	2.06	3.96	1.24	2.06	3.96	1.69	1.49
Class R6 (STYJX)	10-31-2016	–	–	–	2.43	3.12	5.05	0.56	0.36
Administrator Class (WIPDX)	7-30-2010	–	–	–	2.10	2.94	4.86	0.88	0.63
Institutional Class (WIPIX)	7-18-2008	–	–	–	2.40	3.11	5.05	0.61	0.41
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	0.51	1.71	3.60	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as risk of greater volatility in value, credit risk (for example, risk of issuer default), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Core Plus Bond Fund	5

Ten largest holdings (%) as of February 28, 2018[5]
FNMA, 0.01%, 4-2-2018	4.14
U.S. Treasury Note, 2.25%, 11-15-2027	3.35
FNMA, 3.00%, 3-13-2048	2.41
FNMA, 3.50%, 3-13-2048	2.39
iShares 1-3 Year Credit Bond ETF	1.98
GNMA, 3.50%, 3-20-2048	1.94
U.S. Treasury Note, 2.00%, 10-31-2022	1.32
U.S. Treasury Note, 2.75%, 2-15-2028	1.25
FNMA, 3.50%, 8-1-2045	1.13
U.S. Treasury Bond, 2.75%, 8-15-2047	1.01

Portfolio allocation as of February 28, 2018[6]

‡	Mr. Mueller became a portfolio manager of the Fund on January 1, 2018.

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to include the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Institutional Class shares would have been higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.73% for Class A, 1.48% for Class C, 0.35% for Class R6, 0.62% for Administrator Class, and 0.40% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Core Plus Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$985.94	$3.59	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Class C
Actual	$1,000.00	$983.09	$7.28	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40	1.48%
Class R6
Actual	$1,000.00	$987.71	$1.72	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$986.36	$3.05	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11	0.62%
Institutional Class
Actual	$1,000.00	$988.24	$1.97	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 25.37%
FHLMC (12 Month LIBOR +1.33%) ±	3.06%	1-1-2036	$25,653	$26,341
FHLMC	3.50	12-1-2045	3,925,326	3,929,336
FHLMC	3.50	12-1-2045	1,425,218	1,426,670
FHLMC	4.00	6-1-2044	2,999,868	3,086,684
FHLMC	5.00	6-1-2036	308,471	333,451
FHLMC	5.00	8-1-2040	287,680	310,852
FHLMC	5.50	8-1-2038	64,592	70,672
FHLMC	5.50	12-1-2038	588,968	645,752
FHLMC	5.50	6-1-2040	930,718	1,017,889
FHLMC	7.50	5-1-2038	3,712	3,812
FHLMC	8.00	2-1-2030	268	313
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	993,304	974,735
FHLMC Series 2640 Class G	4.50	7-15-2018	30,882	30,957
FHLMC Series 3774 Class AB	3.50	12-15-2020	121,332	123,025
FHLMC Series K020 Class X1 ±±(c)	1.42	5-25-2022	13,548,572	663,918
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,607,957	1,822,090
FHLMC Series T-57 Class 2A1 ±±	3.70	7-25-2043	49,157	51,969
FHLMC Series T-59 Class 2A1 ±±	3.48	10-25-2043	251,673	253,473
FNMA ¤	0.00	10-9-2019	5,000,000	4,812,071
FNMA ¤(a)	0.00	4-2-2018	25,092,000	25,068,889
FNMA	2.13	4-24-2026	2,855,000	2,676,440
FNMA	2.27	3-1-2019	2,459,366	2,450,767
FNMA %%	2.51	3-15-2033	1,645,000	1,604,582
FNMA (12 Month LIBOR +1.61%) ±	2.50	5-1-2046	1,455,035	1,446,664
FNMA (12 Month LIBOR +1.61%) ±	2.55	3-1-2046	1,503,057	1,496,622
FNMA	3.00	11-1-2045	2,259,611	2,193,466
FNMA	3.00	12-1-2045	5,726,870	5,555,530
FNMA	3.00	12-1-2046	2,576,212	2,499,135
FNMA %%	3.00	3-13-2048	15,040,000	14,575,288
FNMA	3.02	2-1-2026	3,223,269	3,185,894
FNMA	3.27	7-1-2022	1,225,645	1,242,697
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.35	8-1-2036	1,082,621	1,143,152
FNMA (12 Month LIBOR +1.73%) ±	3.48	9-1-2036	25,712	26,949
FNMA	3.50	10-1-2043	1,113,645	1,117,645
FNMA	3.50	4-1-2045	314,648	314,401
FNMA	3.50	8-1-2045	6,877,790	6,874,488
FNMA %%	3.50	3-13-2048	14,500,000	14,475,077
FNMA (12 Month LIBOR +1.82%) ±	3.57	8-1-2036	38,395	40,371
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.66	1-1-2036	98,715	103,648
FNMA	3.95	9-1-2021	410,442	423,882
FNMA	4.00	9-1-2024	141,866	145,311
FNMA	4.00	2-1-2046	692,020	709,592
FNMA	4.00	4-1-2046	3,215,361	3,297,167
FNMA %%	4.00	3-13-2048	5,040,000	5,162,948
FNMA	4.26	4-1-2021	2,698,469	2,802,604
FNMA	5.00	1-1-2024	93,061	96,275
FNMA	5.00	2-1-2036	30,874	33,324
FNMA	5.00	6-1-2040	110,942	119,914
FNMA	5.00	8-1-2040	1,851,362	2,010,208
FNMA	5.50	11-1-2023	57,670	60,454

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	8-1-2034	$105,846	$116,334
FNMA	5.50	2-1-2035	32,677	35,965
FNMA	5.50	8-1-2038	107,837	117,069
FNMA	5.50	8-1-2038	414,015	449,853
FNMA	6.00	10-1-2037	516,262	574,453
FNMA	6.00	11-1-2037	38,618	43,053
FNMA	6.50	7-1-2036	27,559	30,813
FNMA	6.50	7-1-2036	13,602	15,262
FNMA	6.50	11-1-2036	6,085	6,777
FNMA	7.00	12-1-2022	180,030	187,418
FNMA	7.00	7-1-2036	11,011	11,722
FNMA	7.00	11-1-2037	8,731	9,562
FNMA	7.50	5-1-2038	1,962	1,982
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	6,876	7,989
FNMA Series 2003-W08 Class 4A ±±	3.87	11-25-2042	161,523	166,895
FNMA Series 2003-W14 Class 2A ±±	3.30	6-25-2045	125,577	132,929
FNMA Series 2003-W14 Class 2A ±±	4.07	1-25-2043	303,403	318,892
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,368,555	1,560,194
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	659,134	748,654
GNMA	3.00	11-20-2045	4,986,036	4,881,080
GNMA %%	3.50	3-20-2048	11,685,000	11,750,271
GNMA	4.00	12-20-2047	5,098,759	5,239,234
GNMA	5.00	7-20-2040	736,909	790,571
GNMA	7.50	12-15-2029	696	765
GNMA Series 2008-22 Class XM ±±(c)	0.90	2-16-2050	1,333,862	31,104
STRIPS ¤	0.00	5-15-2044	9,125,000	3,964,819

Total Agency Securities (Cost $155,093,277)				153,731,054

Asset-Backed Securities: 5.94%
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	1,132,205	1,130,393
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	1,125,687	1,122,251
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	1,240,348	1,233,786
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,638,417
Citibank Credit Card Issuance Trust Series 2016-A1 Class A1	1.75	11-19-2021	370,000	365,140
CNH Equipment Trust Series 2014-C Class A3	1.05	11-15-2019	171,548	171,289
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	148,800	148,720
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,009,826
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	2.42	10-25-2056	1,301,875	1,305,187
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,605,975	1,626,602
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,598,734
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2 (1 Month LIBOR +0.50%) 144A±	2.09	5-15-2020	4,000,000	4,003,216
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	1,162,780	1,159,520
Hyundai Auto Receivables Trust Series 2016-A Class A4 144A	1.80	12-16-2019	3,685,000	3,677,954
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	441,642	441,016
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,941,327
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,625,000	1,611,483
OCP Collateralized Loan Obligation Limited Trust Series 2012-2A Class A1R (3 Month LIBOR +1.40%) 144A±	3.30	11-22-2025	2,000,000	2,011,740
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.79	5-21-2027	3,000,000	3,001,281

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	2.32%	5-1-2030	$2,600,000	$2,612,832
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.84	10-25-2027	2,482,202	2,516,604
SunTrust Auto Receivables Trust Series 2015-1A Class A3 144A	1.42	9-16-2019	12,867	12,864
World Omni Auto Receivables Trust Series 2015-A Series A3	1.34	5-15-2020	648,864	647,603

Total Asset-Backed Securities (Cost $36,067,659)				35,987,785

Corporate Bonds and Notes: 18.07%

Consumer Discretionary: 2.32%

Auto Components: 0.02%
Allison Transmission Incorporated 144A	4.75	10-1-2027	135,000	132,300

Hotels, Restaurants & Leisure: 0.34%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	1,010,000	1,035,250
MGM Resorts International	5.25	3-31-2020	1,010,000	1,041,563

				2,076,813

Internet & Direct Marketing Retail: 0.15%
Amazon.com Incorporated	4.95	12-5-2044	815,000	923,146

Media: 1.31%
Charter Communications Operating LLC	4.46	7-23-2022	2,155,000	2,206,271
Charter Communications Operating LLC	6.48	10-23-2045	655,000	737,864
Discovery Communications LLC	3.95	3-20-2028	1,695,000	1,627,169
Discovery Communications LLC	6.35	6-1-2040	550,000	619,296
Neptune Finco Corporation 144A	10.88	10-15-2025	800,000	944,000
SES Global Americas Holding Company 144A	5.30	3-25-2044	880,000	760,912
TEGNA Incorporated	5.13	7-15-2020	1,010,000	1,022,625

				7,918,137

Multiline Retail: 0.16%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	940,000	939,503

Specialty Retail: 0.34%
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,000,000	1,037,500
Group 1 Automotive Incorporated	5.00	6-1-2022	1,010,000	1,030,200

				2,067,700

Consumer Staples: 0.39%

Tobacco: 0.39%
Philip Morris International Incorporated	1.38	2-25-2019	2,400,000	2,371,172

Energy: 0.52%

Energy Equipment & Services: 0.14%
Bristow Group Incorporated 144A%%	8.75	3-1-2023	175,000	177,953
Oceaneering International Incorporated	6.00	2-1-2028	680,000	670,251

				848,204

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 0.38%
Energy Transfer Partners LP	6.13%	12-15-2045	$1,330,000	$1,418,801
Semgroup Corporation	7.25	3-15-2026	875,000	894,688

				2,313,489

Financials: 8.55%

Banks: 2.38%
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,168,216
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	1,290,000	1,367,400
BBVA Bancomer SA 144A	7.25	4-22-2020	1,000,000	1,063,500
Citizens Financial Group (3 Month LIBOR +3.56%) ±	5.16	6-29-2023	1,340,000	1,353,171
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,882,992
Huntington National Bank	2.20	11-6-2018	1,985,000	1,980,389
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,508,628
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	1,370,000	1,379,179
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	573,475
Santander Holdings USA 144A	3.70	3-28-2022	1,125,000	1,126,972

				14,403,922

Capital Markets: 1.83%
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,098,973
Goldman Sachs Group Incorporated	2.35	11-15-2021	1,980,000	1,915,092
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,187,718
Goldman Sachs Group Incorporated (3 Month LIBOR +3.83%) ±	5.30	12-29-2049	1,100,000	1,124,750
Legg Mason Incorporated	5.63	1-15-2044	815,000	876,090
Morgan Stanley	2.63	11-17-2021	2,980,000	2,917,828
Morgan Stanley	2.75	5-19-2022	2,000,000	1,954,905

				11,075,356

Consumer Finance: 0.92%
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,676,202
Navient Corporation	4.88	6-17-2019	1,010,000	1,021,363
PACCAR Financial Corporation	2.30	8-10-2022	3,000,000	2,901,681

				5,599,246

Diversified Financial Services: 0.79%
Brookfield Finance LLC	4.00	4-1-2024	2,005,000	2,028,294
Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,176,985
LPL Holdings Incorporated 144A	5.75	9-15-2025	600,000	607,500

				4,812,779

Insurance: 2.63%
Chubb Corporation (3 Month LIBOR +2.25%) ±	3.97	3-29-2067	1,100,000	1,100,000
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,330,000	1,644,936
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,069,382
Hartford Financial Services Group (3 Month LIBOR +4.60%) ±	8.13	6-15-2068	1,905,000	1,924,050
National Life Insurance Company 144A	10.50	9-15-2039	1,315,000	2,124,492
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	4.33	12-1-2066	1,345,000	1,197,050
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,653,169
Prudential Financial Incorporated (3 Month LIBOR +5.00%) ±	8.88	6-15-2068	1,645,000	1,661,450

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
RenaissanceRe Finance Incorporated	3.70%	4-1-2025	$1,105,000	$1,086,218
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,508,619

				15,969,366

Health Care: 0.54%

Health Care Providers & Services: 0.48%
CHS Incorporated «	5.13	8-1-2021	1,000,000	922,500
Highmark Incorporated 144A	6.13	5-15-2041	710,000	771,504
Polaris Intermediate Corporation 144A	8.50	12-1-2022	130,000	132,356
Tenet Healthcare Corporation	6.00	10-1-2020	1,010,000	1,050,400

				2,876,760

Pharmaceuticals: 0.06%
Endo Finance LLC 144A	6.00	7-15-2023	500,000	375,000

Industrials: 0.78%

Transportation Infrastructure: 0.78%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	3,454,868
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	616,091
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	632,479

				4,703,438

Information Technology: 0.90%

Semiconductors & Semiconductor Equipment: 0.17%
Broadcom Corporation	2.65	1-15-2023	1,115,000	1,055,997

Software: 0.32%
Citrix Systems Incorporated	4.50	12-1-2027	1,920,000	1,906,078

Technology Hardware, Storage & Peripherals: 0.41%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,486,599
EMC Corporation	2.65	6-1-2020	1,010,000	982,566

				2,469,165

Materials: 0.37%

Containers & Packaging: 0.37%
Silgan Holdings Incorporated	3.25	3-15-2025	1,800,000	2,239,481

Real Estate: 1.46%

Equity REITs: 1.30%
Federal Realty Investment Trust	3.63	8-1-2046	915,000	803,052
Iron Mountain Incorporated 144A	3.00	1-15-2025	2,000,000	2,428,288
Omega Healthcare Investors Incorporated	4.95	4-1-2024	2,185,000	2,230,268
Simon Property Group LP	2.20	2-1-2019	2,400,000	2,392,743

				7,854,351

Real Estate Management & Development: 0.16%
CBRE Services Incorporated	5.00	3-15-2023	940,000	964,113

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.65%

Diversified Telecommunication Services: 0.90%
AT&T Incorporated	4.75%	5-15-2046	$1,075,000	$1,018,518
AT&T Incorporated	5.15	2-14-2050	610,000	608,807
AT&T Incorporated	5.25	3-1-2037	1,070,000	1,109,026
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,126,564
Verizon Communications Incorporated	5.01	4-15-2049	882,000	895,023
Verizon Communications Incorporated	5.50	3-16-2047	675,000	737,423

				5,495,361

Wireless Telecommunication Services: 0.75%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,588,300
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	1,944,095

				4,532,395

Utilities: 0.59%

Electric Utilities: 0.23%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,373,681

Independent Power & Renewable Electricity Producers: 0.36%
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	310,724	316,938
NRG Energy Incorporated	6.25	7-15-2022	1,010,000	1,042,825
Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046	850,000	823,230

				2,182,993

Total Corporate Bonds and Notes (Cost $108,758,484)				109,479,946

			Shares
Exchange-Traded Funds: 1.98%
iShares 1-3 Year Credit Bond ETF «			115,320	11,977,135

Total Exchange-Traded Funds (Cost $12,090,714)				11,977,135

			Principal
Foreign Corporate Bonds and Notes @: 2.81%

Consumer Discretionary: 0.89%

Hotels, Restaurants & Leisure: 0.21%
William Hill plc (GBP)	4.88	9-7-2023	875,000	1,258,819

Internet & Direct Marketing Retail: 0.33%
Selecta Group BV (EUR) 144A	5.88	2-1-2024	1,650,000	2,012,396

Media: 0.35%
Altice SA (EUR) 144A	7.25	5-15-2022	1,800,000	2,117,406

Consumer Staples: 0.53%

Food & Staples Retailing: 0.53%
Distribuidora Internacional de Alimentacion SA (EUR)	0.88	4-6-2023	2,700,000	3,229,807

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Energy: 0.66%

Oil, Gas & Consumable Fuels: 0.66%
Petroleos Mexicanos (EUR)	3.75%	2-21-2024	1,000,000	$1,301,887
TOTAL SA (5 Year Euro Swap Rate +3.78%) (EUR) ±	3.88	12-29-2049	2,000,000	2,697,420

				3,999,307

Financials: 0.36%

Banks: 0.36%
ATF Netherlands BV (EUR)	1.50	7-15-2024	500,000	610,664
Banque Centrale de Tunisie (EUR)	5.63	2-17-2024	1,000,000	1,244,232
BAWAG PSK (EUR)	8.13	10-30-2023	200,000	333,053

				2,187,949

Industrials: 0.37%

Road & Rail: 0.37%
Europcar Groupe SA (EUR) 144A	4.13	11-15-2024	1,800,000	2,202,588

Total Foreign Corporate Bonds and Notes (Cost $16,659,415)				17,008,272

Foreign Government Bonds @: 1.18%
Brazil (BRL)	10.00	1-1-2025	8,600,000	2,727,366
Indonesia (IDR)	7.88	4-15-2019	25,000,000,000	1,874,750
Mexico (MXN)	6.50	6-9-2022	20,000,000	1,019,944
Poland (PLN)	2.50	7-25-2027	5,500,000	1,508,326

Total Foreign Government Bonds (Cost $7,122,913)				7,130,386

Loans: 4.23%

Consumer Discretionary: 0.10%

Media: 0.10%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.14	1-25-2026	$628,000	628,521

Consumer Staples: 0.38%

Food Products: 0.38%
Pinnacle Foods Incorporated (1 Month LIBOR +2.00%) ±	3.58	2-2-2024	1,237,500	1,244,529
Prestige Brands Incorporated (1 Month LIBOR +2.75%) ±	4.40	1-26-2024	1,070,427	1,076,358

				2,320,887

Energy: 0.36%

Oil, Gas & Consumable Fuels: 0.36%
Lucid Energy Group II LLC %%‡<	4.59	2-17-2025	1,250,000	1,250,788
Traverse Midstream Partners LLC (6 Month LIBOR +4.00%) ±	5.85	9-27-2024	935,000	941,236

				2,192,024

Financials: 0.17%

Insurance: 0.17%
Hub International Limited (1 Month LIBOR +3.00%) ±	4.84	10-2-2020	989,729	993,441

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.43%

Health Care Providers & Services: 0.22%
Air Methods Corporation (3 Month LIBOR +3.50%) ±	5.19%	4-21-2024	$118,013	$118,426
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.90	9-2-2024	1,246,875	1,246,563

				1,364,989

Health Care Technology: 0.21%
Emerald Bidco Incorporated (1 Month LIBOR +3.00%) ±	4.65	10-21-2023	1,237,500	1,245,234

Industrials: 0.79%

Aerospace & Defense: 0.20%
TransDigm Incorporated (1 Month LIBOR +2.75%) ±	4.40	5-14-2022	1,231,860	1,239,325

Commercial Services & Supplies: 0.38%
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.65	3-28-2024	415,127	417,464
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.00	3-11-2021	1,235,594	1,242,933
Wrangler Buyer Corporation (1 Month LIBOR +3.00%) ±	4.65	9-27-2024	625,000	627,994

				2,288,391

Communications Equipment: 0.21%
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.09	1-15-2026	1,250,000	1,253,988

Information Technology: 0.80%

Internet Software & Services: 0.61%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	4.90	10-19-2023	1,228,125	1,233,345
Match Group Incorporated (2 Month LIBOR +2.50%) ±	4.09	11-16-2022	880,000	884,400
Zayo Group LLC (1 Month LIBOR +2.25%) ±%%	3.87	1-19-2024	1,591,179	1,597,862

				3,715,607

IT Services: 0.19%
First Data Corporation (1 Month LIBOR +2.25%) ±	3.87	7-8-2022	1,145,240	1,147,061

Materials: 0.42%

Containers & Packaging: 0.42%
Berry Plastics Corporation (1 Month LIBOR +2.00%) ±	3.58	2-8-2020	980,392	984,069
Consolidated Container Company LLC (1 Month LIBOR +3.50%) ±	4.65	5-22-2024	299,250	300,746
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	2-5-2023	1,234,406	1,239,813

				2,524,628

Real Estate: 0.38%

Equity REITs: 0.38%
MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.90	4-25-2023	1,231,203	1,236,202
The Geo Group Incorporated (3 Month LIBOR +2.25%) ±	3.95	3-22-2024	1,034,652	1,037,756

				2,273,958

Telecommunication Services: 0.40%

Diversified Telecommunication Services: 0.20%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	3.85	2-22-2024	1,198,840	1,200,674

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.20%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.19%	2-2-2024	$1,240,625	$1,241,010

Total Loans (Cost $25,579,970)				25,629,738

Municipal Obligations: 5.30%

California: 0.57%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2028	2,115,000	1,255,104
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,183,880

				3,438,984

District of Columbia: 0.33%
Metropolitan Washington DC Airports Authority Build America Bonds (Transportation Revenue)	7.46	10-1-2046	1,375,000	1,993,393

Illinois: 1.73%
Chicago IL (GO Revenue)	5.43	1-1-2042	1,000,000	921,210
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,242,641
Chicago IL Transit Authority Taxable Pension Funding Series A (Tax Revenue)	6.90	12-1-2040	1,075,000	1,409,411
Cook County IL Series B (GO Revenue, Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,181,948
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	1,870,000	1,763,092
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,454,035
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B (Tax Revenue) ¤	0.00	12-15-2051	765,000	136,201
Will County IL Community High School District (GO Revenue, AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,407,351

				10,515,889

Maryland: 0.16%
Maryland Health & HEFAR Green Street Academy Series B (Education Revenue) 144A	6.75	7-1-2023	975,000	955,120

Michigan: 0.34%
Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,058,759

New Jersey: 0.85%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	4,136,610
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured)	3.29	7-1-2019	1,000,000	996,290

				5,132,900

New York: 0.18%
Oyster Bay NY (GO Revenue)	3.55	2-1-2019	1,085,000	1,083,145

Ohio: 0.37%
American Municipal Power Incorporated Combined Hydroelectric Projects Series 2010-B (Utilities Revenue)	8.08	2-15-2050	1,365,000	2,226,998

Pennsylvania: 0.48%
Commonwealth of Pennsylvania Financing Authority Series A (Miscellaneous Revenue)	4.14	6-1-2038	1,995,000	2,031,808

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B (Health Revenue)	3.80%	7-1-2021	$900,000	$887,535

				2,919,343

Texas: 0.29%
North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,761,534

Total Municipal Obligations (Cost $30,772,718)				32,086,065

Non-Agency Mortgage-Backed Securities: 7.23%
Arbor Realty Collateralized Series 2016-FL Class A (1 Month LIBOR +1.70%) 144A±	3.29	9-15-2026	1,000,000	1,007,627
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	896,944	908,696
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	1,072,418	1,047,623
Barclays Commercial Mortgage Series 2018-A (1 Month LIBOR +0.70%) 144A±	2.29	2-15-2033	2,600,000	2,600,000
BSPRT Commercial Mortgage Backed Series 2017-FL1 (1 Month LIBOR +1.35%) 144A±	2.94	6-15-2027	1,610,000	1,616,490
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.64	10-15-2032	2,860,000	2,865,334
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,025,722
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.20	1-20-2028	2,525,000	2,525,283
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±±(c)	0.22	11-15-2030	123,366	82
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	2.31	12-31-2023	950,230	950,341
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.63	12-31-2027	2,500,000	2,500,543
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	2,476,460	2,454,319
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	7.88	7-25-2027	25,274	18,800
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	1,911,277	1,858,269
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,607,069
Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	2.59	9-15-2034	2,350,000	2,357,301
GS Mortgage Securities Trust Series 2007 Class AM ±±	5.79	8-10-2045	440,398	447,447
Hyatt Hotel Portfolio Trust Series 2017-HYTE Class A (1 Month LIBOR +0.66%) 144A±	2.25	8-9-2032	765,000	764,278
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	1.72	6-12-2047	696,636	685,221
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	413,126	414,406
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±±(c)‡	0.51	5-28-2040	187,723	131
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±±(c)	0.27	10-28-2033	13,969	247
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.52	1-15-2028	1,575,000	1,575,104
Rait Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	2.44	12-15-2037	1,687,817	1,689,702
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.44	8-20-2030	2,560,000	2,565,586
Tharaldson Hotel Portfolio Trust Series 2018 -A1 (1 Month LIBOR +0.75%) 144A±	2.33	11-11-2034	2,100,000	2,102,614
TICP Collateralized Loan Obligation Limited Trust Series 2014-2A Class A1AR (3 Month LIBOR +1.16%) 144A±	2.90	7-20-2026	2,500,000	2,505,270
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,129,192
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A±	2.59	1-16-2027	3,000,000	3,000,201
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.84	1-22-2027	1,600,000	1,604,138

Total Non-Agency Mortgage-Backed Securities (Cost $44,104,091)				43,827,036

U.S. Treasury Securities: 10.85%
U.S. Treasury Bond	2.75	8-15-2047	6,625,000	6,137,441
U.S. Treasury Bond	2.75	11-15-2047	1,350,000	1,250,754
U.S. Treasury Bond	3.38	5-15-2044	2,410,000	2,520,050

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.75%	11-15-2043	$5,500,000	$6,114,668
U.S. Treasury Bond	4.25	11-15-2040	1,385,000	1,651,017
U.S. Treasury Bond	4.38	2-15-2038	4,195,000	5,048,912
U.S. Treasury Bond	4.63	2-15-2040	1,655,000	2,069,203
U.S. Treasury Note	1.63	8-31-2022	2,110,000	2,021,149
U.S. Treasury Note	2.00	10-31-2022	8,210,000	7,980,056
U.S. Treasury Note «	2.25	11-15-2027	21,465,000	20,310,418
U.S. Treasury Note	2.38	1-31-2023	3,145,000	3,105,319
U.S. Treasury Note	2.75	2-15-2028	7,650,000	7,572,604

Total U.S. Treasury Securities (Cost $67,328,079)				65,781,591

Yankee Corporate Bonds and Notes: 9.33%

Consumer Discretionary: 0.08%

Auto Components: 0.08%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	505,000	503,738

Consumer Staples: 0.31%

Beverages: 0.31%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	1,810,000	1,854,654

Energy: 0.72%

Energy Equipment & Services: 0.17%
Ensco plc	5.75	10-1-2044	1,500,000	1,036,875

Oil, Gas & Consumable Fuels: 0.55%
BP Capital Markets plc	3.22	11-28-2023	2,170,000	2,153,478
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,152,825

				3,306,303

Financials: 6.66%

Banks: 3.46%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,852,425
Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,080,863
Banco de Costa Rica 144A	5.25	8-12-2018	1,550,000	1,557,208
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,576,644
Banco General SA 144A	4.13	8-7-2027	1,035,000	1,001,880
Banco Nacional de Costa Rica 144A	5.88	4-25-2021	1,600,000	1,640,800
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,674,660
Bancolombia SA	5.13	9-11-2022	486,000	504,954
Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,136,800
Banque Ouest Africaine de Developpement 144A«	5.00	7-27-2027	2,520,000	2,540,790
BNP Paribas 144A	3.80	1-10-2024	800,000	802,014
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,812,916
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,444,273
Nordea Bank AB (5 Year USD ICE Swap Rate 11:00am NY +3.56%) 144A±	5.50	12-31-2049	1,800,000	1,831,500
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	487,081

				20,944,808

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 0.70%
Credit Suisse Group AG 144A	3.57%	1-9-2023	$1,770,000	$1,769,144
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,486,557

				4,255,701

Consumer Finance: 0.19%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	1,165,000	1,165,764

Diversified Financial Services: 1.24%
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,376,438
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,205,738
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	2,700,000	1,992,185
UBS Group Funding Switzerland AG (3 Month LIBOR +0.95%) 144A±	2.86	8-15-2023	2,000,000	1,943,980

				7,518,341

Insurance: 0.67%
Axis Specialty Finance plc	2.65	4-1-2019	1,970,000	1,967,192
Qatar Reinsurance Company Limited (5 Year USD Swap Rate +2.79%) ±	4.95	12-31-2099	1,120,000	1,110,010
Validus Holdings Limited	8.88	1-26-2040	660,000	1,013,596

				4,090,798

Thrifts & Mortgage Finance: 0.40%
Nationwide Building Society (5 Year USD Swap Rate +1.85%) 144A±	4.13	10-18-2032	2,500,000	2,408,735

Health Care: 0.05%

Pharmaceuticals: 0.05%
Valeant Pharmaceuticals International Incorporated 144A	5.50	11-1-2025	255,000	252,291
Valeant Pharmaceuticals International Incorporated 144A	9.00	12-15-2025	60,000	60,113

				312,404

Information Technology: 0.34%

Semiconductors & Semiconductor Equipment: 0.34%
NXP Funding LLC 144A	3.88	9-1-2022	2,050,000	2,055,125

Materials: 0.17%

Metals & Mining: 0.17%
ArcelorMittal SA	5.75	3-1-2021	1,010,000	1,060,500

Telecommunication Services: 0.33%

Diversified Telecommunication Services: 0.16%
Telefonica Emisiones SAU	5.21	3-8-2047	885,000	930,210

Wireless Telecommunication Services: 0.17%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	1,025,000	1,048,063

Utilities: 0.67%

Electric Utilities: 0.67%
ACWA Power Management and Investments One Limited 144A	5.95	12-15-2039	520,000	541,043
Transelec SA 144A	3.88	1-12-2029	860,000	828,815

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Western Power Distributions Holdings Limited 144A	7.38%	12-15-2028	$2,265,000	$2,681,821

				4,051,679

Total Yankee Corporate Bonds and Notes (Cost $56,121,947)				56,543,698

Yankee Government Bonds: 3.86%
Banco Nacional de Desenvolvimento Econômico e Social 144A	4.75	5-9-2024	905,000	900,204
Bermuda 144A	3.72	1-25-2027	995,000	970,125
Bermuda 144A	4.14	1-3-2023	1,210,000	1,250,632
Commonwealth of Bahamas 144A	6.00	11-21-2028	1,770,000	1,840,800
Dominican Republic 144A	5.95	1-25-2027	1,455,000	1,540,118
Oman 144A	5.63	1-17-2028	1,520,000	1,512,400
Province of Santa Fe 144A	7.00	3-23-2023	2,000,000	2,068,420
Republic of Argentina	6.88	4-22-2021	1,280,000	1,354,880
Republic of Argentina	6.88	1-11-2048	1,000,000	915,500
Republic of Argentina	7.50	4-22-2026	1,350,000	1,441,800
Republic of Brazil	4.63	1-13-2028	1,795,000	1,765,383
Republic of Chile	3.86	6-21-2047	1,000,000	950,000
Republic of Colombia	5.63	2-26-2044	755,000	814,645
Republic of Ecuador 144A	7.88	1-23-2028	500,000	500,000
Republic of Kenya 144A	8.25	2-28-2048	750,000	769,440
Republic of Senegal 144A	6.25	5-23-2033	750,000	743,438
Ukraine	1.47	9-29-2021	3,000,000	2,884,728
Ukraine 144A	7.38	9-25-2032	1,200,000	1,164,266

Total Yankee Government Bonds (Cost $23,427,595)				23,386,779

Short-Term Investments: 13.11%

Commercial Paper: 0.69%
Catholic Health Initiatives (p)(z)	1.05	3-2-2018	4,200,000	4,199,755

	Yield		Shares
Investment Companies: 12.08%
Securities Lending Cash Investment LLC (l)(r)(u)	1.62		6,473,191	6,473,838
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.29		66,693,694	66,693,694

				73,167,532

			Principal
U.S. Treasury Securities: 0.34%
U.S. Treasury Bill (z)#	1.21	3-15-2018	$1,900,000	1,899,043
U.S. Treasury Bill (z)#	1.36	3-29-2018	180,000	179,793

				2,078,836

Total Short-Term Investments (Cost $79,446,047)				79,446,123

Total investments in securities (Cost $662,572,909)	109.26%	662,015,608
Other assets and liabilities, net	(9.26)	(56,093,534)

Total net assets	100.00%	$605,922,074

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

@	Foreign bond principal is denominated in the local currency of the issuer.

†	Non-income-earning security

‡	Security is valued using significant unobservable inputs.

<	All or a portion of the position represents an unfunded loan commitment.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the current yield to maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. Long Term Bond	105	6-20-2018	$15,015,184	$15,060,938	$45,754	$0
U.S. Ultra Bond	50	6-20-2018	7,734,909	7,793,750	58,841	0
10-Year U.S. Treasury Notes	185	6-20-2018	22,203,199	22,208,672	5,473	0
10-Year Ultra Futures	45	6-20-2018	5,736,827	5,762,813	25,986	0
5-Year U.S. Treasury Notes	60	6-29-2018	6,833,533	6,835,781	2,248	0
2-Year U.S. Treasury Notes	200	6-29-2018	42,522,175	42,493,750	0	(28,425)
Short
Euro-BOBL Futures	(100)	3-8-2018	$(16,180,824)	$(15,986,883)	$193,941	$0
Euro-Bund Futures	(35)	3-8-2018	(6,977,121)	(6,808,089)	169,032	0

					$501,275	$(28,425)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
20,000,000 MXN	1,012,777 USD	Citibank	3-28-2018	$43,702	$0
1,034,929 USD	20,000,000 MXN	Citibank	3-28-2018	0	(21,550)
3,800,000 EUR	4,701,128 USD	Citibank	3-29-2018	0	(55,456)
2,515,000 EUR	3,044,996 USD	Citibank	3-29-2018	29,706	0
5,100,000 PLN	1,476,164 USD	Citibank	3-29-2018	14,618	0
18,938,920 USD	15,400,000 EUR	Citibank	3-29-2018	111,721	0
5,959,325 USD	5,015,000 EUR	Citibank	3-29-2018	0	(171,740)
3,391,948 USD	2,800,000 EUR	Citibank	3-29-2018	0	(31,179)
1,436,134 USD	5,100,000 PLN	Citibank	3-29-2018	0	(54,648)
1,344,900 USD	1,000,000 GBP	Citibank	3-29-2018	0	(33,553)

				$199,747	$(368,126)

¤¤	Transaction can only be closed with the originating counterparty.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	21

Credit Default Swaps

Sell protection

Reference index	Fixed rate received	Payment frequency	Counterparty		Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses
Markit iTraxx Europe Index, 1.00%, 12-20-2022	1.00%	Quarterly	JPMorgan	°°	12-20-2022	7,000,000 EUR	$193,231	$177,535	$15,696	$0

°°	Exchange traded or centrally cleared transaction with counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	2,797,697	92,497,839	88,822,345	6,473,191	$0	$0	$24,069	$6,473,838
Wells Fargo Government Money Market Fund Select Class	66,446,091	160,021,034	159,773,431	66,693,694	0	0	368,582	66,693,694

					$0	$0	$392,651	$73,167,532	12.08%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Core Plus Bond Fund	Statement of assets and liabilities—February 28, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $6,341,640 of securities loaned), at value (cost $589,405,440)	$588,848,076
Investments in affiliated securities, at value (cost $73,167,469)	73,167,532
Cash	3,322
Segregated cash for forward foreign currency contracts	842,000
Segregated cash for futures transactions	550,566
Foreign currency, at value (cost $158,636)	158,550
Receivable for investments sold	88,514
Principal paydown receivable	2,696
Receivable for Fund shares sold	1,285,771
Receivable for interest	3,715,240
Receivable for daily variation margin on open futures contracts	202,860
Receivable for securities lending income	12,765
Unrealized gains on forward foreign currency contracts	199,747
Prepaid expenses and other assets	287,403

Total assets	669,365,042

Liabilities
Payable for investments purchased	54,654,547
Payable upon receipt of securities loaned	6,472,907
Payable for Fund shares redeemed	1,563,037
Unrealized losses on forward foreign currency contracts	368,126
Management fee payable	118,753
Administration fees payable	52,773
Payable for daily variation margin on open futures contracts	26,232
Payable for variation margin on centrally cleared swaps	13,187
Distribution fee payable	12,139
Trustees’ fees and expenses payable	1,953
Accrued expenses and other liabilities	159,314

Total liabilities	63,442,968

Total net assets	$605,922,074

NET ASSETS CONSIST OF
Paid-in capital	$607,030,626
Undistributed net investment income	2,370,321
Accumulated net realized losses on investments	(3,232,744)
Net unrealized losses on investments	(246,129)

Total net assets	$605,922,074

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$252,177,292
Shares outstanding – Class A1	20,362,355
Net asset value per share – Class A	$12.38
Maximum offering price per share – Class A2	$12.96
Net assets – Class C	$21,167,904
Shares outstanding – Class C1	1,709,829
Net asset value per share – Class C	$12.38
Net assets – Class R6	$42,566,367
Shares outstanding – Class R6[1]	3,431,931
Net asset value per share – Class R6	$12.40
Net assets – Administrator Class	$40,027,958
Shares outstanding – Administrator Class[1]	3,237,232
Net asset value per share – Administrator Class	$12.36
Net assets – Institutional Class	$249,982,553
Shares outstanding – Institutional Class[1]	20,164,328
Net asset value per share – Institutional Class	$12.40

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2018 (unaudited)	Wells Fargo Core Plus Bond Fund	23

Investment income
Interest (net of foreign interest withholding taxes of $7,340)	$8,404,726
Income from affiliated securities	392,651
Dividends	64,087

Total investment income	8,861,464

Expenses
Management fee	1,230,371
Administration fees
Class A	203,041
Class C	15,921
Class R6	5,075
Administrator Class	19,968
Institutional Class	80,941
Shareholder servicing fees
Class A	317,251
Class C	24,876
Administrator Class	49,921
Distribution fee
Class C	74,629
Custody and accounting fees	20,225
Professional fees	31,409
Registration fees	45,505
Shareholder report expenses	52,662
Trustees’ fees and expenses	21,188
Other fees and expenses	4,668

Total expenses	2,197,651
Less: Fee waivers and/or expense reimbursements	(536,283)

Net expenses	1,661,368

Net investment income	7,200,096

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	716,420
Futures transactions	(2,350,187)
Forward foreign currency contract transactions	(1,383,476)
Credit default swap transactions	61,193

Net realized losses on investments	(2,956,050)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(13,944,086)
Futures transactions	431,628
Forward foreign currency contract transactions	1,416,256
Credit default swap transactions	(2,222)

Net change in unrealized gains (losses) on investments	(12,098,424)

Net realized and unrealized gains (losses) on investments	(15,054,474)

Net decrease in net assets resulting from operations	$(7,854,378)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Core Plus Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$7,200,096		$14,822,987
Net realized gains (losses) on investments		(2,956,050)		4,956,568
Net change in unrealized gains (losses) on investments		(12,098,424)		(6,580,780)

Net increase (decrease) in net assets resulting from operations		(7,854,378)		13,198,775

Distributions to shareholders from
Net investment income
Class A		(3,107,875)		(8,298,601)
Class B		N/A		(563)[1]
Class C		(170,709)		(354,581)
Class R6		(477,869)		(337,520)[2]
Administrator Class		(505,541)		(1,459,294)
Institutional Class		(2,838,818)		(3,111,816)
Net realized gains
Class A		0		(174,322)
Class C		0		(10,016)
Class R6		0		(12)[2]
Administrator Class		0		(28,708)
Institutional Class		0		(41,445)

Total distributions to shareholders		(7,100,812)		(13,816,878)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,178,243	27,474,718	6,027,974	75,386,710
Class C	359,835	4,534,954	419,941	5,278,093
Class R6	941,279	11,817,379	2,444,368 [2]	30,444,742 [2]
Administrator Class	580,259	7,295,927	2,382,823	29,615,799
Institutional Class	9,219,197	116,272,234	10,894,809	136,214,194

		167,395,212		276,939,538

Reinvestment of distributions
Class A	228,069	2,868,272	633,102	7,894,693
Class B	N/A	N/A	44 [1]	550 [1]
Class C	12,293	154,513	22,979	286,809
Class R6	36,098	454,833	26,775 [2]	337,532 [2]
Administrator Class	40,097	503,440	119,039	1,483,140
Institutional Class	207,267	2,607,361	232,681	2,910,737

		6,588,419		12,913,461

Payment for shares redeemed
Class A	(2,159,433)	(27,222,759)	(14,092,819)	(175,455,886)
Class B	N/A	N/A	(10,056)[1]	(124,139)[1]
Class C	(160,493)	(2,018,555)	(615,840)	(7,673,788)
Class R6	(16,587)	(208,682)	(2)[2]	(22)[2]
Administrator Class	(677,790)	(8,540,002)	(4,817,096)	(59,885,885)
Institutional Class	(2,106,092)	(26,463,729)	(4,552,266)	(56,762,736)

		(64,453,727)		(299,902,456)

Net increase (decrease) in net assets resulting from capital share transactions		109,529,904		(10,049,457)

Total increase (decrease) in net assets		94,574,714		(10,667,560)

Net assets
Beginning of period		511,347,360		522,014,920

End of period		$605,922,074		$511,347,360

Undistributed net investment income		$2,370,321		$2,271,037

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from October 31, 2016 (commencement of class operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.71	$12.70	$12.14	$12.24	$11.66	$12.57
Net investment income	0.15	0.36 [1]	0.33	0.21 [1]	0.26	0.25
Net realized and unrealized gains (losses) on investments	(0.33)	(0.01)	0.60	(0.08)	0.57	(0.51)

Total from investment operations	(0.18)	0.35	0.93	0.13	0.83	(0.26)
Distributions to shareholders from
Net investment income	(0.15)	(0.33)	(0.33)	(0.21)	(0.25)	(0.25)
Net realized gains	0.00	(0.01)	(0.04)	(0.02)	0.00	(0.40)

Total distributions to shareholders	(0.15)	(0.34)	(0.37)	(0.23)	(0.25)	(0.65)
Net asset value, end of period	$12.38	$12.71	$12.70	$12.14	$12.24	$11.66
Total return[2]	(1.41)%	2.78%	7.78%	1.04%	7.16%	(2.25)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.93%	0.91%	0.93%	0.91%
Net expenses	0.73%	0.76%	0.84%	0.84%	0.85%	0.87%
Net investment income	2.49%	2.88%	2.76%	1.69%	2.10%	2.00%
Supplemental data
Portfolio turnover rate	85%	199%	288%	322%	267%	256%
Net assets, end of period (000s omitted)	$252,177	$255,668	$349,852	$223,755	$129,646	$146,836

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.71	$12.70	$12.14	$12.23	$11.65	$12.56
Net investment income	0.10	0.26	0.24 [1]	0.12 [1]	0.16	0.15
Net realized and unrealized gains (losses) on investments	(0.32)	(0.01)	0.59	(0.08)	0.58	(0.51)

Total from investment operations	(0.22)	0.25	0.83	0.04	0.74	(0.36)
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.23)	(0.11)	(0.16)	(0.15)
Net realized gains	0.00	(0.01)	(0.04)	(0.02)	0.00	(0.40)

Total distributions to shareholders	(0.11)	(0.24)	(0.27)	(0.13)	(0.16)	(0.55)
Net asset value, end of period	$12.38	$12.71	$12.70	$12.14	$12.23	$11.65
Total return[2]	(1.69)%	2.01%	6.99%	0.35%	6.35%	(3.00)%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.68%	1.68%	1.66%	1.68%	1.66%
Net expenses	1.48%	1.51%	1.59%	1.59%	1.60%	1.62%
Net investment income	1.74%	2.12%	2.00%	0.95%	1.35%	1.24%
Supplemental data
Portfolio turnover rate	85%	199%	288%	322%	267%	256%
Net assets, end of period (000s omitted)	$21,168	$19,036	$21,216	$20,381	$24,212	$29,692

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	27

(For a share outstanding throughout the period)

CLASS R6	Six months ended February 28, 2018 (unaudited)	Year ended August 31, 2017[1]
Net asset value, beginning of period	$12.73	$12.59
Net investment income	0.19	0.33 [2]
Net realized and unrealized gains (losses) on investments	(0.34)	0.12

Total from investment operations	(0.15)	0.45
Distributions to shareholders from
Net investment income	(0.18)	(0.30)
Net realized gains	0.00	(0.01)

Total distributions to shareholders	(0.18)	(0.31)
Net asset value, end of period	$12.40	$12.73
Total return[3]	(1.23)%	3.64%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.55%
Net expenses	0.35%	0.35%
Net investment income	2.88%	3.12%
Supplemental data
Portfolio turnover rate	85%	199%
Net assets, end of period (000s omitted)	$42,566	$31,451

[1]	For the period from October 31, 2016 (commencement of class operations) to August 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.69	$12.68	$12.12	$12.22	$11.64	$12.55
Net investment income	0.16	0.37	0.34	0.22	0.27 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	(0.33)	(0.01)	0.60	(0.08)	0.57	(0.51)

Total from investment operations	(0.17)	0.36	0.94	0.14	0.84	(0.25)
Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.34)	(0.22)	(0.26)	(0.26)
Net realized gains	0.00	(0.01)	(0.04)	(0.02)	0.00	(0.40)

Total distributions to shareholders	(0.16)	(0.35)	(0.38)	(0.24)	(0.26)	(0.66)
Net asset value, end of period	$12.36	$12.69	$12.68	$12.12	$12.22	$11.64
Total return[2]	(1.36)%	2.90%	7.92%	1.15%	7.31%	(2.11)%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.87%	0.85%	0.87%	0.85%
Net expenses	0.62%	0.66%	0.72%	0.72%	0.72%	0.72%
Net investment income	2.60%	2.97%	2.84%	1.82%	2.24%	2.14%
Supplemental data
Portfolio turnover rate	85%	199%	288%	322%	267%	256%
Net assets, end of period (000s omitted)	$40,028	$41,806	$71,133	$85,431	$101,653	$105,094

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	29

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.72	$12.71	$12.15	$12.24	$11.67	$12.57
Net investment income	0.18 [1]	0.38	0.36	0.24 [1]	0.28	0.27 [1]
Net realized and unrealized gains (losses) on investments	(0.33)	0.01	0.60	(0.07)	0.57	(0.49)

Total from investment operations	(0.15)	0.39	0.96	0.17	0.85	(0.22)
Distributions to shareholders from
Net investment income	(0.17)	(0.37)	(0.36)	(0.24)	(0.28)	(0.28)
Net realized gains	0.00	(0.01)	(0.04)	(0.02)	0.00	(0.40)

Total distributions to shareholders	(0.17)	(0.38)	(0.40)	(0.26)	(0.28)	(0.68)
Net asset value, end of period	$12.40	$12.72	$12.71	$12.15	$12.24	$11.67
Total return[2]	(1.18)%	3.10%	8.05%	1.37%	7.36%	(1.89)%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.60%	0.60%	0.58%	0.60%	0.56%
Net expenses	0.40%	0.44%	0.58%	0.58%	0.58%	0.56%
Net investment income	2.83%	3.17%	3.04%	1.95%	2.38%	2.26%
Supplemental data
Portfolio turnover rate	85%	199%	288%	322%	267%	256%
Net assets, end of period (000s omitted)	$249,983	$163,387	$79,687	$54,419	$32,438	$31,221

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	31

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses on unaffiliated securities.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

32	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	33

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $661,091,073 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$9,673,620
Gross unrealized losses	(8,428,918)
Net unrealized gains	$1,244,702

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

34	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$153,731,054	$0	$153,731,054

Asset-backed securities	0	35,987,785	0	35,987,785

Corporate bonds and notes	0	109,479,946	0	109,479,946

Exchange-traded funds	11,977,135	0	0	11,977,135

Foreign corporate bonds and notes	0	17,008,272	0	17,008,272

Foreign government bonds	0	7,130,386	0	7,130,386

Loans	0	23,494,550	2,135,188	25,629,738

Municipal obligations	0	32,086,065	0	32,086,065

Non-agency mortgage-backed securities	0	43,827,036	0	43,827,036

U.S. Treasury securities	65,781,591	0	0	65,781,591

Yankee corporate bonds and notes	0	56,543,698	0	56,543,698

Yankee government bonds		23,386,779		23,386,779

Short-term investments
Commercial paper	0	4,199,755	0	4,199,755
Investment companies	66,693,694	0	0	66,693,694
U.S. Treasury securities	2,078,836	0	0	2,078,836
Investments measured at net asset value*				6,473,838
	146,531,256	506,875,326	2,135,188	662,015,608
Credit default swap contracts	0	15,696	0	15,696
Forward foreign currency contracts	0	199,747	0	199,747
Futures contracts	501,275	0	0	501,275
Total assets	$147,032,531	$507,090,769	$2,135,188	$662,732,326
Liabilities
Forward foreign currency contracts	$0	$368,126	$0	$368,126
Futures contracts	28,425	0	0	28,425
Total liabilities	$28,425	$368,126	$0	$396,551

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,473,838 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts, futures contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date. For futures contracts and centrally cleared swaps, the current day’s variation margin are reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	35

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.45% and declining to 0.32% as the average daily net assets of the Fund increase. Prior to January 1, 2018, Funds Management was entitled to receive an annual management fee which started at 0.45% and declined to 0.33% as the average daily net assets of the Fund increased. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.73% for Class A shares, 1.48% for Class C shares, 0.35% for Class R6 shares, 0.62% for Administrator Class shares, and 0.40% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2018, Funds Distributor received $870 from the sale of Class A shares and $11 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended February 28, 2018.

36	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2018 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$407,889,890	$185,337,072	$321,096,042	$119,279,979

As of February 28, 2018, the Fund had unfunded term loan commitments of $752,813.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2018, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio; forward foreign currency contracts for economic hedging purposes; and credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return, respectively.

The table below discloses the volume of the Fund’s derivative activity during the six months ended February 28, 2018.

Futures contracts
Average notional balance on long futures	$70,440,227
Average notional balance on short futures	28,001,655

Forward foreign currency contracts
Average contract amounts to buy	11,337,752
Average contract amounts to sell	25,421,245

Credit default swap contracts
Average notional balance	11,060,440

The Fund’s credit default swap may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	37

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

The fair value of derivative instruments as of February 28, 2018 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate risk	Net unrealized losses on investments	$138,302	*	Net unrealized losses on investments	$28,425	*
Foreign currency risk	Net unrealized losses on investments	362,973	*	Net unrealized losses on investments	0	*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	199,747		Unrealized losses on forward foreign currency contracts	368,126
Credit risk	Net unrealized losses on investments	15,696	**	Net unrealized losses on investments	0	**
		$716,718			$396,551

*	Amount includes cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of February 28, 2018 is reported separately on the Statement of Assets and Liabilities.

**	Amount includes cumulative unrealized gains (losses) on centrally cleared swaps as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of February 28, 2018 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2018 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Credit default swaps	Total
Interest rate risk	$(2,154,789)	$0	$0	$(2,154,789)
Foreign currency risk	(195,398)	(1,383,476)	0	(1,578,874)
Credit risk	0	0	61,193	61,193
	$(2,350,187)	$(1,383,476)	$61,193	$(3,672,470)

	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Credit default swaps	Total
Interest rate risk	$(4,961)	$0	$0	$(4,961)
Foreign currency risk	436,589	1,416,256	0	1,852,845
Credit risk	0	0	(2,222)	(2,222)
	$431,628	$1,416,256	$(2,222)	$1,845,662

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the

38	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
JPMorgan	$516,971	*	$(28,425)	$0	$488,546
Citibank	199,747		(199,747)	0	0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
JPMorgan	$28,425	*	$(28,425)	$0	$0
Citibank	368,126		(199,747)	(168,379)	0

*	Amount represents cumulative unrealized gains (losses) on futures contracts and centrally cleared swaps which are reported in Net unrealized losses on investments. Only the current day’s variation margin as of February 28, 2018 is reported separately on the Statement of Assets and Liabilities.

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2018, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 23, 2018, the Fund declared distributions from net investment income to shareholders of record on March 22, 2018. The per share amounts payable on March 26, 2018 were as follows:

Net investment income
Class A	$0.03161
Class C	0.02427
Class R6	0.03535
Administrator Class	0.03272
Institutional Class	0.03487

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	39

On April 24, 2018, the Fund declared distributions from net investment income to shareholders of record on April 23, 2018. The per share amounts payable on April 25, 2018 were as follows:

Net investment income
Class A	$0.02958
Class C	0.02163
Class R6	0.03378
Administrator Class	0.03079
Institutional Class	0.03325

These distributions are not reflected in the accompanying financial statements.

40	Wells Fargo Core Plus Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Core Plus Bond Fund	41

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

42	Wells Fargo Core Plus Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Core Plus Bond Fund	43

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

44	Wells Fargo Core Plus Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309370 04-18 SA219/SAR219 02-18

Semi-Annual Report

February 28, 2018

Wells Fargo

Short Duration Government Bond Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short Duration Government Bond Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short Duration Government Bond Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Short Duration Government Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Maulik Bhansali, CFA®‡

Thomas O’Connor, CFA®

Jarad Vasquez, CFA®‡

Average annual total returns (%) as of February 28, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (MSDAX)	3-11-1996	(2.34)	(0.16)	1.51	(0.34)	0.24	1.71	0.79	0.78
Class C (MSDCX)	5-31-2002	(1.98)	(0.50)	0.96	(0.98)	(0.50)	0.96	1.54	1.53
Class R6 (MSDRX)	11-30-2012	–	–	–	0.18	0.66	2.17	0.41	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	(0.06)	0.43	1.94	0.73	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	0.12	0.61	2.12	0.46	0.42
Bloomberg Barclays U.S. 1-3 Year Government Bond Index[4]	–	–	–	–	(0.14)	0.49	1.23	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short Duration Government Bond Fund	5

Ten largest holdings (%) as of February 28, 2018[5]
FNMA, 3.00%, 7-1-2026	8.61
U.S. Treasury Note, 2.25%, 2-15-2021	5.79
U.S. Treasury Note, 1.63%, 10-15-2020	5.49
U.S. Treasury Note, 2.25%, 2-29-2020	3.38
U.S. Treasury Note, 0.75%, 9-30-2018	3.38
U.S. Treasury Note, 1.13%, 6-15-2018	3.25
FNMA, 3.50%, 7-1-2027	2.21
U.S. Treasury Note, 1.13%, 1-31-2019	2.08
U.S. Treasury Note, 1.38%, 2-15-2020	2.06
FNMA, 4.00%, 11-1-2046	2.01

Portfolio allocation as of February 28, 2018[6]

‡	Mr. Bhansali and Mr. Vasquez became portfolio managers of the Fund on October 16, 2017.

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays U.S. 1–3 Year Government Bond Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Short Duration Government Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$991.94	$3.85	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91	0.78%
Class C
Actual	$1,000.00	$988.29	$7.54	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Clas R6
Actual	$1,000.00	$994.03	$1.83	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$992.86	$2.96	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$993.75	$2.08	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short Duration Government Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 48.64%
FHLMC (12 Month LIBOR +1.84%) ±	3.44%	5-1-2042	$2,809,565	$2,860,762
FHLMC	3.50	8-1-2030	1,380,872	1,408,250
FHLMC	3.50	6-1-2032	1,594,664	1,626,398
FHLMC	3.50	5-1-2033	1,873,677	1,910,952
FHLMC	4.00	6-1-2025	1,399,428	1,455,903
FHLMC	4.00	5-1-2026	2,425,294	2,518,443
FHLMC	4.00	9-1-2030	284,455	299,306
FHLMC	4.00	3-1-2031	953,657	1,003,330
FHLMC	4.00	6-1-2031	1,843,819	1,910,242
FHLMC	4.00	3-1-2032	3,009,749	3,169,575
FHLMC	4.00	3-1-2032	1,271,449	1,338,928
FHLMC	4.00	3-1-2032	1,841,655	1,934,919
FHLMC	4.00	4-1-2032	1,225,682	1,290,217
FHLMC	4.00	4-1-2032	792,700	818,368
FHLMC	4.00	5-1-2032	908,111	952,339
FHLMC	4.00	6-1-2032	1,848,894	1,946,198
FHLMC	4.00	9-1-2032	1,243,776	1,285,640
FHLMC	4.00	10-1-2033	793,878	831,552
FHLMC	4.00	1-1-2034	4,198,171	4,352,795
FHLMC	4.00	1-1-2034	811,674	850,192
FHLMC	4.00	8-1-2035	525,891	545,044
FHLMC	4.50	10-1-2018	212,689	214,633
FHLMC	4.50	8-1-2020	207,970	209,870
FHLMC	4.50	4-1-2031	1,837,342	1,932,461
FHLMC Multifamily Structured Pass-Through Certificates Series K017 Class A1	1.89	12-25-2020	1,467,532	1,460,675
FHLMC Series 3632 Class PK	5.00	2-15-2040	5,324,373	5,689,013
FHLMC Series 3653 Class AU	4.00	4-15-2040	1,750,275	1,797,017
FNMA ¤	0.00	10-9-2019	12,410,000	11,943,561
FNMA (12 Month LIBOR +1.61%) ±	2.74	11-1-2047	2,619,963	2,604,014
FNMA (12 Month LIBOR +1.61%) ±	2.94	11-1-2047	3,765,042	3,768,846
FNMA (12 Month LIBOR +1.61%) ±	2.95	10-1-2047	798,502	800,943
FNMA (12 Month LIBOR +1.62%) ±	2.98	9-1-2047	8,298,303	8,339,847
FNMA	3.00	7-1-2026	60,000,000	60,241,758
FNMA	3.50	7-1-2027	15,013,471	15,479,970
FNMA	3.50	5-1-2028	2,864,672	2,916,704
FNMA	3.50	2-1-2031	1,124,988	1,147,257
FNMA	3.50	7-1-2031	288,700	294,298
FNMA	3.50	10-1-2032	808,748	810,815
FNMA	3.50	3-1-2033	1,526,458	1,554,417
FNMA	4.00	12-1-2025	2,993,164	3,078,983
FNMA	4.00	1-1-2026	1,969,057	2,025,316
FNMA	4.00	3-1-2026	2,635,577	2,741,191
FNMA	4.00	3-1-2026	1,568,957	1,630,307
FNMA	4.00	5-1-2026	539,198	560,885
FNMA	4.00	3-1-2029	3,245,224	3,372,287
FNMA	4.00	5-1-2029	3,469,012	3,568,081
FNMA	4.00	6-1-2029	1,884,237	1,966,732
FNMA	4.00	12-1-2029	1,251,158	1,299,399
FNMA	4.00	9-1-2030	355,641	373,448
FNMA	4.00	10-1-2030	733,289	757,084

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short Duration Government Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	4-1-2031	$743,040	$767,124
FNMA	4.00	12-1-2031	9,219,865	9,570,712
FNMA	4.00	1-1-2032	3,784,033	3,928,205
FNMA	4.00	2-1-2032	4,112,766	4,269,393
FNMA	4.00	3-1-2032	1,152,591	1,206,780
FNMA	4.00	3-1-2032	1,925,512	2,022,006
FNMA	4.00	4-1-2032	1,917,158	2,005,677
FNMA	4.00	4-1-2032	2,599,987	2,717,114
FNMA	4.00	4-1-2032	871,235	908,159
FNMA	4.00	5-1-2032	1,156,785	1,212,611
FNMA	4.00	5-1-2032	2,267,300	2,374,335
FNMA	4.00	5-1-2032	680,220	710,718
FNMA	4.00	5-1-2032	2,961,072	3,097,419
FNMA	4.00	5-1-2032	3,354,719	3,506,188
FNMA	4.00	6-1-2032	2,824,861	2,961,287
FNMA	4.00	6-1-2032	4,360,709	4,568,555
FNMA	4.00	6-1-2032	3,115,592	3,216,524
FNMA	4.00	9-1-2032	556,337	581,319
FNMA	4.00	10-1-2032	1,017,240	1,068,095
FNMA	4.00	2-1-2033	128,000	134,429
FNMA	4.00	3-1-2033	13,264,432	13,769,565
FNMA	4.00	10-1-2033	1,203,629	1,248,764
FNMA	4.00	12-1-2033	3,744,460	3,903,444
FNMA	4.00	2-1-2034	7,084,771	7,356,838
FNMA	4.00	7-1-2034	1,617,288	1,676,881
FNMA	4.00	11-1-2046	13,551,556	14,082,777
FNMA	4.50	1-1-2020	2,177,754	2,191,936
FNMA	4.50	5-1-2020	1,782,302	1,798,335
FNMA	4.50	10-1-2020	447,588	450,503
FNMA	4.50	4-1-2024	2,830,740	2,949,347
FNMA	4.50	6-1-2025	1,093,311	1,138,815
FNMA	4.50	10-1-2026	3,278,534	3,415,790
FNMA	4.50	10-1-2026	3,533,512	3,686,182
FNMA	4.50	3-1-2027	5,209,950	5,426,928
FNMA	4.50	4-1-2031	508,329	539,077
FNMA	4.50	4-1-2031	595,071	630,928
FNMA	4.50	4-1-2031	363,160	385,347
FNMA	4.50	4-1-2031	284,440	301,593
FNMA	4.50	1-1-2034	347,435	368,495
FNMA	4.50	1-1-2034	312,941	331,858
FNMA	4.50	9-1-2037	713,966	762,301
FNMA	5.00	2-1-2023	1,016,977	1,031,157
FNMA	5.00	5-1-2023	315,153	327,855
FNMA	5.00	8-1-2030	550,672	587,888
FNMA	5.00	10-1-2040	1,992,602	2,154,271
FNMA	5.00	5-1-2046	754,223	815,617
FNMA Series 2009-20 Class DT	4.50	4-25-2039	3,443,698	3,637,326
FNMA Series 2013-103 Class H	4.50	3-25-2038	3,419,014	3,562,452
FNMA Series 2013-90 Class A	4.00	11-25-2038	5,034,730	5,151,234
FNMA Series 2015-18 Class HE	4.00	9-25-2041	11,000,891	11,406,546

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short Duration Government Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	1.81%	3-25-2019	$2,861,065	$2,859,587
FNMA Series 2015-M4 Class FA (1 Month LIBOR +0.21%) ±	1.77	9-25-2018	2,437,994	2,435,681
FNMA Series 2015-M8 Class FA (1 Month LIBOR +0.17%) ±	1.73	11-25-2018	3,660,697	3,657,921
GNMA	5.00	10-15-2039	1,468,013	1,586,106
GNMA Series 2011-137 Class WA ±±	5.55	7-20-2040	3,334,976	3,646,758
GNMA Series 2016-112 Class AW ±±	7.16	12-20-2040	2,822,732	3,230,949

Total Agency Securities (Cost $346,190,399)				340,222,867

Asset-Backed Securities: 11.32%
Capital Auto Receivables Asset Trust Series 2017-1 Class A4 144A	2.22	3-21-2022	3,674,000	3,615,201
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	7,968,000	7,904,619
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	10,196,000	10,066,324
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	2.29	9-16-2024	4,453,205	4,464,293
Navient Student Loan Trust Series 2017-4A Class A2 (1 Month LIBOR +0.50%) 144A±	2.12	9-27-2066	7,650,000	7,701,400
Navient Student Loan Trust Series 2018-1A Class A2 (1 Month LIBOR +0.35%) 144A±	1.91	3-25-2067	3,883,000	3,879,321
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.91	1-25-2037	2,735,579	2,729,890
Nelnet Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	1.56	8-23-2027	1,403,229	1,400,623
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.42	9-25-2065	7,087,918	7,160,798
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	2.34	11-25-2042	1,632,728	1,653,104
SLM Student Loan Trust Series 2005-6 Class A5B (3 Month LIBOR +1.20%) ±	2.95	7-27-2026	309,347	309,961
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	1.89	10-27-2031	3,656,800	3,628,405
SLM Student Loan Trust Series 2010-A Class 1A (Prime rate -0.05%) 144A±	4.45	5-16-2044	1,072,889	1,093,449
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.27	12-27-2038	7,044,216	7,120,946
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	1,859,466	1,859,594
SLM Student Loan Trust Series 2014-A Class A2B (1 Month LIBOR +1.15%) 144A±	2.74	1-15-2026	2,712,003	2,728,456
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	4,323,734	4,272,050
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	4,586,414	4,560,350
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.04	2-17-2032	2,970,000	3,053,045

Total Asset-Backed Securities (Cost $79,311,817)				79,201,829

Non-Agency Mortgage-Backed Securities: 4.96%
Colt Funding LLC Series 2017-2 Class A1A 144A±±	2.42	10-25-2047	5,432,679	5,441,994
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	403,063	407,856
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	1,009,322	1,018,131
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	676,096	686,854
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,275,316	2,284,580
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.61	6-15-2043	1,417,538	1,454,694
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	691,829	693,371
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class A3	3.14	6-15-2045	1,059,627	1,062,288
JPMorgan Mortgage Trust Series 2017-5 Class A1 144A±±	3.19	10-26-2048	3,653,328	3,636,158
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	498,347	506,212
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	2.72	10-27-2036	2,404,212	2,440,136
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.57	1-25-2039	5,658,671	5,713,312
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.47	7-25-2039	2,712,865	2,737,402
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	2.32	3-26-2040	3,439,841	3,468,270

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short Duration Government Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	2.16%	7-25-2040	$3,099,648	$3,119,486

Total Non-Agency Mortgage-Backed Securities (Cost $34,935,362)				34,670,744

U.S. Treasury Securities: 41.11%
U.S. Treasury Note	0.75	8-31-2018	8,947,000	8,895,275
U.S. Treasury Note	0.75	9-30-2018	23,793,000	23,628,494
U.S. Treasury Note	0.88	6-15-2019	6,579,000	6,472,348
U.S. Treasury Note	0.88	9-15-2019	8,977,000	8,796,057
U.S. Treasury Note	1.00	11-30-2018	292,000	289,833
U.S. Treasury Note	1.13	6-15-2018	22,800,000	22,759,103
U.S. Treasury Note	1.13	1-31-2019	14,689,000	14,562,193
U.S. Treasury Note	1.25	12-31-2018	9,514,000	9,450,821
U.S. Treasury Note	1.25	3-31-2019	4,532,000	4,490,044
U.S. Treasury Note	1.25	6-30-2019	9,555,000	9,441,161
U.S. Treasury Note	1.38	7-31-2019	1,383,000	1,367,549
U.S. Treasury Note	1.38	9-30-2019	7,304,000	7,208,420
U.S. Treasury Note	1.38	2-15-2020	14,686,000	14,433,011
U.S. Treasury Note	1.38	9-30-2020	6,039,000	5,889,912
U.S. Treasury Note	1.50	10-31-2019	1,724,000	1,703,662
U.S. Treasury Note	1.50	4-15-2020	2,742,000	2,696,586
U.S. Treasury Note	1.50	5-15-2020	400,000	393,016
U.S. Treasury Note	1.50	8-15-2020	495,000	485,100
U.S. Treasury Note	1.63	3-31-2019	4,011,000	3,989,535
U.S. Treasury Note	1.63	10-15-2020	39,105,000	38,365,671
U.S. Treasury Note	1.75	11-30-2019	6,390,000	6,336,584
U.S. Treasury Note	1.75	11-15-2020	8,740,000	8,594,902
U.S. Treasury Note	1.88	12-15-2020	13,577,000	13,387,665
U.S. Treasury Note	2.00	1-15-2021	9,881,000	9,769,453
U.S. Treasury Note	2.25	2-29-2020	23,648,000	23,643,381
U.S. Treasury Note	2.25	2-15-2021	40,676,000	40,486,920

Total U.S. Treasury Securities (Cost $289,140,286)				287,536,696

	Yield		Shares
Short-Term Investments: 5.57%

Investment Companies: 5.57%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29		38,925,457	38,925,457

Total Short-Term Investments (Cost $38,925,457)				38,925,457

Total investments in securities (Cost $788,503,321)	111.60%	780,557,593
Other assets and liabilities, net	(11.60)	(81,130,089)

Total net assets	100.00%	$699,427,504

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short Duration Government Bond Fund	11

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	624	6-29-2018	$132,581,686	$132,580,500	$0	$(1,186)
Short
5-Year U.S. Treasury Notes	(473)	6-29-2018	$(53,851,081)	$(53,888,742)	$0	$(37,661)
10-Year Ultra Futures	(132)	6-20-2018	(16,858,335)	(16,904,250)	0	(45,915)

					$0	$(84,762)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	12,155,202	495,799,841	469,029,586	38,925,457	$0	$0	$95,527	$38,925,457	5.57%

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short Duration Government Bond Fund	Statement of assets and liabilities—February 28, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $749,577,864)	$741,632,136
Investments in affiliated securities, at value (cost $38,925,457)	38,925,457
Segregated cash for future contracts	525,000
Principal paydown receivable	26,618
Receivable for Fund shares sold	174,905
Receivable for interest	1,873,343
Prepaid expenses and other assets	110,241

Total assets	783,267,700

Liabilities
Payable for investments purchased	82,125,273
Payable for Fund shares redeemed	1,254,516
Management fee payable	155,739
Payable for daily variation margin on open futures contracts	104,156
Dividends payable	50,547
Administration fees payable	45,823
Distribution fee payable	9,996
Trustees’ fees and expenses payable	1,629
Accrued expenses and other liabilities	92,517

Total liabilities	83,840,196

Total net assets	$699,427,504

NET ASSETS CONSIST OF
Paid-in capital	$774,697,298
Overdistributed net investment income	(1,919,236)
Accumulated net realized losses on investments	(65,320,068)
Net unrealized losses on investments	(8,030,490)

Total net assets	$699,427,504

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$35,995,672
Shares outstanding – Class A1	3,719,007
Net asset value per share – Class A	$9.68
Maximum offering price per share – Class A2	$9.88
Net assets – Class C	$17,209,416
Shares outstanding – Class C1	1,775,031
Net asset value per share – Class C	$9.70
Net assets – Class R6	$29,413,633
Shares outstanding – Class R6[1]	3,027,946
Net asset value per share – Class R6	$9.71
Net assets – Administrator Class	$77,328,146
Shares outstanding – Administrator Class[1]	7,974,751
Net asset value per share – Administrator Class	$9.70
Net assets – Institutional Class	$539,480,637
Shares outstanding – Institutional Class[1]	55,649,777
Net asset value per share – Institutional Class	$9.69

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2018 (unaudited)	Wells Fargo Short Duration Government Bond Fund	13

Investment income
Interest	$7,638,134
Income from affiliated securities	95,527

Total investment income	7,733,661

Expenses
Management fee	1,361,408
Administration fees
Class A	33,843
Class C	14,903
Class R6	13,303
Administrator Class	41,970
Institutional Class	217,754
Shareholder servicing fees
Class A	52,879
Class C	23,285
Administrator Class	104,926
Distribution fee
Class C	69,855
Custody and accounting fees	33,704
Professional fees	24,973
Registration fees	33,340
Shareholder report expenses	22,357
Trustees’ fees and expenses	11,390
Other fees and expenses	7,220

Total expenses	2,067,110
Less: Fee waivers and/or expense reimbursements	(200,514)

Net expenses	1,866,596

Net investment income	5,867,065

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(4,840,668)
Futures transactions	727,364

Net realized losses on investments	(4,113,304)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(7,111,542)
Futures transactions	(17,583)

Net change in unrealized gains (losses) on investments	(7,129,125)

Net realized and unrealized gains (losses) on investments	(11,242,429)

Net decrease in net assets resulting from operations	$(5,375,364)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short Duration Government Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$5,867,065		$11,107,728
Net realized losses on investments		(4,113,304)		(5,488,498)
Net change in unrealized gains (losses) on investments		(7,129,125)		1,993,374

Net increase (decrease) in net assets resulting from operations		(5,375,364)		7,612,604

Distributions to shareholders from
Net investment income
Class A		(393,469)		(887,555)
Class B		N/A		(73)[1]
Class C		(104,424)		(194,088)
Class R6		(969,343)		(4,107,221)
Administrator Class		(859,926)		(1,874,754)
Institutional Class		(6,082,212)		(11,823,677)

Total distributions to shareholders		(8,409,374)		(18,887,368)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	54,500	533,116	2,522,578	25,119,924
Class C	16,317	160,410	152,650	1,513,522
Class R6	1,062,810	10,468,994	2,382,978	23,634,167
Administrator Class	205,678	2,016,935	884,562	8,769,727
Institutional Class	9,787,754	95,884,569	21,525,925	213,452,302

		109,064,024		272,489,642

Reinvestment of distributions
Class A	37,442	365,468	82,087	811,706
Class B	N/A	N/A	7 [1]	68 [1]
Class C	9,747	95,284	17,877	177,097
Class R6	86,196	847,250	414,035	4,107,221
Administrator Class	87,262	853,239	185,942	1,841,783
Institutional Class	593,960	5,806,117	1,135,203	11,238,682

		7,967,358		18,176,557

Payment for shares redeemed
Class A	(1,638,295)	(16,048,684)	(3,159,388)	(31,338,166)
Class B	N/A	N/A	(4,044)[1]	(40,138)[1]
Class C	(279,768)	(2,737,791)	(893,469)	(8,848,973)
Class R6	(15,526,999)	(152,631,053)	(8,804,898)	(87,286,298)
Administrator Class	(1,408,430)	(13,777,121)	(4,164,783)	(41,236,752)
Institutional Class	(13,466,776)	(132,078,518)	(30,492,116)	(302,273,975)

		(317,273,167)		(471,024,302)

Net decrease in net assets resulting from capital share transactions		(200,241,785)		(180,358,103)

Total decrease in net assets		(214,026,523)		(191,632,867)

Net assets
Beginning of period		913,454,027		1,105,086,894

End of period		$699,427,504		$913,454,027

Undistributed (overdistributed) net investment income		$(1,919,236)		$623,073

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.85	$9.96	$10.02	$10.08	$10.09	$10.35
Net investment income	0.06	0.07	0.07	0.04	0.03	0.08 [1]
Net realized and unrealized gains (losses) on investments	(0.14)	(0.03)	0.02	0.02	0.07	(0.14)

Total from investment operations	(0.08)	0.04	0.09	0.06	0.10	(0.06)
Distributions to shareholders from
Net investment income	(0.09)	(0.15)	(0.15)	(0.12)	(0.11)	(0.20)
Net asset value, end of period	$9.68	$9.85	$9.96	$10.02	$10.08	$10.09
Total return[2]	(0.81)%	0.45%	0.90%	0.55%	1.03%	(0.63)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.78%	0.78%	0.80%	0.82%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.79%
Net investment income	1.21%	0.79%	0.70%	0.55%	0.38%	0.80%
Supplemental data
Portfolio turnover rate	157%	348%	284%	500%	408%	324%
Net assets, end of period (000s omitted)	$35,996	$51,890	$57,976	$62,504	$107,005	$126,316

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.87	$9.98	$10.03	$10.10	$10.11	$10.37
Net investment income (loss)	0.02	0.00 [1,2]	(0.01)	(0.03)	(0.05)	0.01 [1]
Net realized and unrealized gains (losses) on investments	(0.14)	(0.03)	0.03	0.00 [2]	0.08	(0.15)

Total from investment operations	(0.12)	(0.03)	0.02	(0.03)	0.03	(0.14)
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.07)	(0.04)	(0.04)	(0.12)
Net asset value, end of period	$9.70	$9.87	$9.98	$10.03	$10.10	$10.11
Total return[3]	(1.17)%	(0.30)%	0.25%	(0.30)%	0.28%	(1.37)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.53%	1.53%	1.55%	1.57%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.53%	1.54%
Net investment income (loss)	0.47%	0.04%	(0.05)%	(0.20)%	(0.37)%	0.05%
Supplemental data
Portfolio turnover rate	157%	348%	284%	500%	408%	324%
Net assets, end of period (000s omitted)	$17,209	$20,026	$27,454	$31,910	$44,423	$63,126

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$9.89	$9.99	$10.05	$10.11	$10.13	$10.33
Net investment income	0.07 [2]	0.12 [2]	0.12	0.09 [2]	0.08 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	(0.14)	(0.02)	0.01	0.01	0.05	(0.15)

Total from investment operations	(0.07)	0.10	0.13	0.10	0.13	(0.02)
Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.19)	(0.16)	(0.15)	(0.18)
Net asset value, end of period	$9.71	$9.89	$9.99	$10.05	$10.11	$10.13
Total return[3]	(0.60)%	0.96%	1.32%	0.96%	1.35%	(0.17)%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.40%	0.40%	0.41%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.49%	1.19%	1.11%	0.88%	0.76%	0.81%
Supplemental data
Portfolio turnover rate	157%	348%	284%	500%	408%	324%
Net assets, end of period (000s omitted)	$29,414	$172,106	$233,993	$231,878	$48,446	$2,983

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.87	$9.98	$10.03	$10.10	$10.11	$10.36
Net investment income	0.06	0.08	0.08	0.06	0.06 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	(0.13)	(0.02)	0.04	0.00 [2]	0.06	(0.13)

Total from investment operations	(0.07)	0.06	0.12	0.06	0.12	(0.03)
Distributions to shareholders from
Net investment income	(0.10)	(0.17)	(0.17)	(0.13)	(0.13)	(0.22)
Net asset value, end of period	$9.70	$9.87	$9.98	$10.03	$10.10	$10.11
Total return[3]	(0.71)%	0.63%	1.18%	0.63%	1.21%	(0.34)%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.72%	0.72%	0.74%	0.76%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.40%	0.96%	0.87%	0.73%	0.56%	0.99%
Supplemental data
Portfolio turnover rate	157%	348%	284%	500%	408%	324%
Net assets, end of period (000s omitted)	$77,328	$89,743	$121,576	$156,669	$191,469	$234,808

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.87	$9.98	$10.03	$10.10	$10.10	$10.36
Net investment income	0.08	0.11	0.11	0.09 [1]	0.07	0.12
Net realized and unrealized gains (losses) on investments	(0.15)	(0.03)	0.03	(0.01)	0.08	(0.15)

Total from investment operations	(0.07)	0.08	0.14	0.09	0.15	(0.03)
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.19)	(0.15)	(0.15)	(0.23)
Net asset value, end of period	$9.69	$9.87	$9.98	$10.03	$10.10	$10.10
Total return[2]	(0.63)%	0.81%	1.37%	0.81%	1.50%	(0.26)%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.46%	0.45%	0.45%	0.47%	0.49%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	1.59%	1.15%	1.06%	0.92%	0.74%	1.16%
Supplemental data
Portfolio turnover rate	157%	348%	284%	500%	408%	324%
Net assets, end of period (000s omitted)	$539,481	$579,690	$664,047	$587,835	$903,096	$1,051,693

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	21

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $788,901,130 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$3,072,513
Gross unrealized losses	(11,500,812)
Net unrealized losses	$(8,428,299)

As of August 31, 2017, the Fund had capital loss carryforwards which consist of $30,467,116 in short-term capital losses and $18,431,801 in long-term capital losses.

As of August 31, 2017, the Fund had current year deferred post-October capital losses consisting of $7,197,100 in short term losses and $4,920,342 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$340,222,867	$0	$340,222,867

Asset-backed securities	0	79,201,829	0	79,201,829

Non-agency mortgage-backed securities	0	34,670,744	0	34,670,744

U.S. Treasury securities	287,536,696	0	0	287,536,696

Short-term investments
Investment companies	38,925,457	0	0	38,925,457
Total assets	$326,462,153	$454,095,440	$0	$780,557,593
Liabilities
Futures contracts	$84,762	$0	$0	$84,762
Total liabilities	$84,762	$0	$0	$84,762

Futures contracts are reported at the cumulative unrealized gains or losses at measurement date. The current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	23

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2018, Funds Distributor received $136 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2018 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,199,899,651	$41,661,761	$1,240,171,270	$84,786,234

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2018, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $183,405,384 in long futures contracts and $82,400,457 in short futures contracts during the six months ended February 28, 2018.

On February 28, 2018, the cumulative unrealized losses on futures contracts in the amount of $84,762 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an

24	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
JPMorgan	$84,762	*	$0	$(84,762)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

*	Amount represents unrealized losses on futures contracts which are reported in Net unrealized losses on investments. Only the current day’s variation margin as of February 28, 2018 is reported separately on the Statement of Assets and Liabilities.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2018, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Short Duration Government Bond Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Short Duration Government Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short Duration Government Bond Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Short Duration Government Bond Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Short Duration Government Bond Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309371 04-18 SA220/SAR220 02-18

Semi-Annual Report

February 28, 2018

Wells Fargo Short-Term Bond Fund

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The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Bond Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term Bond Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Short-Term Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Noah M. Wise, CFA®

Average annual total returns (%) as of February 28, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTVX)	8-31-1999	(1.61)	0.56	1.86	0.39	0.96	2.07	0.82	0.73
Class C (WFSHX)	3-31-2008	(1.36)	0.21	1.29	(0.36)	0.21	1.29	1.57	1.48
Institutional Class (SSHIX)	8-31-1999	–	–	–	0.64	1.26	2.37	0.49	0.46
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[4]	–	–	–	–	0.13	0.74	1.55	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment- grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to high-yield securities risk and mortgage- and asset backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term Bond Fund	5

Ten largest holdings (%) as of February 28, 2018[5]
Baptist Memorial Health Care Facilities & Services, 2.15%, 3-22-2018	1.11
Jackson National Life Insurance Company, 2.50%, 6-27-2020	1.07
CCG Receivables Trust Series 2015-1 Class A3, 1.92%, 1-17-2023	1.00
EMC Corporation, 2.65%, 6-1-2020	0.93
Catholic Health Initiatives, 1.05%, 3-2-2018	0.93
GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A, 2.08%, 1-19-2021	0.92
Hyundai Auto Receivables Trust Series 2016-A Class A4, 1.80%, 12-1-2019	0.88
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2, 1.74%, 1-19-2021	0.88
Enterprise Fleet Financing Trust Series 2017-1 Class A2, 2.13%, 7-2-2022	0.88
Ford Credit Auto Lease Trust Series 2017-C Class A2A, 1.80%, 9-15-2020	0.78

Portfolio allocation as of February 28, 2018[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown prior to the inception of Class C reflects the performance of the former Investor Class, adjusted to reflect the higher expenses applicable to Class C.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.72% for Class A, 1.47% for Class C, and 0.45% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Bloomberg Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$994.94	$3.56	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Class C
Actual	$1,000.00	$991.23	$7.26	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35	1.47%
Institutional Class
Actual	$1,000.00	$996.19	$2.33	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36	0.47%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 7.12%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$846,971	$848,400
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	628,476	618,898
FHLMC	3.00	2-15-2024	97,951	98,071
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.01	4-1-2032	41,987	43,912
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.35	7-1-2029	2,416	2,496
FHLMC (3 Year Treasury Constant Maturity +2.25%) ±	3.49	5-1-2026	38,693	38,488
FHLMC	3.50	10-15-2025	614,379	631,106
FHLMC	3.50	6-15-2038	385,772	388,283
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.53	4-1-2038	311,597	327,363
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	2,624	2,647
FHLMC	4.00	5-1-2025	1,193,911	1,230,860
FHLMC	4.50	5-15-2018	4,784	4,793
FHLMC	6.00	10-1-2021	178,934	185,941
FHLMC	9.00	8-1-2018	1	1
FHLMC	9.00	6-1-2019	6,102	6,134
FHLMC	9.00	10-1-2019	30,528	31,414
FHLMC	9.50	12-1-2022	10,895	11,030
FHLMC	10.50	8-1-2018	3,856	3,860
FHLMC	10.50	2-1-2019	179	180
FHLMC	10.50	4-1-2019	128	129
FHLMC	10.50	5-1-2019	102	105
FHLMC	10.50	6-1-2019	613	618
FHLMC	10.50	7-1-2019	240	242
FHLMC Series 2597 Series AE	5.50	4-15-2033	90,879	96,333
FHLMC Series 2631 Class LC	4.50	6-15-2018	13,106	13,133
FHLMC Series 2642 Class AR	4.50	7-15-2023	294,914	305,195
FHLMC Series 2958 Class QD	4.50	4-15-2020	68,624	68,737
FHLMC Series 3266 Class D	5.00	1-15-2022	130,497	131,064
FHLMC Series 3609 Class LA	4.00	12-15-2024	74,462	74,904
FHLMC Series 3855 Class HL	3.50	2-15-2026	122,302	123,345
FHLMC Series 3920 Class AB	3.00	9-15-2025	435,577	438,540
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	1.74	9-25-2022	300,000	300,000
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	1.80	7-25-2020	1,485,000	1,486,404
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.94	10-25-2021	1,466,992	1,468,632
FHLMC Series T-42 Class A6	9.50	2-25-2042	347,779	418,239
FHLMC Series T-57 Class 2A1 ±±	3.70	7-25-2043	35,639	37,678
FHLMC Series T-59 Class 2A1 ±±	3.48	10-25-2043	989,681	996,762
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	2.50	8-1-2034	301,612	305,494
FNMA	3.02	11-1-2020	256,181	257,313
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.35	8-1-2036	1,623,931	1,714,728
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	44,322	46,378
FNMA (12 Month Treasury Average +2.36%) ±	3.53	10-1-2036	1,319,106	1,399,275
FNMA (12 Month Treasury Average +2.41%) ±	3.53	7-1-2036	1,199,038	1,274,023
FNMA (12 Month LIBOR +1.82%) ±	3.59	9-1-2040	1,051,512	1,101,624
FNMA	4.00	6-25-2026	631,594	661,205
FNMA	4.00	9-1-2026	1,776,621	1,827,054
FNMA	4.00	8-25-2037	473,094	482,850
FNMA	5.50	3-1-2023	594,919	621,901
FNMA	5.50	8-25-2034	348,037	349,469
FNMA	6.00	4-1-2021	86,999	89,393

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	3-1-2033	$542,922	$608,088
FNMA	6.28	11-1-2018	75,700	75,598
FNMA	6.50	8-1-2031	260,359	293,751
FNMA	7.60	8-1-2018	178,912	178,946
FNMA	8.00	9-1-2023	1,245	1,255
FNMA	8.33	7-15-2020	5,116	5,272
FNMA	9.00	2-15-2020	259	270
FNMA	9.00	11-1-2024	53,091	57,186
FNMA	11.00	10-15-2020	3,343	3,398
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	572,408	673,534
FNMA Series 1989-29 Class Z	10.00	6-25-2019	19,669	20,370
FNMA Series 1989-63 Class Z	9.40	10-25-2019	3,945	4,071
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	39,892	46,121
FNMA Series 2003-15 Class CB	5.00	3-25-2018	141	140
FNMA Series 2003-41 Class PE	5.50	5-25-2023	390,265	405,061
FNMA Series 2003-W11 Class A1 ±±	4.55	6-25-2033	12,401	12,936
FNMA Series 2003-W6 Class 6A ±±	3.85	8-25-2042	789,044	810,168
FNMA Series 2003-W6 Class PT4 ±±	8.32	10-25-2042	74,741	90,601
FNMA Series 2004-32 Class AY	4.00	5-25-2019	36,245	36,432
FNMA Series 2004-90 Class XY	4.00	9-25-2034	135,134	135,701
FNMA Series 2008-53 Class CA	5.00	7-25-2023	143,023	145,071
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,038,628	1,050,550
FNMA Series 2010-37 Class A1	5.41	5-25-2035	2,173,926	2,254,206
FNMA Series 2011-133 Class A	3.50	6-25-2029	407,168	411,801
FNMA Series 2011-17 Class ED	3.50	7-25-2025	52,287	52,350
FNMA Series 2011-39 Class CA	3.00	5-25-2024	89,929	89,960
FNMA Series 2011-66 Class BE	3.00	3-25-2025	43,811	43,800
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	24,822	24,798
GNMA	4.00	8-16-2023	26,959	27,007
GNMA	4.50	4-20-2035	142,536	146,738
GNMA	8.00	12-15-2023	16,954	18,462
GNMA	9.00	11-15-2024	7,033	7,407
GNMA Series 2012-19 Class A	1.83	3-16-2039	925,907	919,608
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	1.76	5-20-2067	1,377,230	1,377,601
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	1.76	8-20-2067	1,602,594	1,600,337

Total Agency Securities (Cost $32,046,439)				32,193,239

Asset-Backed Securities: 14.62%
Ascentium Equipment Receivables LLC Series 2017-2A Class A2 144A	2.00	5-11-2020	2,000,000	1,987,466
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	1,420,000	1,417,713
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.64	7-22-2019	1,443,576	1,440,449
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	4,534,124	4,526,045
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	3,080,000	3,054,528
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	4,000,000	3,979,230
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	259,932	259,338
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	54,974	54,955
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.36	6-25-2026	1,488,344	1,495,596
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	3,991,469	3,977,339
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	1,490,000	1,483,648

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Ford Credit Auto Lease Trust Series 2017-C Class A2A	1.80%	9-15-2020	$3,530,000	$3,518,323
GM Financial Automobile Leasing Trust Series 2016-1 Class A3	1.64	7-20-2019	2,566,738	2,561,931
GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A	2.08	1-19-2021	4,155,000	4,143,982
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,048,377
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	3.06	2-25-2034	1,025,831	1,004,260
Hyundai Auto Receivables Trust Series 2016-A Class A3 144A	1.60	7-15-2019	586,877	586,379
Hyundai Auto Receivables Trust Series 2016-A Class A4 144A	1.80	12-16-2019	4,000,000	3,992,352
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,243,750	1,238,613
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	1,494,513	1,486,692
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	480,951	480,269
MMAF Equipment Finance LLC Series 2015-AA Class A3 144A	1.39	10-16-2019	301,995	301,885
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	875,293	874,802
MMAF Equipment Finance LLC Series 2017-B Class A2 144A	1.93	10-15-2020	2,500,000	2,485,916
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	2.34	6-27-2022	2,000,000	2,004,268
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,775,000	1,760,235
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	3,500,000	3,485,894
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	1.69	9-15-2026	2,114,296	2,109,793
SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	2.14	3-25-2026	576,930	578,963
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.22	11-25-2027	444,883	447,759
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.78	10-25-2027	2,486,661	2,521,125
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,800,000	1,783,408
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	1,364,347	1,360,397
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	691,831	690,839
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	938,116	934,171

Total Asset-Backed Securities (Cost $66,301,418)				66,076,940

Corporate Bonds and Notes: 38.29%

Consumer Discretionary: 3.91%

Hotels, Restaurants & Leisure: 0.61%
GLP Capital LP	4.88	11-1-2020	1,340,000	1,373,500
MGM Resorts International	5.25	3-31-2020	1,340,000	1,381,875

				2,755,375

Household Durables: 0.10%
Lennar Corporation	4.50	11-15-2019	445,000	452,231

Internet & Direct Marketing Retail: 0.17%
Amazon.com Incorporated 144A	1.90	8-21-2020	765,000	749,238

Media: 2.47%
Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,022,034
DIRECTV Holdings LLC	5.88	10-1-2019	1,680,000	1,756,894
Discovery Communications LLC	2.20	9-20-2019	1,275,000	1,261,383
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,704,650
TEGNA Incorporated	5.13	7-15-2020	1,340,000	1,356,750
Time Warner Cable Incorporated	4.88	3-15-2020	2,010,000	2,083,888

				11,185,599

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.27%
Macy’s Retail Holdings Incorporated	3.45%	1-15-2021	$1,205,000	$1,204,362

Specialty Retail: 0.29%
Group 1 Automotive Incorporated	5.00	6-1-2022	1,300,000	1,326,000

Consumer Staples: 2.18%

Beverages: 0.66%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	3,000,000	2,972,154

Food Products: 0.66%
Kraft Heinz Foods Company	2.00	7-2-2018	3,000,000	2,997,618

Tobacco: 0.86%
B.A.T. Capital Corporation 144A	2.30	8-14-2020	1,785,000	1,752,620
Philip Morris International Incorporated	1.38	2-25-2019	2,165,000	2,138,995

				3,891,615

Energy: 1.92%

Oil, Gas & Consumable Fuels: 1.92%
BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	853,266
Enable Midstream Partner LP	2.40	5-15-2019	3,000,000	2,971,901
Energy Transfer Partners LP	2.50	6-15-2018	2,000,000	1,999,244
Rockies Express Pipeline 144A	6.85	7-15-2018	1,500,000	1,518,750
Sabine Pass Liquefaction LLC	6.25	3-15-2022	1,210,000	1,320,040

				8,663,201

Financials: 15.10%

Banks: 4.25%
Bank of America Corporation	2.15	11-9-2020	2,000,000	1,958,070
Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,226,713
Citizens Bank	2.20	5-26-2020	2,000,000	1,968,887
Fifth Third Bank	2.30	3-15-2019	1,845,000	1,840,700
JPMorgan Chase	1.65	9-23-2019	2,000,000	1,971,402
JPMorgan Chase	2.75	6-23-2020	1,000,000	997,075
KeyBank Corporation	4.63	6-15-2018	3,180,000	3,197,953
Regions Bank	2.25	9-14-2018	2,000,000	1,998,185
Santander Bank	2.70	5-24-2019	541,000	540,131
US Bank	2.05	10-23-2020	2,540,000	2,491,603

				19,190,719

Capital Markets: 1.64%
Goldman Sachs Group Incorporated	2.30	12-13-2019	1,000,000	991,679
Goldman Sachs Group Incorporated	2.60	12-27-2020	3,085,000	3,047,945
Morgan Stanley	2.20	12-7-2018	2,000,000	1,994,397
Morgan Stanley	2.45	2-1-2019	840,000	838,032
S&P Global Incorporated	2.50	8-15-2018	550,000	550,515

				7,422,568

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 5.07%
Ally Financial Incorporated	3.25%	11-5-2018	$2,930,000	$2,932,197
Capital One Financial Corporation	2.50	5-12-2020	3,000,000	2,964,536
Daimler Finance North America LLC 144A	1.65	3-2-2018	3,000,000	3,000,000
Daimler Finance North America LLC 144A	2.20	5-5-2020	520,000	511,491
Daimler Finance North America LLC 144A	3.00	2-22-2021	2,850,000	2,847,787
Ford Motor Credit Company LLC	2.94	1-8-2019	1,335,000	1,338,082
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,015,687
General Motors Financial Company	3.15	1-15-2020	3,000,000	3,004,617
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	1,988,513
Synchrony Financial	2.60	1-15-2019	1,335,000	1,332,799

				22,935,709

Insurance: 4.14%
Axis Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,902,256
Jackson National Life Insurance Company 144A	2.50	6-27-2022	5,000,000	4,857,735
Lincoln National Corporation	8.75	7-1-2019	744,000	802,799
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,792,341
Metropolitan Life Global Funding Incorporated 144A	1.75	12-19-2018	2,000,000	1,990,002
Protective Life Global Funding 144A	2.26	4-8-2020	1,450,000	1,434,254
Provident Companies Incorporated	7.00	7-15-2018	2,525,000	2,568,291
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,388,562
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,972,623

				18,708,863

Health Care: 2.27%

Health Care Providers & Services: 0.88%
Anthem Incorporated	2.50	11-21-2020	1,235,000	1,221,349
HCA Incorporated	6.50	2-15-2020	1,315,000	1,384,038
Tenet Healthcare Corporation	6.00	10-1-2020	1,340,000	1,393,600

				3,998,987

Pharmaceuticals: 1.39%
Eli Lilly and Company	2.35	5-15-2022	3,000,000	2,921,378
EMD Finance LLC 144A	2.40	3-19-2020	1,925,000	1,903,598
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	1,500,000	1,448,259

				6,273,235

Industrials: 2.13%

Aerospace & Defense: 1.02%
L-3 Communications Corporation	5.20	10-15-2019	3,000,000	3,106,994
Rockwell Collins Incorporated	1.95	7-15-2019	1,530,000	1,514,669

				4,621,663

Airlines: 0.38%
Delta Air Lines Incorporated	4.75	11-7-2021	1,652,378	1,696,661

Commercial Services & Supplies: 0.49%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,190,631

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Transportation Infrastructure: 0.24%
TTX Company 144A	2.25%	2-1-2019	$1,095,000	$1,092,249

Information Technology: 5.09%

IT Services: 0.97%
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	1,999,705
IBM Corporation	1.80	5-17-2019	2,405,000	2,384,280

				4,383,985

Semiconductors & Semiconductor Equipment: 1.76%
Broadcom Corporation	2.65	1-15-2023	3,000,000	2,841,249
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,018,633
Maxim Integrated Product Incorporated	2.50	11-15-2018	570,000	569,413
Qualcomm Incorporated	1.85	5-20-2019	1,280,000	1,268,495
Qualcomm Incorporated	2.10	5-20-2020	1,280,000	1,254,886

				7,952,676

Software: 0.33%
Microsoft Corporation	2.40	2-6-2022	1,500,000	1,473,557

Technology Hardware, Storage & Peripherals: 2.03%
Apple Incorporated	2.00	11-13-2020	3,000,000	2,951,047
EMC Corporation	2.65	6-1-2020	4,340,000	4,222,114
Hewlett Packard Enterprise Company	3.60	10-15-2020	2,000,000	2,021,618

				9,194,779

Materials: 0.55%

Paper & Forest Products: 0.55%
Georgia Pacific LLC 144A	2.54	11-15-2019	2,495,000	2,484,572

Real Estate: 1.02%

Equity REITs: 1.02%
DDR Corporation	4.63	7-15-2022	2,355,000	2,450,998
Simon Property Group LP	2.20	2-1-2019	2,165,000	2,158,453

				4,609,451

Telecommunication Services: 1.82%

Diversified Telecommunication Services: 1.82%
AT&T Incorporated	2.80	2-17-2021	1,910,000	1,895,571
AT&T Incorporated	5.00	3-1-2021	1,085,000	1,141,618
AT&T Incorporated	5.80	2-15-2019	783,000	805,787
Broadcom International Limited	2.38	1-15-2020	1,280,000	1,264,374
Verizon Communications Incorporated	4.60	4-1-2021	3,000,000	3,137,382

				8,244,732

Utilities: 2.30%

Electric Utilities: 1.70%
Edison International	2.13	4-15-2020	1,200,000	1,180,390

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Exelon Corporation	3.50%	6-1-2022	$1,895,000	$1,892,625
Interstate Power & Light Company	5.88	9-15-2018	580,000	590,342
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,170,280
Oklahoma Gas & Electric Company	6.35	9-1-2018	1,792,000	1,825,233

				7,658,870

Multi-Utilities: 0.60%
Black Hills Corporation	2.50	1-11-2019	1,355,000	1,354,833
Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,366,766

				2,721,599

Total Corporate Bonds and Notes (Cost $174,423,338)				173,052,899

Municipal Obligations: 4.88%

California: 0.68%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	1,380,000	1,382,029
Roman Catholic Diocese of Oakland CA (Miscellaneous Revenue)	6.04	11-1-2019	1,635,000	1,664,717

				3,046,746

Connecticut: 0.66%
Connecticut Series A (GO Revenue)	2.30	1-15-2019	3,000,000	2,998,320

Illinois: 0.96%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,125,000	1,193,434
State of Illinois (Miscellaneous Revenue)	5.00	5-1-2019	3,070,000	3,153,473

				4,346,907

Michigan: 0.43%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,961,900

New Jersey: 0.75%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,406,620

Oregon: 0.41%
Portland OR Taxable Pension (GO Revenue) (m)(n)	1.80	6-1-2019	1,875,000	1,859,981

Pennsylvania: 0.19%
Philadelphia PA IDA Pension Funding Series B (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2021	970,000	859,449

Rhode Island: 0.28%
Rhode Island EDA (Industrial Development Revenue, AGM Insured)	7.75	11-1-2020	1,200,000	1,266,780

Wisconsin: 0.52%
Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	2,365,000	2,329,123

Total Municipal Obligations (Cost $22,149,951)				22,075,826

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities: 18.21%
ALM Loan Funding Series 2015-12A Class A1R (3 Month LIBOR +1.05%) 144A±	2.77%	4-16-2027	$1,275,000	$1,275,993
Barclays Commercial Mortgage Series 2018-A (1 Month LIBOR +0.70%) 144A±	2.29	2-15-2033	2,400,000	2,400,000
BlueMountain CLO Limited Series 2014-2A Class AR (3 Month LIBOR +0.93%) 144A±	2.67	7-20-2026	2,030,000	2,031,011
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.64	10-15-2032	2,640,000	2,644,924
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,434,457	1,413,537
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	1,365,000	1,362,158
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.38	7-15-2032	2,850,000	2,855,871
Chicago Skyscraper Trust Series 2017-SKY Class A (1 Month LIBOR +0.80%) 144A±	2.39	2-15-2030	1,600,000	1,602,376
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.20	1-20-2028	2,440,000	2,440,273
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	125,385
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.44	7-15-2032	2,100,000	2,099,998
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.69	7-15-2030	2,040,000	2,034,167
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	2,544,289	2,553,555
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	2,300,000	2,317,387
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	800,000	802,337
Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	1,972,061	1,947,117
ContiMortgage Home Equity Trust Series 1996-2 Class IO ¤	0.00	7-15-2027	650,930	11,664
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.21	6-19-2031	111,460	109,821
Crown Point Limited Series 2015-3A Class A1BR (3 Month LIBOR +0.91%) 144A±	2.63	12-31-2027	2,000,000	2,000,814
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	2.31	12-31-2023	515,500	515,560
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	704,946	730,827
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.71	9-25-2033	297,107	293,164
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	1.00	2-25-2027	34,322	34,230
Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	2.59	9-15-2034	2,150,000	2,156,680
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	2,710,000	2,799,359
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	2,024,582	2,030,000
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,155,111	2,108,167
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A	8.00	9-19-2027	195,789	195,524
Hospitality Mortgage Trust Series 2017-HIT Class A (1 Month LIBOR +0.85%) 144A±	2.41	5-8-2030	650,000	651,622
Hyatt Hotel Portfolio Trust Series 2017-HYTE Class A (1 Month LIBOR +0.66%) 144A±	2.25	8-9-2032	2,986,000	2,983,182
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	1.72	6-12-2047	999,588	983,209
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	688,544	690,677
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A (1 Month LIBOR +1.45%) 144A±	3.04	8-15-2027	3,465,000	3,465,003
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	1,939,333	1,892,824
LStar Commercial Mortgage Trust Series 2017-5 Class A1 144A	2.42	3-10-2050	1,230,886	1,215,451
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.30	10-25-2032	3,942	3,932
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,840,000	2,847,668
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,637,435	1,596,913
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.52	1-15-2028	1,340,000	1,340,088
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	2.61	10-20-2027	1,500,000	1,500,254
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.79	5-21-2027	2,000,000	2,000,854
Palmer Square Loan Funding Series 2017-1A Class A1 (3 Month LIBOR +0.74%) 144A±	2.46	10-15-2025	2,062,331	2,062,774

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
RAIT Financial Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	2.54%	6-15-2037	$1,014,812	$1,015,743
RAIT Financial Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	2.44	12-15-2037	1,642,077	1,643,911
ReadyCap Commercial Mortgage Trust Series 2017-FL1 Class A (1 Month LIBOR +0.85%) 144A±	2.47	5-25-2034	1,795,555	1,795,555
Regatta IV Funding Limited Series 2014-1A Class A2R (3 Month LIBOR +1.02%) 144A±	2.77	7-25-2026	1,755,000	1,757,424
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	3,008,760
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.44	8-20-2030	1,775,000	1,778,873
TICP Collateralized Loan Obligation Limited Trust Series 2014-2A Class A1AR (3 Month LIBOR +1.16%) 144A±	2.90	7-20-2026	2,000,000	2,004,216
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	902,480	916,844
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.13	8-25-2032	81,560	79,271
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.13	8-25-2032	86,727	82,770
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	15,568	15,530
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.84	1-22-2027	2,100,000	2,105,431

Total Non-Agency Mortgage-Backed Securities (Cost $82,775,582)				82,330,678

Yankee Corporate Bonds and Notes: 12.12%

Consumer Discretionary: 0.24%

Auto Components: 0.14%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	650,000	648,375

Automobiles: 0.10%
Jaguar Land Rover Limited 144A	4.25	11-15-2019	445,000	447,225

Consumer Staples: 0.64%

Beverages: 0.64%
Suntory Holdings Limited 144A	2.55	6-28-2022	2,975,000	2,883,200

Financials: 8.96%

Banks: 8.40%
Banco de Credito del Peru 144A	2.25	10-25-2019	1,500,000	1,480,500
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	2,530,000	2,481,448
BPCE SA	2.50	7-15-2019	755,000	751,417
Commonwealth Bank of Australia 144A	1.75	11-7-2019	1,750,000	1,721,371
Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	2,952,989
Corporacion Andina de Fomento	2.13	9-27-2021	3,000,000	2,905,980
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,103,722
Danske Bank 144A	1.65	9-6-2019	3,000,000	2,956,968
ING Bank NV 144A	1.80	3-16-2018	3,000,000	2,999,541
Lloyds Bank plc	2.00	8-17-2018	1,000,000	998,943
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	2,986,271
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	3,000,000	2,983,059
Santander UK plc	2.50	3-14-2019	2,750,000	2,746,837
Sumitomo Mitsui Banking Corporation	2.09	10-18-2019	2,000,000	1,975,520
Svenska Handelsbanken AB	1.50	9-6-2019	2,605,000	2,562,192
Toronto Dominion Bank	1.45	9-6-2018	3,385,000	3,370,395

				37,977,153

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.56%
UBS AG 144A	2.20%	6-8-2020	$1,275,000	$1,255,070
UBS AG	2.38	8-14-2019	1,270,000	1,262,306

				2,517,376

Health Care: 0.88%

Pharmaceuticals: 0.88%
Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,000,620
Shire plc ADR	1.90	9-23-2019	1,010,000	994,376

				3,994,996

Industrials: 0.42%

Transportation Infrastructure: 0.42%
Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,870,818

Information Technology: 0.67%

Semiconductors & Semiconductor Equipment: 0.67%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	3,032,123

Materials: 0.31%

Metals & Mining: 0.31%
ArcelorMittal SA	5.75	3-1-2021	1,340,000	1,407,000

Total Yankee Corporate Bonds and Notes (Cost $55,359,327)				54,778,266

Short-Term Investments: 5.71%

Commercial Paper: 2.03%
Baptist Memorial Health Care Facilities & Services	2.15	3-22-2018	5,000,000	5,000,000
Catholic Health Initiatives (p)(z)	1.05	3-2-2018	4,200,000	4,199,755

				9,199,755

	Yield		Shares
Investment Companies: 3.54%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29		15,980,904	15,980,904

			Principal
U.S. Treasury Securities: 0.14%
U.S. Treasury Bill (z)#	1.23	3-15-2018	$625,000	624,685

Total Short-Term Investments (Cost $25,805,338)				25,805,344

Total investments in securities (Cost $458,861,393)	100.95%	456,313,192
Other assets and liabilities, net	(0.95)	(4,306,718)

Total net assets	100.00%	$452,006,474

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund	17

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(p)	Asset-backed commercial paper

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	892	6-29-2018	$189,635,939	$189,522,125	$0	$(113,814)
Short
5-Year U.S. Treasury Notes	(225)	6-29-2018	$(25,690,070)	$(25,634,180)	$55,890	$0

					$55,890	$(113,814)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Security Lending Cash Investment LLC *	1,127,387	118,238	1,245,625	0	$0	$0	$0
Wells Fargo Government Money Market Fund Select Class	30,383,096	103,581,276	117,983,468	15,980,904	0	0	123,594	$15,980,904

					$0	$0	$123,594	$15,980,904	3.54%

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term Bond Fund	Statement of assets and liabilities—February 28, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $442,880,489)	$440,332,288
Investments in affiliated securities, at value (cost $15,980,904)	15,980,904
Principal paydown receivable	9,323
Receivable for Fund shares sold	772,289
Receivable for interest	2,422,358
Receivable for daily variation margin on open futures contracts	1,164
Prepaid expenses and other assets	21,551

Total assets	459,539,877

Liabilities
Payable for investments purchased	6,704,572
Payable for Fund shares redeemed	444,148
Dividends payable	138,008
Management fee payable	98,121
Administration fees payable	41,146
Payable for daily variation margin on open futures contracts	21,094
Distribution fee payable	5,517
Trustees’ fees and expenses payable	1,678
Accrued expenses and other liabilities	79,119

Total liabilities	7,533,403

Total net assets	$452,006,474

NET ASSETS CONSIST OF
Paid-in capital	$457,058,737
Undistributed net investment income	37,881
Accumulated net realized losses on investments	(2,484,019)
Net unrealized losses on investments	(2,606,125)

Total net assets	$452,006,474

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$208,482,307
Shares outstanding – Class A1	24,068,160
Net asset value per share – Class A	$8.66
Maximum offering price per share – Class A2	$8.84
Net assets – Class C	$9,299,337
Shares outstanding – Class C1	1,074,823
Net asset value per share – Class C	$8.65
Net assets – Institutional Class	$234,224,830
Shares outstanding – Institutional Class[1]	27,028,443
Net asset value per share – Institutional Class	$8.67

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2018 (unaudited)	Wells Fargo Short-Term Bond Fund	19

Investment income
Interest	$4,971,759
Income from affiliated securities	123,594

Total investment income	5,095,353

Expenses
Management fee	796,033
Administration fees
Class A	173,453
Class C	8,299
Institutional Class	91,074
Shareholder servicing fees
Class A	271,020
Class C	12,968
Distribution fee
Class C	38,904
Custody and accounting fees	20,779
Professional fees	25,027
Registration fees	39,192
Shareholder report expenses	23,150
Trustees’ fees and expenses	8,125
Other fees and expenses	10,936

Total expenses	1,518,960
Less: Fee waivers and/or expense reimbursements	(126,665)

Net expenses	1,392,295

Net investment income	3,703,058

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(3,000)
Futures transactions	(1,394,348)

Net realized losses on investments	(1,397,348)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,184,501)
Futures transactions	(159,224)

Net change in unrealized gains (losses) on investments	(4,343,725)

Net realized and unrealized gains (losses) on investments	(5,741,073)

Net decrease in net assets resulting from operations	$(2,038,015)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$3,703,058		$7,341,144
Net realized losses on investments		(1,397,348)		(292,973)
Net change in unrealized gains (losses) on investments		(4,343,725)		(686,076)

Net increase (decrease) in net assets resulting from operations		(2,038,015)		6,362,095

Distributions to shareholders from
Net investment income
Class A		(1,647,166)		(3,318,768)
Class C		(39,768)		(75,709)
Institutional Class		(2,017,864)		(3,946,663)

Total distributions to shareholders		(3,704,798)		(7,341,140)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,046,352	17,865,471	3,840,470	33,642,098
Class C	83,133	724,692	300,680	2,631,368
Institutional Class	5,622,552	49,018,295	11,826,160	103,614,345

		67,608,458		139,887,811

Reinvestment of distributions
Class A	177,907	1,550,041	357,529	3,130,762
Class C	3,861	33,596	7,137	62,415
Institutional Class	157,983	1,376,880	314,369	2,754,565

		2,960,517		5,947,742

Payment for shares redeemed
Class A	(3,897,788)	(34,001,784)	(10,195,238)	(89,264,300)
Class C	(308,869)	(2,690,353)	(630,122)	(5,509,876)
Institutional Class	(5,024,451)	(43,835,070)	(14,653,735)	(128,341,544)

		(80,527,207)		(223,115,720)

Net decrease in net assets resulting from capital share transactions		(9,958,232)		(77,280,167)

Total decrease in net assets		(15,701,045)		(78,259,212)

Net assets
Beginning of period		467,707,519		545,966,731

End of period		$452,006,474		$467,707,519

Undistributed net investment income		$37,881		$39,621

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.77	$8.78	$8.77	$8.82	$8.77	$8.81
Net investment income	0.07	0.12	0.11	0.09	0.10	0.10
Net realized and unrealized gains (losses) on investments	(0.11)	(0.01)	0.04	(0.03)	0.05	(0.04)

Total from investment operations	(0.04)	0.11	0.15	0.06	0.15	0.06
Distributions to shareholders from
Net investment income	(0.07)	(0.12)	(0.11)	(0.09)	(0.10)	(0.10)
Net realized gains	0.00	0.00	(0.03)	(0.02)	0.00	0.00

Total distributions to shareholders	(0.07)	(0.12)	(0.14)	(0.11)	(0.10)	(0.10)
Net asset value, end of period	$8.66	$8.77	$8.78	$8.77	$8.82	$8.77
Total return[1]	(0.51)%	1.25%	1.77%	0.66%	1.72%	0.72%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.81%	0.80%	0.82%	0.87%
Net expenses	0.72%	0.72%	0.72%	0.74%	0.78%	0.80%
Net investment income	1.52%	1.36%	1.29%	1.00%	1.12%	1.17%
Supplemental data
Portfolio turnover rate	20%	50%	59%	57%	70%	75%
Net assets, end of period (000s omitted)	$208,482	$225,797	$278,802	$65,454	$59,962	$65,812

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.76	$8.77	$8.76	$8.81	$8.76	$8.80
Net investment income	0.03	0.05	0.05	0.02	0.03	0.04
Net realized and unrealized gains (losses) on investments	(0.11)	(0.01)	0.04	(0.03)	0.05	(0.04)

Total from investment operations	(0.08)	0.04	0.09	(0.01)	0.08	0.00
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.05)	(0.02)	(0.03)	(0.04)
Net realized gains	0.00	0.00	(0.03)	(0.02)	0.00	0.00

Total distributions to shareholders	(0.03)	(0.05)	(0.08)	(0.04)	(0.03)	(0.04)
Net asset value, end of period	$8.65	$8.76	$8.77	$8.76	$8.81	$8.76
Total return[1]	(0.88)%	0.49%	1.01%	(0.09)%	0.97%	(0.03)%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.56%	1.56%	1.55%	1.57%	1.62%
Net expenses	1.47%	1.47%	1.47%	1.49%	1.53%	1.55%
Net investment income	0.77%	0.61%	0.53%	0.25%	0.37%	0.42%
Supplemental data
Portfolio turnover rate	20%	50%	59%	57%	70%	75%
Net assets, end of period (000s omitted)	$9,299	$11,361	$14,204	$11,508	$14,852	$16,686

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.78	$8.79	$8.77	$8.83	$8.77	$8.81
Net investment income	0.08	0.14	0.13	0.11	0.12	0.13
Net realized and unrealized gains (losses) on investments	(0.11)	(0.01)	0.05	(0.04)	0.07	(0.04)

Total from investment operations	(0.03)	0.13	0.18	0.07	0.19	0.09
Distributions to shareholders from
Net investment income	(0.08)	(0.14)	(0.13)	(0.11)	(0.13)	(0.13)
Net realized gains	0.00	0.00	(0.03)	(0.02)	0.00	0.00

Total distributions to shareholders	(0.08)	(0.14)	(0.16)	(0.13)	(0.13)	(0.13)
Net asset value, end of period	$8.67	$8.78	$8.79	$8.77	$8.83	$8.77
Total return[1]	(0.38)%	1.49%	2.14%	0.82%	2.15%	1.04%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.48%	0.48%	0.47%	0.49%	0.53%
Net expenses	0.47%	0.48%	0.48%	0.47%	0.47%	0.48%
Net investment income	1.77%	1.60%	1.51%	1.26%	1.42%	1.47%
Supplemental data
Portfolio turnover rate	20%	50%	59%	57%	70%	75%
Net assets, end of period (000s omitted)	$234,225	$230,549	$252,961	$306,832	$330,613	$269,123

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	25

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

26	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $458,771,387 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$703,991
Gross unrealized losses	(3,220,110)
Net unrealized losses	$(2,516,119)

As of August 31, 2017, the Fund had capital loss carryforwards which consist of $985,371 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$32,193,239	$0	$32,193,239

Asset-backed securities	0	66,076,940	0	66,076,940

Corporate bonds and notes	0	173,052,899	0	173,052,899

Municipal obligations	0	22,075,826	0	22,075,826

Non-agency mortgage-backed securities	0	82,330,678	0	82,330,678

Yankee corporate bonds and notes	0	54,778,266	0	54,778,266

Short-term investments
Commercial paper	0	9,199,755	0	9,199,755
Investment companies	15,980,904	0	0	15,980,904
U.S. Treasury securities	624,685	0	0	624,685
	16,605,589	439,707,603	0	456,313,192
Futures contracts	55,890	0	0	55,890
Total assets	$16,661,479	$439,707,603	$0	$456,369,082
Liabilities
Futures contracts	$113,814	$0	$0	$113,814
Total liabilities	$113,814	$0	$0	$113,814

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	27

Futures contracts are reported at the cumulative unrealized gains or losses at measurement date. The current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C,	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.72% for Class A shares, 1.47% for Class C shares, and 0.45% for Institutional Class shares. Prior to February 28, 2018, the Fund’s expense was capped at 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2018, Funds Distributor received $266 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

28	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2018 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$8,826,061	$116,497,727	$9	$85,878,663

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2018, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $189,702,790 in long futures contracts and $30,766,885 in short future contracts during the six months ended February 28, 2018.

On February 28, 2018, the cumulative unrealized losses on futures contracts in the amount of $57,924 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
JP Morgan	$55,890	*	$(55,890)	$0	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
JP Morgan	$113,814*	$(55,890)	$(57,924)	$0
*	Amount represents cumulative unrealized gains (losses) on futures contracts which are reported in Net unrealized losses on investments. Only the current day’s variation margin as of February 28, 2018 is reported separately on the Statement of Assets and Liabilities.

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	29

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2018, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Short-Term Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Short-Term Bond Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo Short-Term Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Short-Term Bond Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

34	Wells Fargo Short-Term Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309372 04-18 SA221/SAR221 02-18

Semi-Annual Report

February 28, 2018

Wells Fargo
Short-Term High Yield Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term High Yield Bond Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Short-Term High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA®

Thomas M. Price, CFA®

Michael J. Schueller, CFA®

Average annual total returns (%) as of February 28, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTHX)	2-29-2000	(1.22)	1.84	3.55	1.83	2.46	3.86	0.93	0.82
Class C (WFHYX)	3-31-2008	0.08	1.69	3.08	1.08	1.69	3.08	1.68	1.57
Administrator Class (WDHYX)	7-30-2010	–	–	–	2.00	2.62	3.98	0.87	0.66
Institutional Class (STYIX)	11-30-2012	–	–	–	2.15	2.78	4.05	0.60	0.51
ICE BofAML High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[4]	–	–	–	–	2.67	4.47	6.81	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment- grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	5

Ten largest holdings (%) as of February 28, 2018[5]
Sabine Pass Liquefaction LLC, 5.63%, 2-1-2021	1.64
Sprint Communications Incorporated, 9.00%, 11-15-2018	1.59
Charter Communications Operating LLC, 3.65%, 4-30-2025	1.55
Michaels Stores Incorporated, 4.38%, 1-30-2023	1.49
Ally Financial Incorporated, 3.75%, 11-18-2019	1.40
Nielsen Holding and Finance BV, 5.50%, 10-1-2021	1.38
Virgin Media Bristol LLC, 4.09%, 1-15-2026	1.34
Ineos US Finance LLC, 3.65%, 3-31-2024	1.32
MGM Growth Properties LLC, 3.90%, 4-25-2023	1.28
Level 3 Financing Incorporated, 3.85%, 2-22-2024	1.24

Credit quality as of February 28, 2018[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Administrator Class shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, and 0.50% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The ICE BofAML High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,006.89	$4.03	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,003.16	$7.75	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Administrator Class
Actual	$1,000.00	$1,007.69	$3.24	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Institutional Class
Actual	$1,000.00	$1,008.43	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 56.47%

Consumer Discretionary: 23.68%

Auto Components: 1.65%
American Axle & Manufacturing Incorporated	6.25%	3-15-2021	$13,000,000	$13,196,430
American Axle & Manufacturing Incorporated	7.75	11-15-2019	4,080,000	4,335,000
Cooper Tire & Rubber Company	8.00	12-15-2019	2,568,000	2,793,984

				20,325,414

Diversified Consumer Services: 1.81%
Service Corporation International	5.38	1-15-2022	13,800,000	14,101,875
TRI Pointe Group Incorporated	4.38	6-15-2019	8,142,000	8,162,355

				22,264,230

Hotels, Restaurants & Leisure: 3.08%
GLP Capital LP/GLP Financing II Incorporated	4.38	11-1-2018	3,370,000	3,370,000
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	11,929,000	12,227,225
MGM Resorts International	5.25	3-31-2020	9,365,000	9,657,656
NCL Corporation Limited 144A	4.75	12-15-2021	9,906,000	10,116,503
Scientific Games International Incorporated 144A	7.00	1-1-2022	2,507,000	2,638,618

				38,010,002

Household Durables: 3.32%
KB Home	4.75	5-15-2019	7,835,000	7,932,938
Lennar Corporation	4.13	12-1-2018	3,764,000	3,779,056
Lennar Corporation	4.50	6-15-2019	3,400,000	3,442,500
Lennar Corporation	4.50	11-15-2019	11,056,000	11,235,660
Lennar Corporation 144A	6.63	5-1-2020	2,485,000	2,627,888
Lennar Corporation 144A	8.38	5-15-2018	500,000	505,000
Pulte Group Incorporated	4.25	3-1-2021	11,145,000	11,340,038

				40,863,080

Internet & Direct Marketing Retail: 1.13%
Netflix Incorporated	5.38	2-1-2021	13,445,000	13,965,994

Media: 7.93%
Cable One Incorporated 144A	5.75	6-15-2022	10,268,000	10,537,535
CSC Holdings LLC	7.63	7-15-2018	8,945,000	9,056,813
DISH DBS Corporation	7.88	9-1-2019	11,065,000	11,673,575
LIN Television Corporation	5.88	11-15-2022	2,870,000	2,963,275
National CineMedia LLC	6.00	4-15-2022	13,525,000	13,643,344
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	11,535,000	11,881,050
Outfront Media Capital Corporation	5.25	2-15-2022	10,515,000	10,738,444
Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,612,500
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	2,890,000	2,832,200
TEGNA Incorporated	5.13	10-15-2019	6,174,000	6,258,893
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,561,313

				97,758,942

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.60%
Dollar Tree Incorporated	5.25%	3-1-2020	$7,305,000	$7,396,313

Specialty Retail: 2.93%
Gap Incorporated	5.95	4-12-2021	8,965,000	9,506,975
Group 1 Automotive Incorporated	5.00	6-1-2022	7,855,000	8,012,100
L Brands Incorporated	6.63	4-1-2021	5,075,000	5,415,989
Penske Auto Group Incorporated	3.75	8-15-2020	1,905,000	1,890,713
Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	11,220,300

				36,046,077

Textiles, Apparel & Luxury Goods: 1.23%
The William Carter Company	5.25	8-15-2021	14,890,000	15,206,413

Consumer Staples: 1.97%

Food Products: 1.15%
B&G Foods Incorporated	4.63	6-1-2021	14,070,000	14,122,763

Personal Products: 0.82%
Edgewell Personal Care Company	4.70	5-19-2021	10,124,000	10,174,620

Energy: 5.50%

Oil, Gas & Consumable Fuels: 5.50%
DCP Midstream Operating LLC	2.70	4-1-2019	9,700,000	9,590,875
DCP Midstream Operating LP 144A	5.35	3-15-2020	5,668,000	5,809,700
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,190,000	3,313,613
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	12,620,000	12,903,950
Sabine Pass Liquefaction LLC	5.63	2-1-2021	19,170,000	20,247,124
Southern Star Central Corporation 144A	5.13	7-15-2022	8,995,000	9,197,388
Targa Resources Partners LP	4.13	11-15-2019	6,720,000	6,770,400

				67,833,050

Financials: 5.57%

Banks: 0.85%
CIT Group Incorporated	3.88	2-19-2019	10,406,000	10,458,030

Consumer Finance: 3.75%
Ally Financial Incorporated	3.75	11-18-2019	17,160,000	17,254,380
Navient Corporation	5.50	1-15-2019	160,000	162,352
Navient Corporation	8.45	6-15-2018	12,440,000	12,595,500
OneMain Financial Group LLC 144A	7.25	12-15-2021	13,075,000	13,583,291
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,666,563

				46,262,086

Mortgage REITs: 0.18%
Starwood Property Trust Incorporated 144A	3.63	2-1-2021	2,210,000	2,193,425

Real Estate Management & Development: 0.79%
Realogy Group LLC 144A	5.25	12-1-2021	9,645,000	9,765,563

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 3.98%

Health Care Providers & Services: 3.98%
Acadia Healthcare Company Incorporated	5.13%	7-1-2022	$7,232,000	$7,319,507
Acadia Healthcare Company Incorporated	6.13	3-15-2021	1,618,000	1,646,315
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	7,755,000	7,982,803
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	395,000	409,007
HCA Incorporated	3.75	3-15-2019	4,030,000	4,055,308
HCA Incorporated	6.50	2-15-2020	4,120,000	4,336,300
Lifepoint Health Incorporated	5.50	12-1-2021	10,617,000	10,696,628
Select Medical Corporation	6.38	6-1-2021	5,345,000	5,449,067
Tenet Healthcare Corporation	6.00	10-1-2020	6,905,000	7,181,200

				49,076,135

Industrials: 4.49%

Aerospace & Defense: 1.83%
Alcoa Incorporated	6.15	8-15-2020	8,830,000	9,347,261
Moog Incorporated 144A	5.25	12-1-2022	12,865,000	13,250,950

				22,598,211

Airlines: 0.90%
United Continental Holdings Incorporated	6.38	6-1-2018	10,965,000	11,033,531

Commercial Services & Supplies: 0.91%
Clean Harbors Incorporated	5.13	6-1-2021	11,195,000	11,264,969

Machinery: 0.64%
CNH Industrial Capital LLC	3.63	4-15-2018	6,400,000	6,400,000
CNH Industrial Capital LLC	4.38	11-6-2020	1,425,000	1,453,500

				7,853,500

Trading Companies & Distributors: 0.21%
International Lease Finance Corporation	6.25	5-15-2019	2,500,000	2,593,277

Information Technology: 3.29%

Electronic Equipment, Instruments & Components: 0.99%
Sanmina Corporation 144A	4.38	6-1-2019	12,100,000	12,221,000

Software: 0.38%
Symantec Corporation	4.20	9-15-2020	4,635,000	4,723,228

Technology Hardware, Storage & Peripherals: 1.92%
EMC Corporation	2.65	6-1-2020	11,850,000	11,528,121
NCR Corporation	4.63	2-15-2021	7,925,000	7,865,563
Western Digital Corporation 144A	7.38	4-1-2023	3,880,000	4,217,560

				23,611,244

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials: 2.68%

Chemicals: 0.26%
Huntsman International LLC	4.88%	11-15-2020	$3,175,000	$3,247,327

Containers & Packaging: 1.34%
Ball Corporation	4.38	12-15-2020	10,425,000	10,659,563
Reynolds Group Holdings	5.75	10-15-2020	5,737,118	5,816,003

				16,475,566

Metals & Mining: 1.08%
Freeport-McMoRan Incorporated	3.10	3-15-2020	1,840,000	1,821,600
United States Steel Corporation 144A	8.38	7-1-2021	10,710,000	11,486,475

				13,308,075

Real Estate: 2.31%

Equity REITs: 1.63%
CoreCivic Incorporated	4.13	4-1-2020	2,545,000	2,545,000
Equinix Incorporated	5.38	1-1-2022	14,195,000	14,709,569
Sabra Health Care REIT Incorporated	5.50	2-1-2021	210,000	214,725
VEREIT Operating Partnership LP	3.00	2-6-2019	2,550,000	2,556,515

				20,025,809

Real Estate Management & Development: 0.68%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	8,285,000	8,367,850

Telecommunication Services: 2.17%

Diversified Telecommunication Services: 0.09%
Hughes Satellite Systems Corporation	6.50	6-15-2019	1,100,000	1,137,125

Wireless Telecommunication Services: 2.08%
Sprint Communications Incorporated 144A	9.00	11-15-2018	18,940,000	19,650,250
Sprint Spectrum LP 144A	3.36	3-20-2023	1,659,375	1,663,523
T-Mobile USA Incorporated	6.63	4-1-2023	4,095,000	4,239,963

				25,553,736

Utilities: 0.83%

Independent Power & Renewable Electricity Producers: 0.83%
NRG Energy Incorporated	6.25	7-15-2022	9,942,000	10,265,115

Total Corporate Bonds and Notes (Cost $703,175,786)				696,001,700

Loans: 31.48%

Consumer Discretionary: 5.37%

Auto Components: 0.87%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	3.65	9-23-2022	7,698,219	7,762,961
Belron Finance US LLC (1 Month LIBOR +2.50%) ±‡	4.29	11-7-2024	3,000,000	3,015,000

				10,777,961

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Household Products: 2.49%
Michaels Stores Incorporated (1 Month LIBOR +2.75%) ±	4.38%	1-30-2023	$18,271,903	$18,350,655
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	4.15	11-8-2023	12,261,150	12,316,325

				30,666,980

Media: 1.82%
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	3.90	7-28-2025	10,447,500	10,430,053
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.14	1-25-2026	11,932,000	11,941,904

				22,371,957

Specialty Retail: 0.19%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.50%) ±	4.19	7-5-2024	2,359,088	2,369,892

Consumer Staples: 1.97%

Food Products: 1.97%
Pinnacle Foods Incorporated (1 Month LIBOR +2.00%) ±	3.58	2-2-2024	13,122,450	13,196,986
Post Holdings Incorporated (1 Month LIBOR +2.25%) ±	3.90	5-24-2024	11,119,125	11,130,689

				24,327,675

Financials: 1.87%

Diversified Financial Services: 1.87%
Delos Finance SARL (3 Month LIBOR +2.00%) ±	3.69	10-6-2023	9,865,000	9,886,111
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	3.81	9-23-2024	13,130,154	13,150,637

				23,036,748

Health Care: 2.40%

Health Care Providers & Services: 1.47%
HCA Incorporated (1 Month LIBOR +2.00%) ±	3.65	3-17-2023	12,108,500	12,170,738
Select Medical Corporation (3 Month LIBOR +3.50%) ±	5.21	3-1-2021	5,900,413	5,922,539

				18,093,277

Health Care Technology: 0.48%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	3-1-2024	5,860,713	5,870,969

Pharmaceuticals: 0.45%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	5.94	4-29-2024	5,577,375	5,562,037

Industrials: 9.05%

Airlines: 1.53%
Delta Air Lines Incorporated (1 Month LIBOR +2.50%) ±	4.15	8-24-2022	10,879,575	10,953,447
United Airlines Incorporated (3 Month LIBOR +2.00%) ±	3.77	4-1-2024	7,870,525	7,901,692

				18,855,139

Commercial Services & Supplies: 3.49%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.72	11-10-2023	12,633,275	12,673,449
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.65	3-28-2024	6,327,661	6,363,285
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.65	3-11-2025	6,360,000	6,397,778

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.00%	3-11-2021	$13,324,083	$13,403,228
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	3.33	10-14-2021	4,187,303	4,209,537

				43,047,277

Communications Equipment: 2.89%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	3.65	4-30-2025	19,115,000	19,150,936
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.09	1-15-2026	16,465,000	16,517,523

				35,668,459

Machinery: 1.14%
Columbus Mckinnon Corporation (3 Month LIBOR +3.00%) ±‡	4.62	1-31-2024	6,514,143	6,534,532
RBS Global Incorporated (1 Month LIBOR +2.25%) ±	3.85	8-21-2024	7,400,000	7,443,512

				13,978,044

Information Technology: 3.49%

Communications Equipment: 0.50%
CommScope Incorporated (1 Month LIBOR +2.00%) ±	3.65	12-29-2022	6,123,917	6,154,536

Electronic Equipment, Instruments & Components: 0.90%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.65	9-7-2023	2,667,574	2,667,014
Zebra Technologies Corporation (3 Month LIBOR +2.00%) ±	3.75	10-27-2021	8,318,816	8,356,500

				11,023,514

Internet Software & Services: 0.80%
Zayo Group LLC (1 Month LIBOR +2.25%) ±	3.87	1-19-2024	9,837,884	9,879,203

IT Services: 1.04%
First Data Corporation (1 Month LIBOR +2.25%) ±	3.87	7-8-2022	12,826,685	12,847,079

Semiconductors & Semiconductor Equipment: 0.25%
Micron Technology Incorporated (1 Month LIBOR +2.00%) ±	3.65	4-26-2022	3,095,714	3,112,307

Materials: 3.63%

Chemicals: 1.78%
Ashland LLC (3 Month LIBOR +2.00%) ±	3.60	5-24-2024	5,716,275	5,747,257
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	3.65	3-31-2024	16,219,074	16,257,838

				22,005,095

Containers & Packaging: 1.85%
Berry Plastics Corporation (1 Month LIBOR +2.00%) ±	3.58	2-8-2020	12,407,843	12,454,373
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	2-5-2023	10,283,311	10,328,351

				22,782,724

Real Estate: 1.28%

Equity REITs: 1.28%
MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.90	4-25-2023	15,734,282	15,798,163

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 2.42%

Diversified Telecommunication Services: 1.24%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	3.85%	2-22-2024	$15,258,850	$15,282,196

Wireless Telecommunication Services: 1.18%
SBA Communications Corporation (1 Month LIBOR +2.25%) ±	3.90	3-24-2021	14,475,000	14,529,281

Total Loans (Cost $387,926,622)				388,040,513

Non-Agency Mortgage-Backed Securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	3.85	4-25-2024	29,190	25,878

Total Non-Agency Mortgage-Backed Securities (Cost $28,908)				25,878

Yankee Corporate Bonds and Notes: 8.70%

Consumer Discretionary: 2.58%

Auto Components: 0.40%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	4,960,000	4,947,600

Automobiles: 1.08%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,284,631

Hotels, Restaurants & Leisure: 1.10%
International Game Technology plc 144A	5.63	2-15-2020	13,120,000	13,513,600

Financials: 1.98%

Banks: 1.97%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	16,670,000	17,045,075
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,284,295

				24,329,370

Diversified Financial Services: 0.01%
Virgin Media Finance plc	5.25	1-15-2021	75,000	77,625

Health Care: 2.88%

Pharmaceuticals: 2.88%
Mallinckrodt International Finance SA	3.50	4-15-2018	14,745,000	14,634,413
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	13,458,000	13,131,655
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	7,415,000	7,711,600

				35,477,668

Information Technology: 0.41%

Communications Equipment: 0.25%
Nokia Corporation	5.38	5-15-2019	3,094,000	3,164,512

Semiconductors & Semiconductor Equipment: 0.16%
NXP BV/NXP Funding LLC 144A	4.13	6-15-2020	1,900,000	1,933,250

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.85%

Metals & Mining: 0.85%
ArcelorMittal SA	6.00%	3-1-2021	$9,970,000	$10,468,500

Total Yankee Corporate Bonds and Notes (Cost $108,406,170)				107,196,756

	Yield		Shares
Short-Term Investments: 3.97%

Investment Companies: 3.97%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29		48,942,578	48,942,578

Total Short-Term Investments (Cost $48,942,578)				48,942,578

Total investments in securities (Cost $1,248,480,064)	100.62%	1,240,207,425
Other assets and liabilities, net	(0.62)	(7,599,614)

Total net assets	100.00%	$1,232,607,811

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fundo as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investment
Investment Companies
Securities Lending Cash Investment LLC *	25,070,746	10,225,900	35,296,646	0	$513	$(513)	$38,115
Wells Fargo Government Money Market Fund Select Class	69,795,859	417,055,674	437,908,955	48,942,578	0	0	353,875	$48,942,578

					$513	$(513)	$391,990	$48,942,578	3.97%

*	No longer held at the end of the period.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2018 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	15

Assets
Investments in unaffiliated securities, at value (cost $1,199,537,486)	$1,191,264,847
Investment in affiliated securities, at value (cost $48,942,578)	48,942,578
Cash	452
Receivable for investments sold	23,619,281
Receivable for Fund shares sold	1,182,528
Receivable for interest	11,873,030
Receivable for securities lending income	336
Prepaid expenses and other assets	58,446

Total assets	1,276,941,498

Liabilities
Payable for Fund shares redeemed	43,049,502
Dividends payable	522,765
Management fee payable	376,290
Administration fees payable	97,394
Distribution fee payable	53,100
Trustees’ fees and expenses payable	2,297
Accrued expenses and other liabilities	232,339

Total liabilities	44,333,687

Total net assets	$1,232,607,811

NET ASSETS CONSIST OF
Paid-in capital	$1,274,308,256
Undistributed net investment income	16
Accumulated net realized losses on investments	(33,427,822)
Net unrealized losses on investments	(8,272,639)

Total net assets	$1,232,607,811

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$147,454,463
Shares outstanding – Class A1	18,410,996
Net asset value per share – Class A	$8.01
Maximum offering price per share – Class A2	$8.26
Net assets – Class C	$91,009,621
Shares outstanding – Class C1	11,359,569
Net asset value per share – Class C	$8.01
Net assets – Administrator Class	$109,092,596
Shares outstanding – Administrator Class[1]	13,621,764
Net asset value per share – Administrator Class	$8.01
Net assets – Institutional Class	$885,051,131
Shares outstanding – Institutional Class[1]	110,655,430
Net asset value per share – Institutional Class	$8.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term High Yield Bond Fund	Statement of operations—six months ended February 28, 2018 (unaudited)

Investment income
Interest	$25,189,203
Income from affiliated securities	391,990

Total investment income	25,581,193

Expenses
Management fee	3,299,035
Administration fees
Class A	128,296
Class C	80,266
Administrator Class	57,546
Institutional Class	403,118
Shareholder servicing fees
Class A	200,463
Class C	125,416
Administrator Class	141,401
Distribution fee
Class C	376,249
Custody and accounting fees	49,384
Professional fees	25,583
Registration fees	68,016
Shareholder report expenses	56,458
Trustees’ fees and expenses	11,314
Other fees and expenses	12,411

Total expenses	5,034,956
Less: Fee waivers and/or expense reimbursements	(709,323)

Net expenses	4,325,633

Net investment income	21,255,560

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,922,231)
Affiliated securities	513

Net realized losses on investments	(1,921,718)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(8,453,152)
Affiliated securities	(513)

Net change in unrealized gains (losses) on investments	(8,453,665)

Net realized and unrealized gains (losses) on investments	(10,375,383)

Net increase in net assets resulting from operations	$10,880,177

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Short-Term High Yield Bond Fund	17

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$21,255,560		$43,836,738
Net realized gains (losses) on investments		(1,921,718)		802,646
Net change in unrealized gains (losses) on investments		(8,453,665)		(6,629,131)

Net increase in net assets resulting from operations		10,880,177		38,010,253

Distributions to shareholders from
Net investment income
Class A		(2,314,358)		(6,731,705)
Class C		(1,071,921)		(2,509,379)
Administrator Class		(1,751,526)		(6,042,398)
Institutional Class		(16,117,758)		(28,553,188)

Total distributions to shareholders		(21,255,563)		(43,836,670)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,838,211	14,796,625	8,218,727	66,450,237
Class C	503,799	4,057,682	2,295,200	18,559,388
Administrator Class	1,706,665	13,721,832	10,857,614	87,797,670
Institutional Class	24,592,916	197,691,925	70,215,763	566,574,238

		230,268,064		739,381,533

Reinvestment of distributions
Class A	276,665	2,226,352	809,709	6,545,416
Class C	130,030	1,046,593	300,002	2,425,528
Administrator Class	207,075	1,666,380	692,079	5,593,836
Institutional Class	1,637,895	13,162,998	2,812,373	22,702,333

		18,102,323		37,267,113

Payment for shares redeemed
Class A	(5,039,837)	(40,539,564)	(24,321,739)	(196,820,631)
Class C	(3,059,920)	(24,640,230)	(4,080,018)	(32,986,378)
Administrator Class	(4,909,142)	(39,551,043)	(28,866,091)	(232,943,723)
Institutional Class	(41,008,909)	(328,903,666)	(38,479,828)	(310,549,066)

		(433,634,503)		(773,299,798)

Net increase (decrease) in net assets resulting from capital share transactions		(185,264,116)		3,348,848

Total decrease in net assets		(195,639,502)		(2,477,569)

Net assets
Beginning of period		1,428,247,313		1,430,724,882

End of period		$1,232,607,811		$1,428,247,313

Undistributed net investment income		$16		$19

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.07	$8.10	$8.07	$8.20	$8.21	$8.26
Net investment income	0.12 [1]	0.23	0.24	0.25	0.27	0.31
Net realized and unrealized gains (losses) on investments	(0.06)	(0.03)	0.03	(0.13)	0.01	(0.05)

Total from investment operations	0.06	0.20	0.27	0.12	0.28	0.26
Distributions to shareholders from
Net investment income	(0.12)	(0.23)	(0.24)	(0.25)	(0.27)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.12)	(0.23)	(0.24)	(0.25)	(0.29)	(0.31)
Net asset value, end of period	$8.01	$8.07	$8.10	$8.07	$8.20	$8.21
Total return[3]	0.69%	2.51%	3.37%	1.46%	3.40%	3.17%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.92%	0.92%	0.91%	0.94%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.89%	2.88%	2.95%	3.11%	3.27%	3.73%
Supplemental data
Portfolio turnover rate	25%	35%	32%	40%	28%	33%
Net assets, end of period (000s omitted)	$147,454	$172,151	$296,817	$203,856	$276,436	$285,726

[1]	Calculated based upon shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.07	$8.10	$8.07	$8.20	$8.21	$8.26
Net investment income	0.09	0.17	0.18	0.19	0.21	0.25
Net realized and unrealized gains (losses) on investments	(0.06)	(0.03)	0.03	(0.13)	0.01	(0.06)

Total from investment operations	0.03	0.14	0.21	0.06	0.22	0.19
Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.18)	(0.19)	(0.21)	(0.24)
Net realized gains	0.00	0.00	0.00	0.00	(0.02)	(0.00)[1]

Total distributions to shareholders	(0.09)	(0.17)	(0.18)	(0.19)	(0.23)	(0.24)
Net asset value, end of period	$8.01	$8.07	$8.10	$8.07	$8.20	$8.21
Total return[2]	0.32%	1.75%	2.60%	0.70%	2.62%	2.40%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.67%	1.67%	1.67%	1.66%	1.69%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.14%	2.11%	2.20%	2.36%	2.52%	2.98%
Supplemental data
Portfolio turnover rate	25%	35%	32%	40%	28%	33%
Net assets, end of period (000s omitted)	$91,010	$111,268	$123,745	$123,521	$143,444	$133,379

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.07	$8.10	$8.07	$8.20	$8.20	$8.26
Net investment income	0.12	0.24	0.25	0.26	0.28	0.32
Net realized and unrealized gains (losses) on investments	(0.06)	(0.03)	0.03	(0.13)	0.02	(0.06)

Total from investment operations	0.06	0.21	0.28	0.13	0.30	0.26
Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.26)	(0.28)	(0.32)
Net realized gains	0.00	0.00	0.00	0.00	(0.02)	(0.00)[1]

Total distributions to shareholders	(0.12)	(0.24)	(0.25)	(0.26)	(0.30)	(0.32)
Net asset value, end of period	$8.01	$8.07	$8.10	$8.07	$8.20	$8.20
Total return[2]	0.77%	2.68%	3.54%	1.62%	3.69%	3.21%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.86%	0.85%	0.84%	0.87%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.04%	3.03%	3.11%	3.28%	3.44%	3.89%
Supplemental data
Portfolio turnover rate	25%	35%	32%	40%	28%	33%
Net assets, end of period (000s omitted)	$109,093	$134,070	$274,878	$328,934	$509,059	$550,981

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$8.06	$8.09	$8.06	$8.18	$8.19	$8.28
Net investment income	0.13	0.25	0.26	0.28	0.29	0.25
Net realized and unrealized gains (losses) on investments	(0.06)	(0.02)	0.03	(0.13)	0.01	(0.09)

Total from investment operations	0.07	0.23	0.29	0.15	0.30	0.16
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.26)	(0.27)	(0.29)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.13)	(0.26)	(0.26)	(0.27)	(0.31)	(0.25)
Net asset value, end of period	$8.00	$8.06	$8.09	$8.06	$8.18	$8.19
Total return[3]	0.84%	2.83%	3.69%	1.90%	3.72%	1.92%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.59%	0.59%	0.58%	0.60%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.20%	3.16%	3.26%	3.40%	3.58%	4.05%
Supplemental data
Portfolio turnover rate	25%	35%	32%	40%	28%	33%
Net assets, end of period (000s omitted)	$885,051	$1,010,757	$735,285	$608,704	$540,824	$211,642

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $1,248,481,644 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$929,949
Gross unrealized losses	(9,203,168)
Net unrealized losses	$(8,274,219)

24	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

As of August 31, 2017, the Fund had capital loss carryforwards available to offset future net realized capital gains which consist of $8,436,157 in short-term capital losses and $22,303,148 in long-term capital losses.

As of August 31, 2017, the Fund had current year deferred post-October capital losses consisting of $752,729 in short-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$696,001,700	$0	$696,001,700

Loans	0	378,490,981	9,549,532	388,040,513

Non-agency mortgage-backed securities	0	25,878	0	25,878

Yankee corporate bonds and notes	0	107,196,756	0	107,196,756

Short-term investments
Investment companies	48,942,578	0	0	48,942,578
Total assets	$48,942,578	$1,181,715,315	$9,549,532	$1,240,207,425
The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	25

for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.38% as the average daily net assets of the Fund increase. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2018, Funds Distributor received $894 from the sale of Class A shares and $150 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended February 28, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $436,469 in interfund purchases during the six months ended February 28, 2018.

26	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2018 were $326,688,216 and $368,604,789, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Short-Term High Yield Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

30	Wells Fargo Short-Term High Yield Bond Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Short-Term High Yield Bond Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309373 04-18 SA222/SAR222 02-18

Semi-Annual Report

February 28, 2018

Wells Fargo Ultra Short-Term Income Fund

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The views expressed and any forward-looking statements are as of February 28, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the period, stocks globally delivered positive returns.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Income Fund for the six-month period that ended February 28, 2018. During the period, stocks globally delivered positive returns. For the period, U.S. stocks, as measured by the S&P 500 Index1, gained 10.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net)2, gained 7.59%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index3 declined 2.18% and the Bloomberg Barclays Municipal Bond Index4 lost 1.24% while fixed-income investments outside the U.S. gained 2.52%, according to the Bloomberg Barclays Global Aggregate ex-USD Index5. The ICE BofAML U.S. High Yield Index6 earned 1.01% during the period.

U.S. stocks advanced as business-friendly policies and regulations, newly implemented tax reform, increased hiring activity, and consistent corporate profits led to higher investor and consumer confidence. Internationally, stocks gained as unemployment fell and wages increased in the U.K.; the Bank of Japan continued its accommodative monetary policies; and industrial production, retail sales, and fixed asset investment increased in China. Stock returns in the emerging markets were strong, with the MSCI EM Index (Net)7 gaining 10.58% for the period.

Reactions to U.S. interest-rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period. Following a federal funds rate increase in June to a range of 1.00% to 1.25%, 10-year U.S. Treasury yields declined, the yield curve flattened, and long-term bond prices benefited.

Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued the move higher. Third-quarter economic output in the U.S. grew at a 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform and wage growth encouraged increased business and consumer spending.

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[7]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Ultra Short-Term Income Fund	3

October 2017 also marked one year since the regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for short-term investment opportunities offered in money market funds.

In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy was expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies benefited from economic stimulus, which accelerated trade growth; improving employment; increased investment; and firming commodity prices.

The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began reducing its bond portfolio.

2018 opened with continued stock advances, then volatility.

Improving business and economic data globally continued to support stock advances through January 2018. Even political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February. Concerns about inflation began to emerge in the U.S. as readings from the Producer Price Index in January rose 2.5% year over year. During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

During January 2018, purchasing managers’ indexes in China, the eurozone, India, and Japan reported data for December that indicated continued growth. International stock values fell during February 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. market endured a loss of more than 10% before recovering much of that loss, but volatility affected stocks globally throughout the month.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Ultra Short-Term Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Noah M. Wise, CFA®

Average annual total returns (%) as of February 28, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SADAX)	8-31-1999	(1.16)	0.24	0.81	0.85	0.64	1.02	0.80	0.71
Class C (WUSTX)	7-18-2008	(0.90)	(0.09)	0.25	0.10	(0.09)	0.25	1.55	1.46
Administrator Class (WUSDX)	4-8-2005	–	–	–	1.00	0.82	1.16	0.74	0.56
Institutional Class (SADIX)	8-31-1999	–	–	–	1.21	1.02	1.37	0.47	0.36
Bloomberg Barclays Short-Term U.S. Government/Credit Bond Index[4]	–	–	–	–	0.96	0.52	0.80	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Income Fund	5

Ten largest holdings (%) as of February 28, 2018[5]
Avis Budget Rental Car Funding LLC Series 2013-1A Class A, 1.92%, 9/20/2019	0.92
AT&T Incorporated, 5.00%, 3/1/2021	0.88
General Motors Financial Company, 2.40%, 4/10/2018	0.84
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A, 3.04%, 8/15/2027	0.84
Deutsche Telekom International Finance BV, 2.23%, 1/17/2020	0.83
Santander Retail Auto Lease Trust Series 2017-A Class A2A, 2.02%, 3/20/2020	0.82
Dell Equipment Finance Trust Series 2017-1 Class A2, 1.86%, 6/24/2019	0.82
CCG Receivables Trust Series 2015-1 Class A3, 1.92%, 1/17/2023	0.76
Chesapeake Funding LLC Series 2017-3A Class A, 1.91%, 8/15/2029	0.75
Ally Master Owner Trust Series 2017-1 Class A, 1.99%, 2/15/2021	0.70

Portfolio allocation as of February 28, 2018[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, and 0.35% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the Bloomberg Barclays U.S. Government/Credit Bond Index because of the standard minimum one-year-to-maturity constraint. Securities in the Bloomberg Barclays Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Ultra Short-Term Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2017	Ending account value 2-28-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.99	$3.48	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class C
Actual	$1,000.00	$999.26	$7.19	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Administrator Class
Actual	$1,000.00	$1,003.71	$2.73	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Institutional Class
Actual	$1,000.00	$1,004.72	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 12.59%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$1,382,647	$1,361,576
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.01	4-1-2032	99,719	104,290
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.08	1-1-2029	40,115	40,264
FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	3.10	5-1-2035	457,896	483,101
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	6-1-2032	3,083	3,203
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.30	3-1-2035	909,055	959,513
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.33	10-1-2038	1,160,472	1,224,355
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.35	7-1-2029	2,416	2,496
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.35	11-1-2035	3,250,587	3,423,659
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.43	9-1-2038	1,566,706	1,635,548
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.53	4-1-2038	939,174	986,693
FHLMC	4.50	2-1-2020	430,508	436,850
FHLMC	4.50	8-1-2020	234,168	236,557
FHLMC	4.50	1-1-2022	203,190	206,352
FHLMC	4.50	6-1-2024	1,467,169	1,530,662
FHLMC	4.50	9-1-2026	2,380,234	2,482,208
FHLMC	5.00	12-1-2019	548,418	559,682
FHLMC	5.50	8-1-2018	24,133	24,192
FHLMC	5.50	12-1-2022	662,021	691,488
FHLMC	5.50	12-1-2023	701,848	735,125
FHLMC	6.00	10-1-2021	892,031	926,654
FHLMC	6.00	10-1-2021	1,000,088	1,039,251
FHLMC	6.00	1-1-2024	695,247	727,454
FHLMC	7.00	6-1-2031	310,222	344,546
FHLMC	9.00	8-1-2018	2	2
FHLMC	9.00	10-1-2019	8,945	9,205
FHLMC	9.50	9-1-2020	27,621	27,877
FHLMC	9.50	12-1-2022	18,631	18,861
FHLMC	10.00	11-17-2021	7,436	7,477
FHLMC	10.50	5-1-2020	28,762	29,734
FHLMC Series 2611 Class HD	5.00	5-15-2023	772,607	806,831
FHLMC Series 2617 Class GR	4.50	5-15-2018	10,106	10,117
FHLMC Series 2649 Class WL	4.00	7-15-2023	1,640,095	1,680,155
FHLMC Series 2704 Class BH	4.50	11-15-2023	527,103	542,818
FHLMC Series 2707 Class QE	4.50	11-15-2018	77,551	77,814
FHLMC Series 2843 Class BC	5.00	8-15-2019	112,374	113,135
FHLMC Series 2849 Class B	5.00	8-15-2019	210,852	212,875
FHLMC Series 2855 Class WN	4.00	9-15-2019	39,199	39,393
FHLMC Series 2864 Class NB	5.50	7-15-2033	147,354	147,933
FHLMC Series 2881 Class AE	5.00	8-15-2034	282,736	291,822
FHLMC Series 2896 Class CB	4.50	11-15-2019	183,558	184,448
FHLMC Series 2953 Class LD	5.00	12-15-2034	227,682	230,684
FHLMC Series 3166 Class AC	5.00	6-15-2021	2,755,641	2,808,421
FHLMC Series 3266 Class D	5.00	1-15-2022	302,008	303,320
FHLMC Series 3346 Class FA (1 Month LIBOR +0.23%) ±	1.82	2-15-2019	22,246	22,247
FHLMC Series 3609 Class LA	4.00	12-15-2024	115,772	116,459
FHLMC Series 3619 Class EB	3.50	5-15-2024	16,197	16,200
FHLMC Series 3772 Class HC	3.00	10-15-2018	65,086	65,119
FHLMC Series 3780 Class GX	3.50	9-15-2028	297,054	297,453
FHLMC Series 3784 Class DA	4.00	7-15-2025	14,165	14,170

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 3821 Class LA	3.50%	4-15-2025	$268,042	$270,488
FHLMC Series 3834 Class EA	3.50	6-15-2029	332,148	337,907
FHLMC Series 3842 Class CJ	2.00	9-15-2018	24,094	24,052
FHLMC Series 3871 Class YV	3.50	7-15-2024	228,067	228,263
FHLMC Series 3888 Class NA	2.25	1-15-2040	2,135,472	2,094,269
FHLMC Series 3898 Class NE	4.00	7-15-2040	278,162	278,624
FHLMC Series 4172 Class PB	1.50	7-15-2040	419,041	405,307
FHLMC Series 4318 Class LC	2.00	6-15-2038	646,656	637,440
FHLMC Series 4348 Class MH	3.00	6-15-2039	2,759,448	2,746,703
FHLMC Series K005 Class A2	4.32	11-25-2019	500,000	512,610
FHLMC Series KJ13 Class A1	2.06	9-25-2021	2,515,717	2,486,084
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	1.80	7-25-2020	4,515,000	4,519,268
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.94	10-25-2021	4,598,102	4,603,245
FHLMC Series T-42 Class A6	9.50	2-25-2042	668,805	804,306
FNMA	1.77	9-1-2019	1,090,074	1,078,152
FNMA	2.00	4-1-2023	4,649,610	4,576,275
FNMA	2.48	7-1-2020	3,412,948	3,408,486
FNMA (1 Year Treasury Constant Maturity +1.86%) ±	2.86	1-1-2023	8,879	8,861
FNMA (6 Month LIBOR +1.39%) ±	2.87	10-1-2031	125,879	128,700
FNMA (6 Month LIBOR +1.49%) ±	3.02	9-1-2037	458,790	474,584
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.16	6-1-2032	101,358	105,907
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.22	6-1-2034	1,072,015	1,135,875
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	3.22	12-1-2034	556,587	582,349
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.24	5-1-2032	5,366	5,542
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.28	2-1-2035	1,235,125	1,303,410
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.29	12-1-2040	141,399	148,506
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.31	4-1-2038	2,392,689	2,525,124
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.32	2-1-2033	378,473	394,316
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.35	8-1-2036	2,760,682	2,915,038
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.35	7-1-2038	1,750,362	1,845,281
FNMA (12 Month Treasury Average +2.25%) ±	3.37	8-1-2045	799,906	846,105
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.42	11-1-2033	2,310,477	2,434,135
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.43	5-1-2036	964,136	1,019,353
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	63,704	66,659
FNMA (12 Month Treasury Average +2.32%) ±	3.46	5-1-2036	1,004,270	1,063,358
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.49	11-1-2035	251,968	264,769
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.53	11-1-2032	803,789	846,980
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.55	11-1-2034	1,214,090	1,287,211
FNMA (12 Month LIBOR +1.82%) ±	3.59	9-1-2040	3,154,536	3,304,871
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.74	2-1-2036	2,434,016	2,540,459
FNMA	4.00	3-1-2025	1,335,368	1,373,269
FNMA	4.00	11-1-2025	5,867,842	6,035,065
FNMA	4.00	9-1-2026	5,230,912	5,379,401
FNMA	4.50	6-1-2019	39,042	39,297
FNMA	4.50	1-1-2027	2,654,188	2,764,684
FNMA	5.00	5-1-2022	692,690	713,218
FNMA	5.00	6-1-2024	2,838,672	2,978,835
FNMA (6 Month LIBOR +2.86%) ±	5.00	4-1-2033	1,413	1,464
FNMA	5.23	7-1-2018	708,022	707,059
FNMA	5.29	6-1-2018	12,349	12,357

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	4-1-2021	$161,569	$166,015
FNMA	6.00	1-1-2023	1,672,746	1,755,159
FNMA	6.50	8-1-2031	418,887	472,610
FNMA	8.33	7-15-2020	7,123	7,340
FNMA	9.00	2-15-2020	29,316	30,558
FNMA	9.00	10-15-2021	14,557	15,258
FNMA	9.00	6-1-2024	23,217	23,460
FNMA	9.50	12-1-2020	22,898	23,891
FNMA	9.50	3-1-2021	348	350
FNMA	10.25	9-1-2021	6,843	6,907
FNMA	10.50	8-1-2020	527	532
FNMA	10.50	4-1-2022	345	348
FNMA Series 1989-30 Class Z	9.50	6-25-2019	11,156	11,452
FNMA Series 1989-49 Class E	9.30	8-25-2019	556	562
FNMA Series 1990-111 Class Z	8.75	9-25-2020	4,626	4,871
FNMA Series 1990-119 Class J	9.00	10-25-2020	21,013	22,276
FNMA Series 1990-124 Class Z	9.00	10-25-2020	8,633	9,113
FNMA Series 1990-21 Class Z	9.00	3-25-2020	37,522	39,292
FNMA Series 1990-27 Class Z	9.00	3-25-2020	19,198	20,061
FNMA Series 1990-30 Class D	9.75	3-25-2020	5,333	5,616
FNMA Series 1990-77 Class D	9.00	6-25-2020	15,237	15,643
FNMA Series 1991-132 Class Z	8.00	10-25-2021	41,662	44,526
FNMA Series 1992-71 Class X	8.25	5-25-2022	26,097	28,355
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	377,915	429,834
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	695,891	800,812
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	608,920	726,601
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	744,203	860,405
FNMA Series 2002-W04 Class A6 ±±	3.99	5-25-2042	750,250	772,691
FNMA Series 2003-125 Class AY	4.00	12-25-2018	134,589	134,839
FNMA Series 2003-129 Class AP	4.00	1-25-2019	110	111
FNMA Series 2003-15 Class CN	5.00	3-25-2018	61	61
FNMA Series 2003-35 Class BC	5.00	5-25-2018	6,538	6,542
FNMA Series 2003-35 Class ME	5.00	5-25-2018	3,814	3,814
FNMA Series 2003-92 Class PE	4.50	9-25-2018	46,986	47,027
FNMA Series 2003-W11 Class A1 ±±	4.55	6-25-2033	31,972	33,352
FNMA Series 2003-W3 Class 1A4 ±±	3.74	8-25-2042	37,852	39,673
FNMA Series 2004-10 Class FA (1 Month LIBOR +0.35%) ±	1.97	2-25-2034	419,471	420,242
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	191,512	192,126
FNMA Series 2004-32 Class AY	4.00	5-25-2019	15,404	15,483
FNMA Series 2004-92 Class QY	4.50	8-25-2034	193,145	194,160
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	1.94	3-25-2037	411,934	411,959
FNMA Series 2008-76 Class GF (1 Month LIBOR +0.65%) ±	2.27	9-25-2023	44,816	44,849
FNMA Series 2008-81 Class LK	5.00	9-25-2023	20,252	20,318
FNMA Series 2009-31 Class B	4.00	5-25-2024	2,998,941	3,017,385
FNMA Series 2009-76 Class HA	4.00	1-25-2019	588	588
FNMA Series 2010-115 Class NC	2.75	1-25-2039	1,114,469	1,109,352
FNMA Series 2010-153 Class AB	2.00	11-25-2018	84,091	83,849
FNMA Series 2010-153 Class BG	2.50	11-25-2018	82,278	82,100
FNMA Series 2010-25 Class ND	3.50	3-25-2025	74,157	74,588
FNMA Series 2010-37 Class A1	5.41	5-25-2035	6,548,890	6,790,731

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2010-57 Class DQ	3.00%	6-25-2025	$333,226	$332,281
FNMA Series 2010-89 Class DP	3.00	6-25-2038	2,867,981	2,883,410
FNMA Series 2011-122 Class A	3.00	12-25-2025	594,091	595,707
FNMA Series 2011-129 Class LG	3.00	3-25-2037	6,594	6,587
FNMA Series 2011-33 Class GA	3.50	10-25-2028	258,004	258,433
FNMA Series 2011-40 Class CA	3.50	12-25-2028	960,477	967,484
FNMA Series 2011-42 Class A	3.00	2-25-2024	477,962	478,563
FNMA Series 2011-56 Class AC	2.00	7-25-2018	362	362
FNMA Series 2012-72 Class QE	3.00	1-25-2038	580,844	580,885
FNMA Series 2012-94 Class E	3.00	6-25-2022	36,957	37,074
FNMA Series 2013-26 Class AK	2.50	11-25-2038	4,637,618	4,553,562
FNMA Series 2014-19 Class HA	2.00	6-25-2040	1,073,232	1,032,310
GNMA	7.00	6-15-2033	431,077	500,787
GNMA Series 2012-57 Class LG	1.50	3-16-2035	336,551	333,526
GNMA Series 2016-H19 Class FE (1 Month LIBOR +0.37%) ±	1.93	6-20-2061	3,048,926	3,050,981
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	1.76	5-20-2067	4,131,690	4,132,804
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	1.76	8-20-2067	4,982,004	4,974,986
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	2,707,441	2,750,532

Total Agency Securities (Cost $149,602,147)				148,991,771

Asset-Backed Securities: 12.31%
Ally Master Owner Trust Series 2017-1 Class A (1 Month LIBOR +0.40%) ±	1.99	2-15-2021	8,300,000	8,320,571
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	10,950,000	10,932,363
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	1,000,000	996,854
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	9,068,247	9,052,090
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	2,749,687	2,735,140
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	8,985,000	8,910,692
Chrysler Capital Auto Receivables Trust Series 2015-BA Class A3 144A	1.91	3-16-2020	2,305,537	2,304,956
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	487,800	487,538
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	95,066	95,032
Dell Equipment Finance Trust Series 2017-1 Class A2 144A	1.86	6-24-2019	9,722,726	9,704,614
DLL Securitization Trust Series 2017-A Class A2 144A	1.89	7-15-2020	4,500,000	4,479,458
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.36	6-25-2026	4,498,323	4,520,243
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.62	12-25-2056	1,393,911	1,407,810
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	5,180,801	5,162,460
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	1,210,000	1,202,380
Finance of America Structured Series 2017-HB1 Class A 144A±±	2.32	11-25-2027	4,222,164	4,214,247
GM Financial Automobile Leasing Trust Series 2016-1 Class A3	1.64	7-20-2019	731,520	730,150
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,670,000	2,667,887
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3	1.41	6-15-2020	986,264	983,765
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	1,494,513	1,486,692
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	1,320,303	1,318,431
Mercedes-Benz Auto Lease Trust Series 2016-1 Class A2A	1.11	3-15-2019	235,952	235,902
Mercedes-Benz Auto Lease Trust Series 2016-B Class A2	1.15	1-15-2019	1,179,898	1,179,042
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	2,378,608	2,377,273
MMAF Equipment Finance LLC Series 2017-B Class A2 144A	1.93	10-15-2020	7,250,000	7,209,156
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	2.34	6-27-2022	6,000,000	6,012,803

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Nissan Auto Lease Trust Series 2016-B Class A2A	1.26%	12-17-2018	$1,061,191	$1,060,226
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	9,790,000	9,750,544
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	1.69	9-15-2026	2,331,747	2,326,781
SLM Student Loan Trust Series 2004-1 Class A3 (3 Month LIBOR +0.21%) ±	1.96	4-25-2023	440,020	440,142
SLM Student Loan Trust Series 2004-5A Class A5 (3 Month LIBOR +0.60%) 144A±	2.35	10-25-2023	277,349	277,576
SLM Student Loan Trust Series 2004-8A Class A5 (3 Month LIBOR +0.50%) 144A±	2.25	4-25-2024	881,821	883,964
SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	1.85	4-25-2027	2,110,476	2,106,531
SLM Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.11%) ±	1.86	7-25-2025	736,240	736,120
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.22	11-25-2027	2,451,308	2,467,153
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	2.17	5-26-2055	4,769,685	4,789,049
South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	2.54	10-1-2024	6,462,209	6,486,249
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.78	10-25-2027	7,572,946	7,677,904
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	5,175,000	5,127,297
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	280,641	279,828
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	648,191	646,809
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	2,008,426	2,005,562

Total Asset-Backed Securities (Cost $146,078,068)				145,789,284

Corporate Bonds and Notes: 34.38%

Consumer Discretionary: 4.49%

Hotels, Restaurants & Leisure: 1.22%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	3,660,000	3,751,500
MGM Resorts International	5.25	3-31-2020	3,660,000	3,774,375
Royal Caribbean Cruises Limited	2.65	11-28-2020	2,000,000	1,972,961
Starbucks Corporation	2.20	11-22-2020	5,000,000	4,951,045

				14,449,881

Household Durables: 0.36%
D.R. Horton Incorporated	3.75	3-1-2019	2,990,000	3,013,427
Lennar Corporation	4.50	11-15-2019	1,220,000	1,239,825

				4,253,252

Internet & Direct Marketing Retail: 0.18%
Amazon.com Incorporated 144A	1.90	8-21-2020	2,235,000	2,188,949

Media: 2.73%
DIRECTV Holdings LLC	5.88	10-1-2019	4,902,000	5,126,365
Discovery Communications LLC	2.20	9-20-2019	3,725,000	3,685,217
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	6,000,000	6,180,000
TEGNA Incorporated	5.13	7-15-2020	3,660,000	3,705,750
Time Warner Cable Incorporated	4.88	3-15-2020	6,010,000	6,230,928
Time Warner Cable Incorporated	6.75	7-1-2018	7,245,000	7,341,787

				32,270,047

Consumer Staples: 1.43%

Beverages: 0.51%
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	5,767,000	6,024,181

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tobacco: 0.92%
Altria Group Incorporated	9.70%	11-10-2018	$3,625,000	$3,805,697
British American Tobacco Capital Corporation 144A	2.30	8-14-2020	5,215,000	5,120,400
Reynolds American Incorporated	8.13	6-23-2019	1,793,000	1,914,073

				10,840,170

Energy: 1.81%

Oil, Gas & Consumable Fuels: 1.81%
Enable Midstream Partner LP	2.40	5-15-2019	7,465,000	7,395,080
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	4,998,110
Kinder Morgan Incorporated	7.25	6-1-2018	2,000,000	2,023,902
Rockies Express Pipeline 144A	6.85	7-15-2018	3,302,000	3,343,275
Sabine Pass Liquefaction LLC	5.63	2-1-2021	3,500,000	3,696,658

				21,457,025

Financials: 17.59%

Banks: 7.52%
Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	5,000,000	4,915,504
BB&T Corporation	2.15	2-1-2021	7,000,000	6,855,124
Citigroup Incorporated	2.45	1-10-2020	4,000,000	3,967,624
Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,064,431
Discover Bank	2.60	11-13-2018	5,000,000	5,003,490
Fifth Third Bank	2.30	3-15-2019	4,470,000	4,459,582
Huntington National Bank	2.20	11-6-2018	5,000,000	4,988,384
Huntington National Bank	2.38	3-10-2020	8,000,000	7,939,381
JPMorgan Chase & Company	2.75	6-23-2020	7,000,000	6,979,528
JPMorgan Chase Bank	1.45	9-21-2018	2,000,000	1,990,807
KeyBank Corporation	4.63	6-15-2018	7,730,000	7,773,639
PNC Bank	2.45	11-5-2020	7,000,000	6,907,457
Rabobank Nederland NY	1.38	8-9-2019	7,000,000	6,861,500
Regions Bank	2.25	9-14-2018	7,000,000	6,993,646
US Bank	2.05	10-23-2020	7,460,000	7,317,858

				89,017,955

Capital Markets: 1.40%
Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	3,972,860
Goldman Sachs Group Incorporated	2.60	12-27-2020	5,295,000	5,231,399
Morgan Stanley	2.20	12-7-2018	4,000,000	3,988,794
Morgan Stanley	2.45	2-1-2019	1,960,000	1,955,407
S&P Global Incorporated	2.50	8-15-2018	1,450,000	1,451,358

				16,599,818

Consumer Finance: 5.31%
Ally Financial Incorporated	3.25	11-5-2018	7,665,000	7,670,749
American Express Credit Corporation	1.80	7-31-2018	8,000,000	7,983,066
BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	987,625
Capital One Financial Corporation	2.50	5-12-2020	7,000,000	6,917,252
Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,950,464
Daimler Finance North America LLC 144A	2.20	5-5-2020	1,480,000	1,455,782

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Daimler Finance North America LLC 144A	2.30%	2-12-2021	$4,000,000	$3,916,157
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	2,998,495
Ford Motor Credit Company LLC	2.94	1-8-2019	3,665,000	3,673,460
General Motors Financial Company	2.40	4-10-2018	10,000,000	10,001,124
Hyundai Capital America Incorporated 144A«	2.75	9-18-2020	4,000,000	3,949,199
John Deere Capital Corporation	1.95	6-22-2020	3,000,000	2,949,207
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	3,500,000	3,479,897
Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	3,968,250
Synchrony Financial	2.60	1-15-2019	3,815,000	3,808,709

				66,709,436

Diversified Financial Services: 0.58%
WEA Finance LLC 144A	2.70	9-17-2019	2,975,000	2,969,379

Insurance: 2.78%
Axis Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,786,679
Jackson National Life Global Funding 144A	2.30	4-16-2019	3,251,000	3,246,055
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,101,278
Metropolitan Life Global Funding Incorporated 144A	1.75	9-19-2019	3,000,000	2,960,527
PartnerRe Finance B LLC	5.50	6-1-2020	1,000,000	1,044,739
Protective Life Global Funding 144A	2.26	4-8-2020	4,415,000	4,367,057
Provident Companies Incorporated	7.00	7-15-2018	6,736,000	6,851,488
Reliance Standard Life Insurance 144A	2.15	10-15-2018	7,610,000	7,602,125

				32,959,948

Health Care: 1.46%

Health Care Providers & Services: 0.96%
Anthem Incorporated	2.50	11-21-2020	3,765,000	3,723,384
HCA Incorporated	6.50	2-15-2020	3,685,000	3,878,463
Tenet Healthcare Corporation	6.00	10-1-2020	3,660,000	3,806,400

				11,408,247

Pharmaceuticals: 0.50%
EMD Finance LLC 144A	2.40	3-19-2020	5,965,000	5,898,683

Industrials: 1.77%

Aerospace & Defense: 0.50%
L-3 Communications Corporation	5.20	10-15-2019	5,742,000	5,946,787

Airlines: 0.25%
Delta Air Lines Incorporated	2.60	12-4-2020	3,000,000	2,961,322

Construction & Engineering: 0.18%
SBA Tower Trust 144A	3.60	4-9-2043	2,080,000	2,082,647

Machinery: 0.29%
CNH Industrial Capital LLC	4.38	11-6-2020	3,375,000	3,442,500

Road & Rail: 0.30%
ERAC USA Finance LLC 144A	2.35	10-15-2019	3,605,000	3,574,939

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Transportation Infrastructure: 0.25%
TTX Company 144A	2.25%	2-1-2019	$2,905,000	$2,897,702

Information Technology: 2.24%

Semiconductors & Semiconductor Equipment: 0.76%
Maxim Integrated Product Incorporated	2.50	11-15-2018	1,630,000	1,628,321
Qualcomm Incorporated	1.85	5-20-2019	3,720,000	3,686,563
Qualcomm Incorporated	2.10	5-20-2020	3,720,000	3,647,014

				8,961,898

Technology Hardware, Storage & Peripherals: 1.48%
Apple Incorporated	1.80	11-13-2019	7,000,000	6,921,528
EMC Corporation	2.65	6-1-2020	3,660,000	3,560,584
Hewlett Packard Enterprise Company	3.60	10-15-2020	7,000,000	7,075,663

				17,557,775

Materials: 0.65%

Paper & Forest Products: 0.65%
Georgia Pacific LLC 144A	2.54	11-15-2019	7,740,000	7,707,649

Telecommunication Services: 1.76%

Diversified Telecommunication Services: 1.76%
AT&T Incorporated	5.00	3-1-2021	9,915,000	10,432,389
Broadcom International Limited	2.20	1-15-2021	7,000,000	6,778,416
Broadcom International Limited	2.38	1-15-2020	3,720,000	3,674,587

				20,885,392

Utilities: 1.18%

Electric Utilities: 0.56%
Duke Energy Florida LLC	2.10	12-15-2019	2,000,000	1,990,186
Interstate Power & Light Company	5.88	9-15-2018	1,675,000	1,704,866
Pinnacle West Capital Corporation	2.25	11-30-2020	3,000,000	2,948,071

				6,643,123

Multi-Utilities: 0.62%
Black Hills Corporation	2.50	1-11-2019	3,645,000	3,644,551
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,639,704

				7,284,255

Total Corporate Bonds and Notes (Cost $410,604,332)				406,992,960

Municipal Obligations: 2.65%

California: 0.31%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	3,620,000	3,625,321

Connecticut: 0.54%
Connecticut Series A (GO Revenue)	2.30	1-15-2019	5,000,000	4,997,200
Connecticut Series A (GO Revenue)	5.46	3-1-2019	1,420,000	1,439,809

				6,437,009

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 0.62%
Illinois Finance Authority (GO Revenue)	5.67%	3-1-2018	$1,735,000	$1,735,000
State of Illinois (GO Revenue)	4.35	6-1-2018	598,000	600,248
State of Illinois (Miscellaneous Revenue)	5.00	5-1-2019	4,930,000	5,064,047

				7,399,295

Michigan: 0.21%
Michigan Finance Authority Subordinated Bond Series C-2 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	1.61	11-1-2018	1,000,000	996,180
Michigan Finance Authority Subordinated Bond Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.06	4-1-2018	1,000,000	999,170
Michigan Finance Authority Subordinated Bond Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.27	4-1-2019	500,000	493,050

				2,488,400

New Jersey: 0.34%
New Jersey TTFA Series B (Miscellaneous Revenue)	1.76	12-15-2018	4,000,000	3,969,080

Wisconsin: 0.63%
Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	7,610,000	7,494,556

Total Municipal Obligations (Cost $31,524,340)				31,413,661

Non-Agency Mortgage-Backed Securities: 18.18%
Acis CLO Limited Series 2013-1A Class A1 (3 Month LIBOR +0.87%) 144A±	2.60	4-18-2024	291,403	291,555
ALM Loan Funding Series 2015-12A Class A1R (3 Month LIBOR +1.05%) 144A±	2.77	4-16-2027	3,725,000	3,727,902
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	2,278,888	2,226,199
BlueMountain CLO Limited Series 2014-2A Class AR (3 Month LIBOR +0.93%) 144A±	2.67	7-20-2026	5,970,000	5,972,973
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.64	10-15-2032	1,615,000	1,618,012
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	4,454,810	4,389,842
CGDB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.75%) 144A±	2.34	5-15-2030	5,500,000	5,508,687
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.38	7-15-2032	5,500,000	5,511,331
Chicago Skyscraper Trust Series 2017-SKY Class A (1 Month LIBOR +0.80%) 144A±	2.39	2-15-2030	4,650,000	4,656,904
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.20	1-20-2028	7,550,000	7,550,846
CIFC Funding Limited Series 2015-2A Class AR (3 Month LIBOR +0.78%) 144A±	2.50	4-15-2027	7,000,000	6,999,937
Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±±	6.15	12-10-2049	1,000,000	1,013,740
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class A2	2.90	5-10-2047	750,000	752,200
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	3,563,000	3,593,768
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.44	7-15-2032	6,150,000	6,149,994
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.69	7-15-2030	5,993,000	5,975,864
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	15,410	16,041
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	219,576	224,142
Commercial Mortgage Trust Series 2014-LC15 Class A2	2.84	4-10-2047	3,033,000	3,042,481
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,925,000	7,984,909
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	2,900,000	2,908,470
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	4,650,000	4,670,035
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	6,131,280	6,065,782
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	2.75	6-19-2031	155,059	154,704
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.21	6-19-2031	95,160	93,760

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	2.31%	12-31-2023	$1,479,983	$1,480,156
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.63	12-31-2027	7,030,000	7,031,526
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,775,192	1,759,320
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.39	1-25-2022	21,687	21,642
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.71	9-25-2033	393,397	388,176
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	4,242,272	4,124,614
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	2,396,068	2,416,981
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	5,397,812	5,617,925
GS Mortgage Securities Trust Series 2013-GC12 Class A2	2.01	6-10-2046	784,932	784,455
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	676,322	669,872
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,763,273	1,724,864
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	45,031	44,971
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.84	10-22-2025	7,000,000	7,013,965
Housing Securities Incorporated Series 1992-8 Class E ±±	4.95	6-25-2024	41,996	42,648
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	1.72	6-12-2047	2,405,163	2,365,753
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A3	2.48	12-15-2047	1,692,524	1,691,164
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A (1 Month LIBOR +1.45%) 144A±	3.04	8-15-2027	10,000,000	10,000,010
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	115,000	114,883
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	6,194,414	6,133,990
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-ASH Class A (1 Month LIBOR +1.50%) 144A±	3.09	10-15-2034	4,700,000	4,702,909
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	3,864,122	3,771,452
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	4,036,278	3,975,094
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.30	10-25-2032	7,885	7,864
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	1,193,658	1,193,689
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	2,625,974	2,631,662
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,940,000	2,947,938
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A1	1.53	1-15-2049	1,840,204	1,806,043
Morgan Stanley Capital I Trust Series 2007-IQ16 Class AMA ±±	6.12	12-12-2049	27,680	27,666
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	6,140,381	5,988,425
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.52	1-15-2028	4,085,000	4,085,270
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.79	5-21-2027	6,300,000	6,302,690
Rait Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	2.54	6-15-2037	2,984,448	2,987,184
Regatta IV Funding Limited Series 2014-1A Class A2R (3 Month LIBOR +1.02%) 144A±	2.77	7-25-2026	5,245,000	5,252,243
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	3.09	11-25-2020	162,059	163,029
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.44	8-20-2030	5,200,000	5,211,347
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.43	10-25-2024	10,820	10,925
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.14	2-25-2028	208,896	206,956
TICP Collateralized Loan Obligation Limited Trust Series 2014-2A Class A1AR (3 Month LIBOR +1.16%) 144A±	2.90	7-20-2026	5,500,000	5,511,594
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	2.54	4-15-2027	7,000,000	6,999,923
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.13	8-25-2032	134,807	131,024
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.13	8-25-2032	126,374	120,608
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	297,343	296,620
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.84	1-22-2027	6,300,000	6,316,292

Total Non-Agency Mortgage-Backed Securities (Cost $216,487,469)				215,175,440

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 17.88%

Consumer Discretionary: 0.72%

Automobiles: 0.10%
Jaguar Land Rover Limited 144A	4.25%	11-15-2019	$1,220,000	$1,226,100

Media: 0.62%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	7,000,000	7,337,316

Consumer Staples: 1.30%

Beverages: 0.07%
Suntory Holdings Limited 144A	2.55	9-29-2019	850,000	846,164

Tobacco: 1.23%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	7,025,000	7,007,407
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,486,006

				14,493,413

Financials: 12.61%

Banks: 9.25%
ABN AMRO Bank NV 144A	1.80	9-20-2019	7,000,000	6,894,937
ABN AMRO Bank NV 144A	2.10	1-18-2019	4,000,000	3,982,860
ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,152,413
Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,441,500
Banco Santander Chile 144A	2.50	12-15-2020	8,255,000	8,131,175
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	2,994,728
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	7,470,000	7,326,646
BPCE SA	2.50	7-15-2019	2,245,000	2,234,345
Commonwealth Bank of Australia 144A	1.75	11-7-2019	5,250,000	5,164,113
DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	6,855,182
Federation des Caisses Desjardins du Quebec 144A	2.25	10-30-2020	5,000,000	4,916,487
ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,893,700
Lloyds Bank plc	2.00	8-17-2018	8,000,000	7,991,547
Santander UK plc	2.50	3-14-2019	7,250,000	7,241,660
Sumitomo Mitsui Banking Corporation	2.05	1-18-2019	3,250,000	3,233,971
Sumitomo Mitsui Banking Corporation	2.09	10-18-2019	5,000,000	4,938,800
Sumitomo Mitsui Trust Bank Limited 144A	1.95	9-19-2019	7,000,000	6,910,932
Suncorp-Metway Limited 144A	2.38	11-9-2020	4,000,000	3,923,776
Svenska Handelsbanken AB	1.50	9-6-2019	7,395,000	7,273,479

				109,502,251

Capital Markets: 1.17%
BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,935,294
Macquarie Group Limited 144A	3.00	12-3-2018	4,000,000	4,011,926
Macquarie Group Limited 144A	6.00	1-14-2020	2,750,000	2,891,345

				13,838,565

Diversified Financial Services: 1.63%
Corporacion Andina de Fomento	2.00	5-10-2019	8,000,000	7,943,742
Shell International Finance BV	1.38	5-10-2019	4,000,000	3,944,931

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
UBS AG 144A	2.20%	6-8-2020	$3,725,000	$3,666,775
UBS AG	2.38	8-14-2019	3,730,000	3,707,401

				19,262,849

Insurance: 0.56%
Axis Specialty Finance plc	2.65	4-1-2019	6,641,000	6,631,536

Health Care: 1.60%

Pharmaceuticals: 1.60%
Actavis Funding SCS	2.35	3-12-2018	8,265,000	8,266,709
Shire plc ADR	1.90	9-23-2019	2,880,000	2,835,448
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	8,000,000	7,806,011

				18,908,168

Industrials: 0.50%

Transportation Infrastructure: 0.50%
Asciano Finance Limited 144A	5.00	4-7-2018	5,903,000	5,915,860

Materials: 0.32%

Metals & Mining: 0.32%
ArcelorMittal SA	5.75	3-1-2021	3,660,000	3,843,000

Telecommunication Services: 0.83%

Diversified Telecommunication Services: 0.83%
Deutsche Telekom International Finance BV 144A	2.23	1-17-2020	10,000,000	9,884,885

Total Yankee Corporate Bonds and Notes (Cost $213,829,147)				211,690,107

	Yield		Shares
Short-Term Investments: 1.60%

Commercial Paper: 1.06%
Catholic Health Initiative (z)	1.05	3-2-2018	12,600,000	12,599,265

Investment Companies: 0.37%
Securities Lending Cash Investment LLC (l)(r)(u)	1.62		1,019,898	1,020,000
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.29		3,322,313	3,322,313

				4,342,313

			Principal
U.S. Treasury Securities: 0.17%
U.S. Treasury Bill (z)#	1.23	3-15-2018	$1,950,000	1,949,018

Total Short-Term Investments (Cost $18,890,577)				18,890,596

Total investments in securities (Cost $1,187,016,080)	99.59%	1,178,943,819
Other assets and liabilities, net	0.41	4,884,967

Total net assets	100.00%	$1,183,828,786

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	19

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

«	All or a portion of this security is on loan.

(z)	Zero coupon security. The rate represents the current yield to maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year U.S. Treasury Notes	(1,586)	6-29-2018	$(337,220,532)	$(336,975,438)	$245,094	$0
5-Year U.S. Treasury Notes	(207)	6-29-2018	(23,634,864)	(23,583,445)	51,419	0

					$296,513	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	0	5,189,981	4,170,083	1,019,898	$0	$0	$6,153	$1,020,000
Wells Fargo Government Money Market Fund Select Class	119,018,607	442,715,593	558,411,887	3,322,313	0	0	381,650	3,322,313

					$0	$0	$387,803	$4,342,313	0.37%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Ultra Short-Term Income Fund	Statement of assets and liabilities—February 28, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $999,162 of securities loaned), at value (cost $1,182,673,767)	$1,174,601,506
Investments in affiliated securities, at value (cost $4,342,313)	4,342,313
Cash	104
Receivable for investments sold	1,420,000
Principal paydown receivable	80,795
Receivable for Fund shares sold	3,325,644
Receivable for interest	6,629,951
Receivable for securities lending income	316

Total assets	1,190,400,629

Liabilities
Payable for Fund shares redeemed	3,998,233
Payable upon receipt of securities loaned	1,020,000
Dividends payable	931,311
Management fee payable	208,470
Administration fees payable	91,991
Payable for daily variation margin on open futures contracts	19,406
Distribution fee payable	2,940
Trustees’ fees and expenses payable	2,170
Accrued expenses and other liabilities	297,322

Total liabilities	6,571,843

Total net assets	$1,183,828,786

NET ASSETS CONSIST OF
Paid-in capital	$1,232,304,144
Overdistributed net investment income	(725,195)
Accumulated net realized losses on investments	(39,974,415)
Net unrealized losses on investments	(7,775,748)

Total net assets	$1,183,828,786

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$261,747,086
Shares outstanding – Class A1	30,961,131
Net asset value per share – Class A	$8.45
Maximum offering price per share – Class A2	$8.62
Net assets – Class C	$5,197,820
Shares outstanding – Class C1	615,536
Net asset value per share – Class C	$8.44
Net assets – Administrator Class	$18,141,356
Shares outstanding – Administrator Class[1]	2,155,220
Net asset value per share – Administrator Class	$8.42
Net assets – Institutional Class	$898,742,524
Shares outstanding – Institutional Class[1]	106,361,437
Net asset value per share – Institutional Class	$8.45

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2018 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	21

Investment income
Interest	$12,903,806
Income from affiliated securities	387,803

Total investment income	13,291,609

Expenses
Management fee	2,280,386
Administration fees
Class A	218,031
Class C	4,392
Administrator Class	17,333
Institutional Class	405,732
Shareholder servicing fees
Class A	340,673
Class C	6,863
Administrator Class	43,332
Distribution fee
Class C	20,588
Custody and accounting fees	45,107
Professional fees	32,399
Registration fees	159,933
Shareholder report expenses	41,936
Trustees’ fees and expenses	12,449
Other fees and expenses	20,261

Total expenses	3,649,415
Less: Fee waivers and/or expense reimbursements	(785,320)

Net expenses	2,864,095

Net investment income	10,427,514

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(227,196)
Futures transactions	5,412,648

Net realized gains on investments	5,185,452

Net change in unrealized gains (losses) on:
Unaffiliated securities	(9,862,857)
Futures transactions	199,809

Net change in unrealized gains (losses) on investments	(9,663,048)

Net realized and unrealized gains (losses) on investments	(4,477,596)

Net increase in net assets resulting from operations	$5,949,918

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Ultra Short-Term Income Fund	Statement of changes in net assets

	Six months ended February 28, 2018 (unaudited)		Year ended August 31, 2017

Operations
Net investment income		$10,427,514		$20,208,850
Net realized gains on investments		5,185,452		782,603
Net change in unrealized gains (losses) on investments		(9,663,048)		(2,659,824)

Net increase in net assets resulting from operations		5,949,918		18,331,629

Distributions to shareholders from
Net investment income
Class A		(1,787,120)		(3,275,149)
Class C		(15,337)		(21,988)
Administrator Class		(245,814)		(314,568)
Institutional Class		(8,408,465)		(16,612,992)

Total distributions to shareholders		(10,456,736)		(20,224,697)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,021,535	51,037,682	8,702,208	73,793,334
Class C	76,658	648,585	156,489	1,325,887
Administrator Class	5,042,710	42,600,338	1,447,554	12,229,691
Institutional Class	57,933,957	490,813,226	131,295,470	1,113,341,644

		585,099,831		1,200,690,556

Reinvestment of distributions
Class A	204,712	1,733,776	372,917	3,162,637
Class C	1,795	15,178	2,557	21,662
Administrator Class	28,666	241,948	36,668	309,753
Institutional Class	377,959	3,200,704	844,776	7,162,350

		5,191,606		10,656,402

Payment for shares redeemed
Class A	(7,571,625)	(64,153,216)	(14,399,228)	(122,123,201)
Class C	(142,603)	(1,207,161)	(359,267)	(3,043,190)
Administrator Class	(6,140,632)	(51,838,396)	(1,414,056)	(11,944,464)
Institutional Class	(77,181,618)	(653,749,111)	(147,978,477)	(1,254,571,635)

		(770,947,884)		(1,391,682,490)

Net decrease in net assets resulting from capital share transactions		(180,656,447)		(180,335,532)

Total decrease in net assets		(185,163,265)		(182,228,600)

Net assets
Beginning of period		1,368,992,051		1,551,220,651

End of period		$1,183,828,786		$1,368,992,051

Overdistributed net investment income		$(725,195)		$(695,973)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Income Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.48	$8.49	$8.46	$8.53	$8.53	$8.55
Net investment income	0.06	0.09	0.08	0.05	0.06	0.06
Net realized and unrealized gains (losses) on investments	(0.03)	(0.01)	0.03	(0.06)	0.00	(0.02)

Total from investment operations	0.03	0.08	0.11	(0.01)	0.06	0.04
Distributions to shareholders from
Net investment income	(0.06)	(0.09)	(0.08)	(0.05)	(0.06)	(0.06)
Tax basis return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	(0.06)	(0.09)	(0.08)	(0.06)	(0.06)	(0.06)
Net asset value, end of period	$8.45	$8.48	$8.49	$8.46	$8.53	$8.53
Total return[1]	0.30%	0.97%	1.28%	(0.07)%	0.74%	0.52%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.79%	0.79%	0.77%	0.78%	0.83%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.31%	1.09%	0.93%	0.64%	0.70%	0.72%
Supplemental data
Portfolio turnover rate	30%	56%	51%	70%	47%	56%
Net assets, end of period (000s omitted)	$261,747	$274,079	$319,565	$151,561	$196,459	$158,363

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.47	$8.48	$8.45	$8.52	$8.52	$8.55
Net investment income (loss)	0.02	0.02	0.01	(0.01)	(0.01)	(0.00)[1]
Net realized and unrealized gains (losses) on investments	(0.03)	0.00	0.03	(0.06)	0.01	(0.03)

Total from investment operations	(0.01)	0.02	0.04	(0.07)	0.00	(0.03)
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Tax basis return of capital	0.00	0.00	0.00	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.02)	(0.03)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$8.44	$8.47	$8.48	$8.45	$8.52	$8.52
Total return[2]	(0.07)%	0.22%	0.52%	(0.81)%	0.05%	(0.31)%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.54%	1.54%	1.52%	1.53%	1.59%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	0.55%	0.34%	0.17%	(0.10)%	(0.05)%	(0.02)%
Supplemental data
Portfolio turnover rate	30%	56%	51%	70%	47%	56%
Net assets, end of period (000s omitted)	$5,198	$5,760	$7,464	$7,642	$9,078	$11,859

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Income Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.45	$8.46	$8.42	$8.50	$8.50	$8.52
Net investment income	0.06	0.10	0.09	0.07 [1]	0.07	0.07
Net realized and unrealized gains (losses) on investments	(0.03)	(0.01)	0.04	(0.07)	0.01	(0.01)

Total from investment operations	0.03	0.09	0.13	0.00	0.08	0.06
Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.09)	(0.07)	(0.08)	(0.08)
Tax basis return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	(0.06)	(0.10)	(0.09)	(0.08)	(0.08)	(0.08)
Net asset value, end of period	$8.42	$8.45	$8.46	$8.42	$8.50	$8.50
Total return[2]	0.37%	1.12%	1.55%	(0.04)%	0.89%	0.67%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.73%	0.73%	0.71%	0.72%	0.77%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	1.43%	1.24%	1.05%	0.81%	0.84%	0.87%
Supplemental data
Portfolio turnover rate	30%	56%	51%	70%	47%	56%
Net assets, end of period (000s omitted)	$18,141	$27,245	$26,679	$44,682	$119,884	$145,498

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2018 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.48	$8.49	$8.45	$8.53	$8.52	$8.55
Net investment income	0.07	0.12	0.11	0.08	0.09	0.09
Net realized and unrealized gains (losses) on investments	(0.03)	(0.01)	0.04	(0.07)	0.01	(0.03)

Total from investment operations	0.04	0.11	0.15	0.01	0.10	0.06
Distributions to shareholders from
Net investment income	(0.07)	(0.12)	(0.11)	(0.08)	(0.09)	(0.09)
Tax basis return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00

Total distributions to shareholders	(0.07)	(0.12)	(0.11)	(0.09)	(0.09)	(0.09)
Net asset value, end of period	$8.45	$8.48	$8.49	$8.45	$8.53	$8.52
Total return[1]	0.47%	1.33%	1.75%	0.16%	1.21%	0.75%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.46%	0.46%	0.44%	0.45%	0.50%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.65%	1.43%	1.27%	0.99%	1.05%	1.07%
Supplemental data
Portfolio turnover rate	30%	56%	51%	70%	47%	56%
Net assets, end of period (000s omitted)	$898,743	$1,061,908	$1,197,514	$1,137,808	$1,418,101	$996,437

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

28	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status at year end.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	29

As of February 28, 2018, the aggregate cost of all investments for federal income tax purposes was $1,187,016,080 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,513,393
Gross unrealized losses	(9,289,141)
Net unrealized losses	$(7,775,748)

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2018	2019	Short-term	Long-term
$7,738,751	$7,448,920	$3,146,673	$26,445,663

As of August 31, 2017, the Fund had current year deferred post-October capital losses consisting of $135,479 in short-term losses and $147,677 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

30	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$148,991,771	$0	$148,991,771

Asset-backed securities	0	145,789,284	0	145,789,284

Corporate bonds and notes	0	406,992,960	0	406,992,960

Municipal obligations	0	31,413,661	0	31,413,661

Non-agency mortgage-backed securities	0	215,175,440	0	215,175,440

Yankee corporate bonds and notes	0	211,690,107	0	211,690,107

Short-term investments
Commercial paper	0	12,599,265	0	12,599,265
Investment companies	3,322,313	0	0	3,322,313
U.S. Treasury securities	1,949,018	0	0	1,949,018
Investments measured at net asset value*				1,020,000
	5,271,331	1,172,652,488	0	1,178,943,819
Futures contracts	296,513	0	0	296,513
Total assets	$5,567,844	$1,172,652,488	$0	$1,179,240,332

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,020,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized gains or losses at measurement date. The current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 28, 2018, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	31

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, and 0.35% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2018, Funds Distributor received $989 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2018 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$33,033,659	$406,328,331	$4,162,887	$359,152,173

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2018, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $365,688,216 in short futures contracts during the six months ended February 28, 2018.

On February 28, 2018, the cumulative unrealized gains on futures contracts in the amount of $296,513 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

32	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of liabilities
JP Morgan	$296,513*	$0	$0	$296,513

*	Amount represents unrealized gains on futures contracts which are reported in Net unrealized losses on investments. Only the current day’s variation margin as of February 28, 2018 is reported separately on the Statement of Assets and Liabilities.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2018, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Ultra Short-Term Income Fund	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Ultra Short-Term Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Ultra Short-Term Income Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

36	Wells Fargo Ultra Short-Term Income Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Ultra Short-Term Income Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309374 04-18 SA223/SAR223 02-18

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	April 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	April 28, 2018

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 28, 2018